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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds
 (Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2019

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Semi-annual Report
(unaudited)
April 30, 2019

Madison Funds®

Madison Conservative Allocation Fund

Madison Moderate Allocation Fund

Madison Aggressive Allocation Fund

Madison Government Money Market Fund

Madison Tax-Free Virginia Fund

Madison Tax-Free National Fund

Madison High Quality Bond Fund

Madison Core Bond Fund

Madison Corporate Bond Fund

Madison High Income Fund

Madison Diversified Income Fund

Madison Covered Call & Equity Income Fund

Madison Dividend Income Fund

Madison Large Cap Value Fund

Madison Investors Fund

Madison Mid Cap Fund

Madison Small Cap Fund

Madison International Stock Fund

Beginning March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer mail paper copies of the funds’ shareholder reports, unless you specifically request paper copies from Madison Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Madison Funds website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you can update your mailing preferences with your financial intermediary, or enroll in e-delivery at madisonfunds.com (for accounts held directly with the funds).

You may elect to receive all future reports in paper free of charge by calling Madison Funds at (800) 877-6089 if you hold shares directly with the funds. Your election to receive reports in paper will apply to all funds held with Madison Funds. If your fund shares are held through a financial intermediary, please contact them directly to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Madison Funds | April 30, 2019

Although each fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular fund, group of funds or list of funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the funds.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Performance data shown represents past performance, past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

1

Madison Funds | April 30, 2019

Period in Review (unaudited)

The stock market rebounded in the first calendar quarter of 2019 as the U.S. Federal Reserve (Fed) pivoted on its intent to raise interest rates and on the speed with which it will be reducing its $4 trillion asset portfolio. The result was clear: long-term interest rates declined and risk assets rallied. During the first six months of the Madison Funds fiscal year (November 2018-April 2019), the S&P 500® gained 9.76%, the Russell Midcap® advanced 11.65%, and the MSCI EAFE® Index (net) returned 7.45%. Bond returns were positive during the period as longer-dated interest rates declined despite short-term rates remaining pegged near the Fed mandated level. The Bloomberg Barclays U.S. Aggregate Bond® Index advanced 5.49% during the semi-annual period.

We opined last quarter that “investors have merit in their concern as central banks withdraw liquidity - arguably one of the key drivers of asset prices.” Indeed, many believe the primary catalyst for the first quarter stock market rally (after a tough fourth quarter of 2018) was the near 180 degree turn the Fed made in early January. Just months before, at the September, 2018 Fed meeting, Chairman Powell implied the central bank would continue to increase short-term rates while also shrinking its balance sheet (i.e. quantitative tightening) at an accelerated rate of $50 billion/month. This position was confirmed in December when the Fed voted to raise interest rates another 0.25% and signaled that two more increases were likely in 2019. The U-turn in Fed policy occurred shortly thereafter and was documented in the minutes of the January, 2019 Fed meeting when the central bank acknowledged it would be “patient” in considering further interest rates hikes and would be flexible in reducing its holdings of Treasury and mortgage-backed securities. The minutes also confirmed that FOMC members were aware their actions had created destabilizing effects, pushing stocks and other risk assets into decline. The market’s response was robust as the S&P 500 Index gained over 20% from the low on December 24 to the end of March, 2019.

It wasn’t just the Fed that shifted its stance – the European Central Bank (ECB) also indicated it would keep interest rates below zero for longer than had been expected (until at least the end of 2019). Additionally, the ECB indicated it was planning new credit facilities for banks to induce them to make loans. These actions were likely driven by an acknowledgment of weaker economic growth as the central bank slashed its EU growth forecast to just 1.1% for 2019 (previously at 1.7%). In fact, both China and Europe are showing more indications of economic slowdown and there are few signs that trade tensions between Beijing and Washington are easing. The U.S. Treasury yield curve tipped into an “inversion” as the gap between 3-month and 10-year yields vanished at the end of the first quarter of this year – confirming the bond market’s worries of a global slowdown. Despite these ongoing concerns, recent economic releases have calmed near-term market fears of an impending slowdown in the U.S. with the unemployment rate falling to 3.6% at the end of April and first quarter U.S. Gross Domestic Product (GDP) growth surprising on the upside at a 3.2% quarter-over-quarter annualized rate.

The stock market’s reaction to growing global uncertainty was in clear contrast to 2018, when earnings growth was exceptionally strong but stock prices actually declined and resulted in a lower price-to-earnings (P/E) multiple. Fast forward to the first quarter of 2019 and the opposite occurred – earnings expectations have steadily deteriorated yet stock prices have increased significantly. When viewed through a valuation lens, the price-to-earnings (P/E) multiple has expanded in 2019 despite a multitude of uncertainties, both domestic and global, political and economic. Indeed, one may wonder how stock prices can rise so dramatically when economic growth forecasts have declined and bond yields continue to signal softer growth. The answer, it seems, lies directly with expectations that central banks worldwide will keep a lid on interest rates and will be cognizant of their impact on risk asset prices.

As we navigate an environment of uneven economic growth and shifting central bank policies, we believe volatility will remain high. Without doubt, the economic expansion will come to an end but predicting that point is near impossible – making market timing a futile endeavor. We continue to believe that investors are best served by choosing investments based upon time horizon and risk tolerance. This approach, along with investing in stocks of lower-risk, higher-quality companies and shorter-duration, higher-quality bonds, will allow investors to participate in the markets while providing some shelter as market volatility and geopolitical risks persist.

2

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

ALLOCATION FUNDS SUMMARY

The Madison Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds invest primarily in shares of registered investment companies (the “Underlying Funds”). The funds are diversified among a number of asset classes and their allocation among Underlying Funds are based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

MADISON CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund (Class A at NAV) returned 6.14% for the period, underperforming the Conservative Allocation Fund Custom Index return of 7.11%. The fund outperformed its peers as measured by the Morningstar Conservative Allocation category, which advanced 5.96%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Alternative Funds	0.8%
Bond Funds	64.7%
Foreign Stock Funds	9.5%
Short-Term Investments	2.4%
Stock Funds	22.6%
Net Other Assets and Liabilities	0.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Madison Core Bond Fund Class Y	18.2%
Vanguard Short-Term Corporate Bond ETF	11.0%
Vanguard Short-Term Treasury ETF	11.0%
Madison Dividend Income Fund Class Y	8.0%
Madison Investors Fund Class Y	8.0%
Baird Aggregate Bond Fund Institutional Shares	7.7%
Madison Corporate Bond Fund Class Y	5.8%
iShares 20+ Year Treasury Bond ETF	4.0%
iShares 7-10 Year Treasury Bond ETF	4.0%
Vanguard Information Technology ETF	3.4%

MADISON MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund (Class A at NAV) returned 7.30% for the period, while its blended benchmark, the Moderate Allocation Fund Custom Index, returned 8.14%. The fund outpaced its Morningstar peer group as the Moderate Allocation category returned an average of 7.08%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Alternative Funds	1.3%
Bond Funds	39.9%
Foreign Stock Funds	17.3%
Short-Term Investments	3.6%
Stock Funds	38.0%
Net Other Assets and Liabilities	(0.1)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Madison Investors Fund Class Y	12.7%
Madison Dividend Income Fund Class Y	12.5%
Madison Core Bond Fund Class Y	12.2%
Vanguard Short-Term Corporate Bond ETF	9.5%
Vanguard Information Technology ETF	6.1%
Vanguard Short-Term Treasury ETF	6.0%
Baird Aggregate Bond Fund Institutional Shares	5.5%
SPDR S&P Emerging Asia Pacific ETF	4.5%
Vanguard FTSE Emerging Markets ETF	4.4%
Vanguard FTSE All-World ex-U.S. ETF	4.2%

MADISON AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund (Class A at NAV) returned 8.17% for the period, trailing its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned 8.89%. The fund outperformed its Morningstar Aggressive Allocation category peer group, which averaged a 7.23% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

3

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Alternative Funds	1.5%
Bond Funds	19.8%
Foreign Stock Funds	23.0%
Short-Term Investments	5.7%
Stock Funds	50.4%
Net Other Assets and Liabilities	(0.4)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Madison Investors Fund Class Y	14.5%
Madison Dividend Income Fund Class Y	14.4%
Vanguard Information Technology ETF	8.1%
Madison Core Bond Fund Class Y	6.9%
Vanguard FTSE All-World ex-U.S. ETF	6.3%
SPDR S&P Emerging Asia Pacific ETF	5.9%
Vanguard FTSE Emerging Markets ETF	5.6%
Vanguard Short-Term Corporate Bond ETF	5.5%
iShares Core S&P 500 ETF	4.6%
Madison Mid Cap Fund Class Y	3.4%

MADISON GOVERNMENT MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Government Money Market Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized by cash or government securities, including but not limited to the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporate, and Federal Farm Credit Banks.

The fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

PERFORMANCE DISCUSSION

The Madison Government Money Market Fund (Class A) returned 0.90% for the period, compared to a 1.19% return on the fund’s FTSE 90 day U.S. Treasury Bill benchmark. The Morningstar U.S. Fund Money Market -Taxable peer group returned 0.94% for the period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Fannie Mae	29.1%
Federal Home Loan Bank	31.5%
Freddie Mac	25.7%
Short-Term Investments	3.2%
U.S. Treasury Notes	10.2%
Net Other Assets and Liabilities	0.3%

MADISON TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

The Madison Tax-Free Virginia Fund (Class Y) had a total return of 4.61% for the period. The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index was up 5.18%, while the fund’s Morningstar peer group, the Municipal Single State Intermediate Category advanced 4.39%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Airport	2.7%
Development	3.2%
Education	10.4%
Facilities	6.5%
General	11.4%
General Obligation	26.0%
Medical	6.5%
Multifamily Housing	4.7%
Power	4.1%
Transportation	9.8%
Utilities	1.5%
Water	10.8%
Net Other Assets and Liabilities	2.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.1%
Fairfax County Redevelopment & Housing Authority, 4.750%, 10/1/36	3.4%
James City County Economic Development Authority, 5.0%, 6/15/30	2.8%
Metropolitan Washington Airports Authority Revenue, 5.0%, 10/1/43	2.7%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.7%
Chesterfield County Economic Development Authority, 5.0%, 5/1/23	2.6%
Commonwealth of Virginia, 5.0%, 6/1/23	2.6%
County of Henrico VA Water & Sewer Revenue, 4.0%, 5/1/32	2.6%
Virginia College Building Authority, 5.0%, 2/1/23	2.6%
Hampton Roads Transportation Accountability Commission, 5.0%, 7/1/42	2.5%

MADISON TAX FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

The Madison Tax-Free National Fund (Class Y) had a total return of 4.93% for the period. The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index was up 5.18%, while the fund’s Morningstar peer group, the Municipal National Long Category, advanced 5.87%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

4

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Alabama	1.3%	New Jersey	5.4%
California	0.6%	New York	3.6%
Colorado	2.0%	North Carolina	3.7%
Florida	11.1%	Ohio	2.4%
Georgia	3.6%	Oklahoma	2.3%
Hawaii	2.2%	Pennsylvania	1.7%
Idaho	2.3%	South Carolina	1.1%
Illinois	5.6%	Tennessee	0.5%
Indiana	2.4%	Texas	12.6%
Iowa	2.1%	Utah	1.5%
Kansas	3.5%	Virginia	8.3%
Kentucky	2.1%	Washington	1.0%
Michigan	3.5%	West Virginia	2.2%
Mississippi	2.4%	Wisconsin	4.9%
Missouri	2.0%	Net Other Assets and Liabilities	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

City of Margate FL, General Obligation, 5.0%, 7/1/25	3.9%
Maple School District, General Obligation, 5.0%, 4/1/24	3.1%
City of Austin TX, General Obligation, 5.0%, 9/1/26	2.8%
Cook County School District No. 111, General Obligation, 5.0%, 12/1/35	2.6%
City of Wichita KS, General Obligation, 5.0%, 12/1/24	2.5%
Hampton Roads Sanitation District, 5.0%, 10/1/36	2.5%
Western Regional Jail Authority, 5.0%, 12/1/34	2.5%
Cleveland-Cuyahoga County Port Authority, 5.0%, 7/1/24	2.4%
Orlando Utilities Commission, 5.0%, 10/1/22	2.4%
Vanderburgh County Redevelopment District, 5.0%, 2/1/26	2.4%

MADISON HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y) returned 3.43% for the period, trailing the fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index, which advanced 4.06%. The Morningstar Short-Term Bond peer group gained 2.58% for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Consumer Discretionary	3.9%
Consumer Staples	1.7%
Energy	1.4%
Fannie Mae	4.4%
Financials	17.0%
Freddie Mac	4.5%
Health Care	3.4%
Industrials	0.6%
Information Technology	11.5%
Real Estate	2.0%
Short-Term Investments	2.0%
U.S. Treasury Notes	47.5%
Net Other Assets and Liabilities	0.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

U.S. Treasury Note, 2.375%, 5/15/27	5.0%
Freddie Mac, 2.375%, 1/13/22	4.5%
Fannie Mae, 1.375%, 10/7/21	4.4%
U.S. Treasury Note, 2.125%, 5/15/25	4.4%
U.S. Treasury Note, 2.375%, 8/15/24	3.6%
U.S. Treasury Note, 3.625%, 2/15/20	3.4%
U.S. Treasury Note, 2.625%, 11/15/20	3.4%
U.S. Treasury Note, 2.500%, 8/15/23	3.4%
U.S. Treasury Note, 2.750%, 11/15/23	3.4%
U.S. Treasury Note, 1.375%, 8/31/20	3.3%

MADISON CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class Y) returned 5.14% for the period, trailing the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index®, which advanced 5.49%. The Morningstar Intermediate-Term Core Bond peer group gained 4.89% for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Asset Backed Securities	6.1%
Collateralized Mortgage Obligations	5.1%
Commercial Mortgage-Backed Securities	3.6%
Corporate Notes and Bonds	35.1%
Long Term Municipal Bonds	2.5%
Mortgage Backed Securities	21.3%
Short-Term Investments	1.7%
U.S. Government and Agency Obligations	23.7%
Net Other Assets and Liabilities	0.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

U.S. Treasury Notes, 2.875%, 5/15/28	2.0%
U.S. Treasury Notes, 2.250%, 11/15/25	1.7%
U.S. Treasury Notes, 3.125%, 5/15/21	1.6%
U.S. Treasury Bonds, 3.750%, 8/15/41	1.4%
U.S. Treasury Bonds, 3.0%, 5/15/45	1.3%
County of Palm Beach FL Revenue, 5.0%, 11/1/33	1.3%
U.S. Treasury Notes, 2.625%, 11/15/20	1.3%
U.S. Treasury Notes, 2.125%, 8/15/21	1.3%
U.S. Treasury Notes, 2.125%, 3/31/24	1.3%
FHLMC Multifamily Structured Pass Through Certificates, 2.653%, 8/25/26	1.2%

5

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

MADISON CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The fund expects to maintain an average overall portfolio quality of BBB or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Bloomberg Barclays U.S. Corporate Bond Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION

The Madison Corporate Bond Fund (Class Y) gained 6.85% for the period, while its benchmark, the Bloomberg Barclays U.S. Corporate Bond Index, gained 7.09%. The fund beat its peer group, the Morningstar Corporate Bond category, which averaged a 6.55% gain. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Communication Services	8.1%
Consumer Discretionary	7.0%
Consumer Staples	0.7%
Energy	16.9%
Financials	40.9%
Health Care	3.4%
Industrials	6.6%
Information Technology	6.2%
Materials	5.5%
Real Estate	0.7%
Short-Term Investments	2.1%
Utilities	0.6%
Net Other Assets and Liabilities	1.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Valero Energy Corp., 6.625%, 6/15/37	2.5%
Huntington National Bank/The, 3.550%, 10/6/23	1.8%
KeyCorp, 5.100%, 3/24/21	1.8%
Citigroup Inc., 2.700%, 10/27/22	1.7%
Goldman Sachs Group Inc./The, 3.500%, 11/16/26	1.7%
PNC Bank NA, 2.450%, 7/28/22	1.7%
Verizon Communications Inc., 4.400%, 11/1/34	1.5%
Affiliated Managers Group Inc., 4.250%, 2/15/24	1.4%
Berkshire Hathaway Finance Corp., 4.200%, 8/15/48	1.4%
Prudential Financial Inc., 3.500%, 5/15/24	1.4%

MADISON HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Income Fund invests primarily in lower-rated, higher-yielding, income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Madison High Income Fund (class A at NAV) returned 4.56% during the period, trailing the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index’s 5.55% return. The fund lagged its Morningstar High Yield Bond category peer group, which returned 4.67%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Communication Services	4.1%
Consumer Discretionary	18.5%
Consumer Staples	9.3%
Energy	15.3%
Financials	10.4%
Health Care	4.2%
Industrials	14.8%
Information Technology	0.5%
Materials	3.9%
Real Estate	1.5%
Short-Term Investments	19.8%
Utilities	3.9%
Net Other Assets and Liabilities	(6.2)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

State Street Navigator Securities Lending Government Money Market Portfolio, 2.51%	7.4%
Unit Corp., 6.625%, 5/15/21	3.0%
Rayonier AM Products Inc., 5.500%, 6/1/24	2.7%
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	2.6%
Murphy Oil USA Inc., 5.625%, 5/1/27	2.1%
Carrizo Oil & Gas Inc., 6.250%, 4/15/23	1.9%
American Midstream Partners L.P. / American Midstream Finance Corp., 9.500%, 12/15/21	1.8%
Pilgrim’s Pride Corp., 5.750%, 3/15/25	1.8%
Simmons Foods Inc., 5.750%, 11/1/24	1.8%
Nielsen Finance LLC / Nielsen Finance Co., 5.0%, 4/15/22	1.7%

MADISON DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds may constitute up to 80% of the fund’s assets, stocks will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. Although the fund is permitted in invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A at NAV) returned 9.02% for the period, outperforming its blended index (50% ICE Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned 7.91%. The fund’s comparative Morningstar peer group, the Moderate Allocation category, averaged a 7.08% return for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

6

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Asset Backed Securities	1.8%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	1.0%
Common Stocks	65.6%
Corporate Notes and Bonds	10.6%
Long Term Municipal Bonds	1.1%
Mortgage Backed Securities	6.4%
Short-Term Investments	3.3%
U.S. Government and Agency Obligations	8.6%
Net Other Assets and Liabilities	0.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Comcast Corp.	2.6%
Exxon Mobil Corp.	2.4%
Verizon Communications Inc.	2.3%
Cisco Systems Inc.	2.2%
Texas Instruments Inc.	2.2%
Procter & Gamble Co./The	2.1%
BlackRock Inc.	2.0%
Nestle S.A.	2.0%
Fastenal Co.	1.9%
McDonald’s Corp.	1.9%

MADISON COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION

The Madison Covered Call & Equity Income Fund (Class Y) returned 0.35% for the period, underperforming its covered call benchmark, the CBOE S&P 500 Buy/Write® Index (BXM), which returned 2.30%. The fund lagged the Morningstar Option-Based category’s return of 4.14%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/19

Communication Services	8.8%
Consumer Discretionary	5.5%
Consumer Staples	4.3%
Energy	10.7%
Exchange Traded Funds	4.3%
Financials	12.3%
Health Care	11.0%
Industrials	1.8%
Information Technology	6.3%
Materials	10.8%
Money Market Funds	22.3%
Utilities	1.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

JPMorgan Chase & Co.	3.2%
Bank of America Corp.	3.1%
Baxter International Inc.	2.9%
Newmont Goldcorp Corp.	2.8%
T-Mobile U.S. Inc.	2.7%
Freeport-McMoRan Inc.	2.7%
Berkshire Hathaway Inc., Class B	2.7%
EOG Resources Inc.	2.7%
Medtronic PLC	2.5%
Baker Hughes, a GE Co.	2.9%

MADISON DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase and trades at a high relative dividend yield due to issues viewed by the adviser as temporary, among other characteristics.

PERFORMANCE DISCUSSION

The Madison Dividend Income Fund (Class Y) returned 11.37% for the period, outperforming both of its benchmark indices, the S&P 500® Index, which advanced 9.76%, and the Lipper Equity Income Funds Index®, which returned 8.33%. This performance beat its peer group, as the Morningstar Large Value category returned 6.89%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Communication Services	7.3%
Consumer Discretionary	9.6%
Consumer Staples	10.7%
Energy	6.0%
Financials	14.2%
Health Care	12.4%
Industrials	13.9%
Information Technology	16.4%
Materials	2.6%
Short-Term Investments	3.8%
Utilities	3.6%
Net Other Assets and Liabilities	(0.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Comcast Corp.	3.9%
Verizon Communications Inc.	3.4%
Exxon Mobil Corp.	3.4%
Cisco Systems Inc.	3.3%
Texas Instruments Inc.	3.1%
Procter & Gamble Co./The	3.1%
BlackRock Inc.	3.0%
McDonald’s Corp.	3.0%
Nestle S.A.	3.0%
PepsiCo Inc.	2.9%

7

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

MADISON LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values. The fund generally holds 25-60 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison Large Cap Value Fund (Class Y) returned 3.62% for the period, lagging its benchmark, the Russell 1000 Value® Index, which was up 7.90%. The fund underperformed its Morningstar peer group, Large Cap Value category, which showed a 6.89% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Communication Services	8.2%
Consumer Discretionary	5.6%
Consumer Staples	6.7%
Energy	6.8%
Financials	20.5%
Health Care	9.2%
Industrials	6.5%
Information Technology	9.2%
Materials	5.9%
Real Estate	4.9%
Short-Term Investments	2.0%
Utilities	14.3%
Net Other Assets and Liabilities	0.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Jacobs Engineering Group Inc.	5.6%
AES Corp.	5.0%
Baxter International Inc.	4.9%
JPMorgan Chase & Co.	4.7%
NRG Energy Inc.	4.7%
Procter & Gamble Co./The	4.7%
Sempra Energy	4.7%
Eli Lilly & Co.	4.3%
American Express Co.	4.0%
Aon PLC	4.0%

MADISON INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies selected via bottom-up fundamental analysis. The fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns, have high profitability metrics, and have maintained proportionately low levels of debt. A rigorous analytical process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been exceeded, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

The Madison Investors Fund (Class Y) returned 13.41% for the period, outperforming its benchmark, the S&P 500® Index, which advanced 9.76%. This performance outpaced its peer group, as the Morningstar Large Growth category returned 12.17%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Communication Services	6.6
Consumer Discretionary	19.8
Energy	2.2
Financials	15.3
Health Care	13.3
Industrials	10.7
Information Technology	17.7
Materials	8.0
Real Estate	3.0
Short-Term Investments	6.1
Net Other Assets and Liabilities	(2.7)

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Jacobs Engineering Group Inc.	5.0
PPG Industries Inc.	4.8
US Bancorp	4.7
Alphabet Inc., Class C	4.5
Berkshire Hathaway Inc., Class B	4.4
Brookfield Asset Management Inc., Class A	4.4
Lowe’s Cos. Inc.	4.4
CarMax Inc.	4.1
Cognizant Technology Solutions Corp.	4.1
Dollar Tree Inc.	4.0

8

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

MADISON MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such midcap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. The fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

The Madison Mid Cap Fund (Class Y) returned 13.69% for the period, outperforming its benchmark Russell Midcap® Index’s 11.65% return. The fund outpaced its peer group, the Morningstar Mid-Cap Growth category, which returned 13.02%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Consumer Discretionary	29.0%
Consumer Staples	0.8%
Financials	24.2%
Health Care	5.0%
Industrials	12.1%
Information Technology	9.3%
Materials	4.9%
Real Estate	2.7%
Short-Term Investments	10.0%
Net Other Assets and Liabilities	2.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Arch Capital Group Ltd.	5.5%
Dollar Tree Inc.	5.1%
Liberty Broadband Corp., Class C	5.1%
Markel Corp.	4.7%
CarMax Inc.	4.2%
O’Reilly Automotive Inc.	4.0%
Brown & Brown Inc.	3.9%
Brookfield Asset Management Inc., Class A	3.8%
Copart Inc.	3.6%
IHS Markit Ltd.	3.5%

MADISON SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in such small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average. Under normal circumstances, the fund will generally hold 60-90 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison Small Cap Fund (Class Y) returned 5.10% for the period, trailing the Russell 2000® Index’s 6.06% but beating the Russell 2000® Value Index’s 3.77% return. The fund trailed its peer group average, as the Morningstar Small Blend category returned 5.20%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Consumer Discretionary	5.6%
Consumer Staples	2.9%
Energy	4.9%
Financials	19.2%
Health Care	3.8%
Industrials	32.9%
Information Technology	7.2%
Materials	6.2%
Real Estate	11.6%
Short-Term Investments	5.0%
Utilities	1.8%
Net Other Assets and Liabilities	(1.1)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

TriMas Corp.	2.8%
ESCO Technologies Inc.	2.5%
Mueller Industries Inc.	2.5%
Belden Inc.	2.3%
First Midwest Bancorp Inc.	2.3%
WNS Holdings Ltd.	2.3%
Sensient Technologies Corp.	2.1%
Northwest Bancshares Inc.	2.0%
Thermon Group Holdings Inc.	1.9%
International Bancshares Corp.	1.8%

MADISON INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when the portfolio managers believe that income bearing securities have greater capital appreciation potential than equity securities. The fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 60-80 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison International Stock Fund (Class A at NAV) returned 7.26% for the period, slightly lagging the 7.45% return of the MSCI EAFE Index (net). The fund trailed its peer group, with the Morningstar Foreign Large Blend Category averaging a 7.78% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

9

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

United Kingdom	20.4%
Japan	12.7%
France	12.4%
United States	9.8%
Germany	6.7%
Canada	5.5%
Switzerland	5.0%
Netherlands	4.0%
Ireland	3.8%
Sweden	3.5%
Singapore	2.8%
Belgium	2.7%
Australia	2.6%
Finland	2.6%
Norway	2.4%
China	1.7%
Denmark	1.6%
Spain	1.5%
India	1.0%
Israel	0.9%
South Korea	0.9%
Hong Kong	0.5%
Other Net Assets	(5.0)%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

Communication Services	5.0%
Consumer Discretionary	13.6%
Consumer Staples	9.2%
Energy	6.5%
Financials	18.4%
Health Care	8.7%
Industrials	14.1%
Information Technology	8.2%
Materials	7.2%
Real Estate	2.8%
Short-Term Investments	9.8%
Utilities	1.5%
Net Other Assets and Liabilities	(5.0)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/19

State Street Navigator Securities Lending Government Money Market Portfolio, 2.51%	5.6%
Novartis AG	3.6%
SAP SE	3.5%
Royal Dutch Shell PLC	3.3%
Aon PLC	2.9%
Anheuser-Busch InBev S.A.	2.7%
Medtronic PLC	2.5%
Prudential PLC	2.5%
RELX PLC	2.5%
Safran S.A.	2.3%

10

Madison Funds | Review of Period (unaudited) - continued | April 30, 2019

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-US Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite® IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The ICE Bank of America Merrill Lynch 1-22 Year U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. financial issuers.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

The Lipper Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The Index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

THE MSCI ACWI ex-U.S. Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The Index includes both developed and emerging markets.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

(c) 2019 Morningstar, Inc. All rights reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

11

Madison Funds | April 30, 2019

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 97.6%

Alternative Funds - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy	30,544	$513,445

Bond Funds - 64.7%
Baird Aggregate Bond Fund Institutional Shares	489,862	5,285,615
iShares 20+ Year Treasury Bond ETF	22,287	2,755,788
iShares 7-10 Year Treasury Bond ETF	25,805	2,732,749
iShares TIPS Bond Fund ETF	18,085	2,049,392
Madison Core Bond Fund Class Y (A)	1,262,978	12,465,596
Madison Corporate Bond Fund Class Y (A)	346,961	3,962,299
Vanguard Short-Term Corporate Bond ETF	94,324	7,520,453
Vanguard Short-Term Treasury ETF	124,428	7,519,184

		44,291,076

Foreign Stock Funds - 9.5%
iShares MSCI Japan ETF	6,173	342,108
iShares MSCI United Kingdom ETF	10,781	363,967
SPDR S&P Emerging Asia Pacific ETF	17,178	1,729,309
Vanguard FTSE All-World ex-U.S. ETF	40,090	2,067,842
Vanguard FTSE Emerging Markets ETF	32,491	1,410,434
Vanguard FTSE Europe ETF	11,019	613,868

		6,527,528

Stock Funds - 22.6%
iShares Core S&P 500 ETF	4,621	1,367,539
iShares Core S&P Mid-Cap ETF	385	75,803
iShares Edge MSCI Minimum Volatility USA ETF	5,869	352,609
Madison Dividend Income Fund Class Y (A)	205,004	5,508,467
Madison Investors Fund Class Y (A)	240,767	5,484,672
Madison Mid Cap Fund Class Y (A)	36,323	392,292
Vanguard Information Technology ETF (B)	10,763	2,296,932

		15,478,314

Total Investment Companies
(Cost $64,310,033)		66,810,363

SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (C)	1,664,834	1,664,834

Total Short-Term Investments
(Cost $1,664,834)		1,664,834

TOTAL INVESTMENTS - 100.0%
(Cost $65,974,867**)		68,475,197
NET OTHER ASSETS AND LIABILITIES - 0.0%		(4,336)

TOTAL NET ASSETS - 100.0%		$68,470,861

**	Aggregate cost for Federal tax purposes was $65,974,867.
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $2,250,835, are on loan as part of a securities lending program. See Note 9 for details on the securities lending program.
(C)	7-day yield.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 96.5%

Alternative Funds - 1.3%
Invesco Optimum Yield Diversified Commodity Strategy	102,398	$1,721,310

Bond Funds - 39.9%
Baird Aggregate Bond Fund Institutional Shares	706,359	7,621,615
iShares 20+ Year Treasury Bond ETF	35,959	4,446,330
iShares 7-10 Year Treasury Bond ETF	45,276	4,794,728
Madison Core Bond Fund Class Y (A)	1,710,073	16,878,417
Vanguard Short-Term Corporate Bond ETF	164,105	13,084,092
Vanguard Short-Term Treasury ETF	136,039	8,220,837

		55,046,019

Foreign Stock Funds - 17.3%
iShares MSCI Japan ETF	24,812	1,375,081
iShares MSCI United Kingdom ETF	42,835	1,446,110
SPDR S&P Emerging Asia Pacific ETF (B)	61,703	6,211,641
Vanguard FTSE All-World ex-U.S. ETF	112,990	5,828,024
Vanguard FTSE Emerging Markets ETF	140,397	6,094,634
Vanguard FTSE Europe ETF	50,716	2,825,388

		23,780,878

Stock Funds - 38.0%
iShares Core S&P 500 ETF	9,881	2,924,183
iShares Core S&P Mid-Cap ETF	752	148,061
iShares Edge MSCI Minimum Volatility USA ETF	11,780	707,742
Madison Dividend Income Fund Class Y (A)	643,456	17,289,674
Madison Investors Fund Class Y (A)	770,385	17,549,365
Madison Large Cap Value Fund Class Y (A)	132,792	1,695,749
Madison Mid Cap Fund Class Y (A)	345,140	3,727,513
Vanguard Information Technology ETF	39,181	8,361,617

		52,403,904

Total Investment Companies
(Cost $122,542,425)		132,952,111

SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (C)	4,895,161	4,895,161
State Street Navigator Securities Lending Government Money Market Portfolio, 2.51% (C) (D)	92,700	92,700

Total Short-Term Investments
(Cost $4,987,861)		4,987,861

TOTAL INVESTMENTS - 100.1%
(Cost $127,530,286**)		$137,939,972
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(146,393)

TOTAL NET ASSETS - 100.0%		$137,793,579

**	Aggregate cost for Federal tax purposes was $127,530,286.
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $90,603, are on loan as part of a securities lending program. See footnote (D) and Note 9 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

12

Madison Funds | April 30, 2019

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 94.7%

Alternative Funds - 1.5%
Invesco Optimum Yield Diversified Commodity Strategy	57,671	$969,450

Bond Funds - 19.8%
iShares 20+ Year Treasury Bond ETF	11,520	1,424,448
iShares 7-10 Year Treasury Bond ETF	12,164	1,288,168
Madison Core Bond Fund Class Y (A)	449,975	4,441,255
Vanguard Short-Term Corporate Bond ETF	44,461	3,544,875
Vanguard Short-Term Treasury ETF	34,658	2,094,383

		12,793,129

Foreign Stock Funds - 23.0%
iShares MSCI Japan ETF	17,372	962,756
iShares MSCI United Kingdom ETF	29,163	984,543
SPDR S&P Emerging Asia Pacific ETF	37,854	3,810,762
Vanguard FTSE All-World ex-U.S. ETF	78,776	4,063,266
Vanguard FTSE Emerging Markets ETF	83,733	3,634,850
Vanguard FTSE Europe ETF	25,958	1,446,120

		14,902,297

Stock Funds - 50.4%
iShares Core S&P 500 ETF	10,161	3,007,047
iShares Core S&P Mid-Cap ETF	1,699	334,516
iShares Edge MSCI Minimum Volatility USA ETF	13,553	814,264
Madison Dividend Income Fund Class Y (A)	347,169	9,328,425
Madison Investors Fund Class Y (A)	412,462	9,395,882
Madison Large Cap Value Fund Class Y (A)	99,255	1,267,489
Madison Mid Cap Fund Class Y (A)	203,712	2,200,090
Vanguard Growth ETF (B)	6,142	1,005,937
Vanguard Information Technology ETF	24,467	5,221,502

		32,575,152

Total Investment Companies
(Cost $55,107,929)		61,240,028

SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (C)	3,472,516	3,472,516
State Street Navigator Securities Lending Government Money Market Portfolio, 2.51% (C) (D)	207,674	207,675

Total Short-Term Investments
(Cost $3,680,190)		3,680,191

TOTAL INVESTMENTS - 100.4%
(Cost $58,788,119 **)		64,920,219
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(234,466)

TOTAL NET ASSETS - 100.0%		$64,685,753

**	Aggregate cost for Federal tax purposes was $58,788,119.
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $394,829, are on loan as part of a securities lending program. See footnote (E) and Note 9 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Madison Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.5%

Fannie Mae - 29.1%
2.365%, 5/3/19 (A)	$600,000	$599,921
2.385%, 5/7/19 (A)	460,000	459,817
2.385%, 5/10/19 (A)	290,000	289,827
2.390%, 5/22/19 (A)	600,000	599,164
2.390%, 6/3/19 (A)	730,000	728,401
2.385%, 6/7/19 (A)	550,000	548,652
2.390%, 6/12/19 (A)	265,000	264,261
2.370%, 6/17/19 (A)	395,000	393,778
2.360%, 6/21/19 (A)	570,000	568,094

		4,451,915

Federal Home Loan Bank - 31.5%
2.466%, 5/9/19 (A)	120,000	119,936
2.420%, 5/17/19 (A)	450,000	449,516
2.423%, 5/29/19 (A)	300,000	299,435
2.420%, 6/14/19 (A)	200,000	199,408
2.422%, 6/19/19 (A)	865,000	862,148
2.430%, 6/26/19 (A)	650,000	647,543
2.425%, 7/3/19 (A)	850,000	846,393
2.390%, 7/8/19 (A)	265,000	263,804
2.420%, 7/10/19 (A)	300,000	298,588
2.384%, 7/17/19 (A)	180,000	179,082
2.390%, 8/1/19 (A)	250,000	248,473
2.400%, 8/5/19 (A)	315,000	312,984
2.390%, 8/14/19 (A)	100,000	99,303

		4,826,613

Freddie Mac - 25.7%
2.370%, 5/21/19 (A)	840,000	838,894
2.370%, 5/23/19 (A)	160,000	159,768
2.365%, 5/28/19 (A)	295,000	294,477
2.375%, 6/5/19 (A)	600,000	598,615
2.410%, 6/6/19 (A)	580,000	578,602
2.420%, 6/13/19 (A)	630,000	628,179
2.410%, 6/24/19 (A)	300,000	298,915
2.410%, 7/2/19 (A)	540,000	537,759

		3,935,209

U.S. Treasury Notes - 10.2%
0.875%, 5/15/19 (A)	700,000	699,576
0.875%, 6/15/19 (A)	100,000	99,824
0.750%, 7/15/19 (A)	380,000	378,696
0.750%, 8/15/19 (A)	385,000	383,159

		1,561,255

Total U.S. Government and Agency Obligations (Cost $14,774,992)		14,774,992

SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (B)	489,890	489,890

Total Short-Term Investments
(Cost $489,890)		489,890

TOTAL INVESTMENTS - 99.7%
(Cost $15,264,882**)		15,264,882
NET OTHER ASSETS AND LIABILITIES - 0.3%		38,771

TOTAL NET ASSETS - 100.0%		$15,303,653

**	Aggregate cost for Federal tax purposes was $15,264,882.
(A)	Rate noted represents annualized yield at time of purchase.
(B)	7-day yield.

See accompanying Notes to Financial Statements.

13

Madison Funds | April 30, 2019

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 97.6%

Airport - 2.7%
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$584,125

Development - 3.2%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	175,051
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	531,149

		706,200

Education - 10.4%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	224,563
Roanoke County Economic Development Authority, Series A, 5%, 9/1/30	400,000	465,884
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	561,010
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	429,914
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	316,029
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	278,445

		2,275,845

Facilities - 6.5%
Henry County Virginia Industrial Development Authority , 4.125%, 11/1/50	250,000	262,268
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	118,219
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	478,139
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	35,000	35,043
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	518,905

		1,412,574

General - 11.4%
James City County Economic Development Authority, 5%, 6/15/30	500,000	618,460
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	897,647
Virginia Beach Development Authority, 5%, 9/1/28	100,000	117,321
Virginia Beach Development Authority, 5%, 9/1/29	125,000	146,031
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	261,233
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	307,680
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	136,751

		2,485,123

General Obligation - 26.0%
City of Alexandria VA, (ST AID WITHHLDG), 5%, 7/15/27	150,000	183,222
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	124,063
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	216,089
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	405,312
City of Manassas VA, (ST AID WITHHLDG), 3%, 7/1/27	500,000	535,445
City of Norfolk VA, (ST AID WTHHLDG), 5%, 8/1/47	455,000	540,508
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	492,184
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	83,170
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	103,989
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @$100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	235,814
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	322,548
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	567,645
Commonwealth of Virginia, Series B (Prerefunded 6/1/19 @$100), 5%, 6/1/27	150,000	150,411
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	203,793
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	270,147
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	504,853
County of Henrico VA, 5%, 7/15/25	150,000	155,984
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	112,954
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	230,460
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	106,448
Town of Leesburg VA, Series A, (Prerefunded 1/15/21 @$100), 5%, 1/15/41	135,000	142,771

		5,687,810

Medical - 6.5%
Lynchburg Economic Development Authority, Series A, (Central Health), 4%, 1/1/47	260,000	268,983
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	527,775
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	304,829
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	309,204

		1,410,791

Multifamily Housing - 4.7%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	733,280
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	303,846

		1,037,126

Power - 4.1%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	566,328
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	327,711

		894,039

Transportation - 9.8%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	557,006
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	108,452
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	50,000	52,734
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	115,000	120,603
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	109,967
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @$100), 5%, 9/15/24	225,000	246,433
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @$100), 5%, 3/15/25	535,000	594,610
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	249,400
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	106,419

		2,145,624

Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	331,845

Water - 10.8%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	567,695
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	205,259
Fairfax County Water Authority, 5%, 4/1/27	150,000	164,007
Hampton Roads Sanitation District, Series A, 5%, 10/1/35	410,000	489,778
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	250,000	297,672
Prince William County Service Authority, 5%, 7/1/22	250,000	276,988
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	215,000	219,736
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	120,000	129,772

		2,350,907

TOTAL INVESTMENTS - 97.6%
(Cost $20,706,552**)		21,322,009
NET OTHER ASSETS AND LIABILITIES - 2.4%		530,776

TOTAL NET ASSETS - 100.0%		$21,852,785

**	Aggregate cost for Federal tax purposes was $20,706,552.

ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Financial Statements.

14

Madison Funds | April 30, 2019

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 97.9%

Alabama - 1.3%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$302,988

California - 0.6%
Los Angeles Department of Water & Power Revenue, Series A, 5%, 7/1/40	120,000	142,799

Colorado - 2.0%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	487,916

Florida - 11.1%
City of Margate FL, General Obligation, 5%, 7/1/25	785,000	929,197
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	524,655
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	583,212
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	323,334
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	295,180

		2,655,578

Georgia - 3.6%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	410,226
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	313,046
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	142,364

		865,636

Hawaii - 2.2%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	520,917

Idaho - 2.3%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	549,205

Illinois - 5.6%
City of Chicago IL Waterworks Revenue, 5%, 11/1/20	150,000	156,674
City of Waukegan IL, General Obligation, Series A, (BAM), 4%, 12/30/24	430,000	464,563
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	631,546
Regional Transportation Authority, Series A, (AMBAC, GO of AUTH) *, 7.2%, 11/1/20	75,000	78,999

		1,331,782

Indiana - 2.4%
Vanderburgh County Redevelopment District, (AGM), 5%, 2/1/26	500,000	583,430

Iowa - 2.1%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	492,433

Kansas - 3.5%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	599,321
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	245,199

		844,520

Kentucky - 2.1%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	508,791

Michigan - 3.5%
Detroit City School District, General Obligation, Series A, (FGIC, Q-SBLF), 6%, 5/1/20	400,000	416,288
Redford Unified School District No. 1, General Obligation, (AMBAC, Q-SBLF) *, 5%, 5/1/22	410,000	430,869

		847,157

Mississippi - 2.4%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	564,671

Missouri - 2.0%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	473,360

New Jersey - 5.4%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	487,120
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	315,417
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	320,670
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	163,223

		1,286,430

New York - 3.6%
New York State Dormitory Authority, Series 1, (BHAC-CR, AMBAC) *, 5.5%, 7/1/31	250,000	319,425
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	536,936

		856,361

North Carolina - 3.7%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	559,575
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	318,715

		878,290

Ohio - 2.4%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	571,230

Oklahoma - 2.3%
Caddo County Governmental Building Authority Revenue, 5%, 9/1/40	500,000	560,750

Pennsylvania - 1.7%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	418,211

South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	252,742

Tennessee - 0.5%
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	126,820

Texas - 12.6%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	316,512
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	658,124
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	563,265
Liberty Hill Independent School District, General Obligation, (Prerefunded 8/1/19 @ $100), (PSF-GTD), 5%, 8/1/26	410,000	413,465
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,300
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	217,132
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	332,762

		3,002,560

Utah - 1.5%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	357,386

Virginia - 8.3%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	101,282
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	500,000	595,345
Henrico County Economic Development Authority Revenue, Series B, 5%, 10/1/19	300,000	304,260
James City County Economic Development Authority, 5%, 6/15/22	250,000	274,852
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	106,419
Western Regional Jail Authority, 5%, 12/1/34	500,000	589,055

		1,971,213

Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	233,985

West Virginia - 2.2%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	522,491

Wisconsin - 4.9%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	740,532
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	427,180

		1,167,712

TOTAL INVESTMENTS - 97.9%
(Cost $22,556,211**)		23,377,364
NET OTHER ASSETS AND LIABILITIES - 2.1%		492,279

TOTAL NET ASSETS - 100.0%		$23,869,643

See accompanying Notes to Financial Statements.

15

Madison Funds | April 30, 2019

Madison Tax-Free National Fund Portfolio of Investments (unaudited) - continued

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.
**	Aggregate cost for Federal tax purposes was $23,136,447.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 41.5%

Consumer Discretionary - 3.9%
Home Depot Inc./The, 2%, 6/15/19	$1,500,000	$1,498,004
Target Corp., 2.9%, 1/15/22	2,000,000	2,020,580

		3,518,584

Consumer Staples - 1.7%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,500,169

Energy - 1.4%
Chevron Corp., 2.427%, 6/24/20	1,250,000	1,248,759

Financials - 17.0%
American Express Credit Corp., MTN, 2.7%, 3/3/22	500,000	500,045
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	1,500,000	1,489,896
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,000,000	970,751
BB&T Corp., MTN, 2.85%, 10/26/24	750,000	748,970
Berkshire Hathaway Finance Corp. (B), 2.9%, 10/15/20	500,000	503,203
Goldman Sachs Bank USA, 3.2%, 6/5/20	1,000,000	1,006,109
Huntington National Bank/The, 3.55%, 10/6/23	1,000,000	1,024,848
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,500,000	1,502,841
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,495,428
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	450,217
Morgan Stanley, 2.8%, 6/16/20	1,750,000	1,752,664
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,300,000	1,321,859
State Street Corp., 1.95%, 5/19/21	1,500,000	1,479,577
U.S. Bancorp, MTN, 2.625%, 1/24/22	1,000,000	999,156

		15,245,564

Health Care - 3.4%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,528,611
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,505,453

		3,034,064

Industrials - 0.6%
Caterpillar Inc., 3.9%, 5/27/21	500,000	513,414

Information Technology - 11.5%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,484,034
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,491,007
Intel Corp., 3.3%, 10/1/21	1,750,000	1,781,043
Microsoft Corp., 3%, 10/1/20	1,250,000	1,259,587
Microsoft Corp., 2.875%, 2/6/24	500,000	504,868
salesforce.com Inc., 3.25%, 4/11/23	2,000,000	2,041,590
Visa Inc., 2.2%, 12/14/20	1,700,000	1,691,602

		10,253,731

Real Estate - 2.0%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,808,331

Total Corporate Notes and Bonds
(Cost $37,036,045)		37,122,616

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.4%

Fannie Mae - 4.4%
1.375%, 10/7/21	4,000,000	3,909,683

Freddie Mac - 4.5%
2.375%, 1/13/22	4,000,000	4,008,336

U.S. Treasury Notes - 47.5%
1.125%, 12/31/19	2,250,000	2,230,137
3.625%, 2/15/20	3,000,000	3,027,305
1.375%, 3/31/20	2,250,000	2,228,818
2.000%, 7/31/20	2,750,000	2,737,969
1.375%, 8/31/20	3,000,000	2,961,445
2.625%, 11/15/20	3,000,000	3,013,242
1.625%, 5/31/23	3,000,000	2,924,531
2.500%, 8/15/23	3,000,000	3,027,774
2.750%, 11/15/23	3,000,000	3,060,352
2.375%, 8/15/24	3,250,000	3,260,664
2.125%, 5/15/25	4,000,000	3,946,719
1.625%, 5/15/26	3,000,000	2,848,945
1.500%, 8/15/26	3,000,000	2,816,484
2.375%, 5/15/27	4,450,000	4,426,707

		42,511,092

Total U.S. Government and Agency Obligations (Cost $50,535,502)		50,429,111

	Shares

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (C)	1,330,532	1,330,532
State Street Navigator Securities Lending Government Money Market Portfolio, 2.51% (C) (D)	479,843	479,843

Total Short-Term Investments
(Cost $1,810,375)		1,810,375

TOTAL INVESTMENTS - 99.9%
(Cost $89,381,922**)		89,362,102
NET OTHER ASSETS AND LIABILITIES - 0.1%		61,348

TOTAL NET ASSETS - 100.0%		$89,423,450

**	Aggregate cost for Federal tax purposes was $89,381,922.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2019.
(B)	All or a portion of these securities, with an aggregate fair value of $470,556, are on loan as part of a securities lending program. See footnote (D) and Note 9 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.

See accompanying Notes to Financial Statements.

16

Madison Funds | April 30, 2019

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 6.1%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$1,000,000	$994,694
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.793%, 5/15/23	325,000	325,000
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	600,000	606,460
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,035
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	696,862	690,592
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	553,857	555,927
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	376,734	379,450
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	355,087
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	391,813
Dell Equipment Finance Trust, Series 2017-2, Class A2A (A), 1.97%, 2/24/20	116,092	115,994
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	268,358	267,364
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	1,000,000	987,834
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	275,000	277,100
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	600,000	604,402
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	992,689
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	1,116,852	1,114,502
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	830,000	840,602

Total Asset Backed Securities
(Cost $9,559,064)		9,601,545

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,650,834	188,998
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	875,000	904,123
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,043,565
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	227,652	247,271
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	165,213	182,256
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	323,092	322,635
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	601,307	49,231
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	580,244	586,954
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	982,368	1,005,267
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,188,509	161,831
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,752,074	306,247
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	958,960	976,883
JPMorgan Mortgage Trust, Series 2019-3, Class A4, CMO, VRN (A) (B) (C), 4%, 9/25/49	1,250,000	1,269,922
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	887,653	901,956

Total Collateralized Mortgage Obligations (Cost $8,217,235)		8,147,139

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.15%, 1/25/23	11,176,016	332,610
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	500,000	501,964
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.743%, 1/25/22	23,081,577	325,053
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	400,000	403,801
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	2,000,000	1,972,228
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.435%, 9/25/26	15,849,439	318,737
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,013,855
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	750,000	759,102
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	14,805	14,789

Total Commercial Mortgage-Backed Securities (Cost $5,714,748)		5,642,139

CORPORATE NOTES AND BONDS - 35.1%

Communication Services - 2.2%
AT&T Inc., 4.75%, 5/15/46	1,000,000	992,888
Comcast Corp., 4.7%, 10/15/48	250,000	271,596
Mars Inc. (A), 3.875%, 4/1/39	400,000	397,979
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	312,500	311,719
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	1,059,112
Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	254,346
Vodafone Group PLC (D), 5%, 5/30/38	250,000	253,300

		3,540,940
Consumer Discretionary - 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	518,707
D.R. Horton Inc., 2.55%, 12/1/20	500,000	497,930
Discovery Communications LLC, 5%, 9/20/37	500,000	498,098
DISH DBS Corp., 6.75%, 6/1/21	250,000	257,797
ERAC USA Finance LLC (A), 6.7%, 6/1/34	75,000	94,287
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	149,910
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	280,225
Lennar Corp., 4.75%, 4/1/21	500,000	509,030
Lowe’s Cos. Inc., 4.55%, 4/5/49	500,000	508,032
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	650,000	648,645
Sirius XM Radio Inc. (A), 6%, 7/15/24	525,000	542,062
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	500,000	485,868

		4,990,591

Consumer Staples - 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	200,000	202,944
B&G Foods Inc., 4.625%, 6/1/21	100,000	100,000
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	313,000	288,786
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	491,275

		1,083,005

Energy - 8.3%
Antero Resources Corp., 5.625%, 6/1/23	300,000	303,465
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	395,031
Energy Transfer Operating L.P., 5.25%, 4/15/29	375,000	403,708
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	353,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	1,032,824
Helmerich & Payne Inc., 4.65%, 3/15/25	1,000,000	1,041,439
Kinder Morgan Inc., 5.55%, 6/1/45	920,000	1,002,055
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	997,497
Marathon Petroleum Corp. (A), 3.8%, 4/1/28	600,000	596,543
MPLX L.P., 4.8%, 2/15/29	250,000	265,785
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,309,257
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,009,827
Saudi Arabian Oil Co. (A) (D), 3.5%, 4/16/29	450,000	442,308
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,267,356
Unit Corp., 6.625%, 5/15/21	525,000	514,500
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,225,785
Valero Energy Partners L.P., 4.5%, 3/15/28	1,000,000	1,046,301

		13,206,681

Financials - 10.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	450,119
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.875%, 1/23/28	500,000	479,921
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,013,653
American Express Co., 2.5%, 8/1/22	350,000	346,062
American Express Co., 4.2%, 11/6/25	650,000	690,578
American International Group Inc., 4.75%, 4/1/48	500,000	507,139
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	1,012,648
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	496,632
Bank of Montreal (D), 3.3%, 2/5/24	325,000	329,345
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	100,000	97,075
Cantor Fitzgerald L.P. (A), 4.875%, 5/1/24	750,000	751,167
Capital One Financial Corp., 2.5%, 5/12/20	500,000	498,525
Capital One Financial Corp., 3.3%, 10/30/24	600,000	599,300
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	452,619
Discover Bank, 3.45%, 7/27/26	175,000	171,155
Fifth Third Bank, 3.35%, 7/26/21	750,000	760,407
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	850,000	839,948
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	295,774

See accompanying Notes to Financial Statements.

17

Madison Funds | April 30, 2019

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Financials - continued
Huntington National Bank/The, 3.55%, 10/6/23	$500,000	$512,424
Intercontinental Exchange Inc., 2.35%, 9/15/22	300,000	295,284
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	258,165
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	300,145
JPMorgan Chase & Co., 3.125%, 1/23/25	750,000	750,580
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	221,000	229,588
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	779,000	814,194
M&T Bank Corp., 3.55%, 7/26/23	250,000	257,778
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,025,858
Nasdaq Inc., 3.85%, 6/30/26	100,000	101,454
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	300,000	316,036
PNC Bank NA, 2.45%, 7/28/22	500,000	497,785
Regions Financial Corp., 2.75%, 8/14/22	600,000	596,653
Synchrony Financial, 3.75%, 8/15/21	50,000	50,794
Synchrony Financial, 3.7%, 8/4/26	300,000	288,080
TD Ameritrade Holding Corp., 3.3%, 4/1/27	500,000	502,275

		16,589,160

Health Care - 3.1%
AbbVie Inc., 3.75%, 11/14/23	400,000	409,352
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	398,937
Cigna Corp. (A), 4.375%, 10/15/28	100,000	103,150
Cigna Corp. (A), 4.9%, 12/15/48	500,000	504,626
CVS Health Corp., 5.125%, 7/20/45	750,000	745,574
Forest Laboratories LLC (A), 5%, 12/15/21	200,000	208,342
Humana Inc., 2.5%, 12/15/20	750,000	745,127
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	747,116
UnitedHealth Group Inc., 3.5%, 2/15/24	450,000	462,754
Zoetis Inc., 3%, 9/12/27	650,000	623,553

		4,948,531

Industrials - 2.4%
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	495,329
CRH America Inc. (A), 3.875%, 5/18/25	1,000,000	1,010,217
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	257,500
Masco Corp., 4.375%, 4/1/26	150,000	153,184
Northrop Grumman Corp., 2.93%, 1/15/25	300,000	296,838
TransDigm Inc., 6%, 7/15/22	250,000	253,438
United Rentals North America Inc., 4.625%, 7/15/23	600,000	609,750
WRKCo Inc., 3.75%, 3/15/25	750,000	758,882

		3,835,138

Information Technology - 2.4%
Analog Devices Inc., 5.3%, 12/15/45	600,000	676,200
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	204,440
Citrix Systems Inc., 4.5%, 12/1/27	350,000	350,069
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	430,773
Fidelity National Information Services Inc., 3%, 8/15/26	542,000	525,084
Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	307,978
Fiserv Inc., 3.8%, 10/1/23	250,000	258,140
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	500,000	509,349
Salesforce.com Inc., 3.7%, 4/11/28	500,000	523,652

		3,785,685

Materials - 0.6%
Arconic Inc., 5.125%, 10/1/24	200,000	206,240
DowDuPont Inc., 4.725%, 11/15/28	450,000	489,485
Glencore Funding LLC (A), 4.875%, 3/12/29	325,000	330,695

		1,026,420

Real Estate - 0.9%
Boston Properties L.P., 3.65%, 2/1/26	450,000	454,301
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	498,223
Store Capital Corp., 4.5%, 3/15/28	500,000	509,011

		1,461,535

Utilities - 0.8%
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	930,503
PacifiCorp., 4.15%, 2/15/50	250,000	259,826

		1,190,329

Total Corporate Notes and Bonds
(Cost $54,778,501)		55,658,015

LONG TERM MUNICIPAL BONDS - 2.5%
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,014,477
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	655,000	683,964
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @$100), 6.337%, 8/1/40	10,000	10,455
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,321,150

Total Long Term Municipal Bonds
(Cost $3,896,026)		4,030,046

MORTGAGE BACKED SECURITIES - 21.3%

Fannie Mae - 12.3%
3%, 9/1/30 Pool # 890696	853,278	859,167
3%, 12/1/30 Pool # AL8924	436,434	439,576
7%, 11/1/31 Pool # 607515	6,698	7,425
3.5%, 12/1/31 Pool # MA0919	291,096	298,081
6.5%, 3/1/32 Pool # 631377	24,619	27,107
6.5%, 5/1/32 Pool # 636758	2,010	2,213
7%, 5/1/32 Pool # 644591	522	534
6.5%, 6/1/32 Pool # 545691	57,279	64,482
3.5%, 8/1/32 Pool # MA3098	562,890	575,087
3.5%, 9/1/32 Pool # MA3126	382,928	391,231
5.5%, 11/1/33 Pool # 555880	65,381	71,742
5%, 5/1/34 Pool # 780890	28,391	30,455
7%, 7/1/34 Pool # 792636	7,405	7,585
4%, 2/1/35 Pool # MA2177	699,393	728,124
5%, 8/1/35 Pool # 829670	72,488	77,724
5%, 9/1/35 Pool # 835699	70,755	76,379
5%, 9/1/35 Pool # 820347	87,789	95,099
3.5%, 12/1/35 Pool # MA2473	868,667	884,709
4.5%, 12/1/35 Pool # 745147	10,499	11,137
5%, 12/1/35 Pool # 850561	24,251	26,028
4%, 6/1/36 Pool # AL8618	440,816	458,927
6%, 11/1/36 Pool # 902510	51,244	58,116
6%, 10/1/37 Pool # 947563	71,934	81,586
6.5%, 12/1/37 Pool # 889072	56,180	64,331
6.5%, 8/1/38 Pool # 987711	134,149	155,798
4%, 9/1/40 Pool # AE3039	687,394	713,669
4%, 1/1/41 Pool # AB2080	564,941	586,234
5.5%, 7/1/41 Pool # AL6588	468,074	515,442
4%, 9/1/41 Pool # AJ1406	384,110	397,562
4%, 10/1/41 Pool # AJ4046	697,918	726,670
3.5%, 11/1/41 Pool # AB3867	314,563	319,898
4%, 3/1/42 Pool # AL1998	1,050,643	1,093,919
3.5%, 6/1/42 Pool # AO4134	1,059,571	1,077,541
3.5%, 8/1/42 Pool # AP2133	636,262	647,054
3%, 9/1/42 Pool # AP6568	96,703	96,064
3.5%, 9/1/42 Pool # AB6228	369,882	376,156
4%, 10/1/42 Pool # AP7363	753,129	779,506
3.5%, 12/1/42 Pool # AQ8892	122,793	124,876
3.5%, 1/1/43 Pool # AQ9326	525,423	536,258
3%, 2/1/43 Pool # AL3072	891,284	885,397
3.5%, 3/1/43 Pool # AT0310	491,972	500,283
3.5%, 4/1/43 Pool # AT2887	437,953	445,380
3.5%, 4/1/43 Pool # AR9902	326,031	332,756
4%, 1/1/45 Pool # AS4257	215,030	222,622
4.5%, 2/1/45 Pool # MA2193	644,230	677,503
3.5%, 8/1/45 Pool # AS5645	800,466	810,823
3.5%, 12/1/45 Pool # AS6309	368,455	373,222
4.5%, 10/1/46 Pool # MA2783	149,363	156,221
3%, 1/1/47 Pool # BE0108	634,333	628,569
4%, 7/1/48 Pool # MA3415	469,506	483,183
3.5%, 1/1/49 Pool # MA3574	489,479	494,355

		19,493,806

Freddie Mac - 9.0%
4.5%, 2/1/25 Pool # J11722	107,167	110,789
4.5%, 5/1/25 Pool # J12247	223,409	230,977
8%, 6/1/30 Pool # C01005	532	612
6.5%, 1/1/32 Pool # C62333	22,981	25,345
3.5%, 8/1/32 Pool # C91485	349,522	358,199
4%, 5/1/33 Pool # G18693	1,099,095	1,134,507
4.5%, 6/1/34 Pool # C01856	367,584	390,813
6.5%, 11/1/36 Pool # C02660	9,054	10,277
5.5%, 1/1/37 Pool # G04593	203,400	223,272
5.5%, 11/1/37 Pool # A68787	144,671	159,658
5.5%, 12/1/38 Pool # G05267	410,933	448,667
3.5%, 11/1/40 Pool # G06168	502,742	511,679
4%, 10/1/41 Pool # Q04092	820,197	852,570
4.5%, 3/1/42 Pool # G07491	529,262	562,866
3%, 9/1/42 Pool # C04233	607,061	603,114
3%, 2/1/43 Pool # Q15767	427,120	424,343
3%, 4/1/43 Pool # V80026	424,662	421,901
3%, 4/1/43 Pool # V80025	434,085	431,263
3.5%, 8/1/44 Pool # Q27927	577,860	587,684
3%, 7/1/45 Pool # G08653	696,770	690,513
3.5%, 8/1/45 Pool # Q35614	660,896	671,594
3.5%, 9/1/45 Pool # G08667	728,647	738,673
3%, 11/1/45 Pool # G08675	878,822	870,387
3%, 1/1/46 Pool # G08686	911,310	902,279
3%, 10/1/46 Pool # G60722	794,187	786,685
4%, 3/1/47 Pool # Q46801	1,096,881	1,131,814
3.5%, 11/1/47 Pool # Q52079	940,855	952,055

		14,232,536

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	8,302	9,358
6.5%, 4/20/31 Pool # 3068	4,118	4,697
4%, 4/15/39 Pool # 698089	34,090	35,354

		49,409

Total Mortgage Backed Securities
(Cost $34,074,447)		33,775,751

See accompanying Notes to Financial Statements.

18

Madison Funds | April 30, 2019

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.7%

Federal Farm Credit Bank - 0.5%
3.470%, 5/7/24	$750,000	$750,100

U.S. Treasury Bonds - 8.9%
6.625%, 2/15/27	1,500,000	1,942,852
5.375%, 2/15/31	1,250,000	1,607,519
4.500%, 5/15/38	1,500,000	1,897,031
3.750%, 8/15/41	2,000,000	2,295,391
3.000%, 5/15/45	2,000,000	2,029,531
2.250%, 8/15/46	1,500,000	1,306,172
3.000%, 5/15/47	1,000,000	1,012,930
3.000%, 2/15/48	1,000,000	1,011,250
3.375%, 11/15/48	1,020,000	1,108,891

		14,211,567

U.S. Treasury Notes - 14.3%
2.625%, 11/15/20	2,000,000	2,008,828
3.125%, 5/15/21	2,500,000	2,541,699
2.125%, 8/15/21	2,000,000	1,993,985
2.000%, 10/31/21	1,000,000	993,945
2.000%, 11/15/21	1,000,000	994,063
1.750%, 9/30/22	1,000,000	983,555
2.000%, 2/15/23	1,500,000	1,485,879
2.750%, 2/15/24	1,500,000	1,531,406
2.125%, 3/31/24	2,000,000	1,985,156
2.250%, 11/15/25	2,750,000	2,727,656
1.500%, 8/15/26	1,000,000	938,828
2.875%, 5/15/28	3,055,000	3,149,872
2.625%, 2/15/29	1,300,000	1,313,254

		22,648,126

Total U.S. Government and Agency Obligations (Cost $36,608,445)		37,609,793
	Shares

SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (E)	2,712,611	2,712,611

Total Short-Term Investments
(Cost $2,712,611)		2,712,611

TOTAL INVESTMENTS - 99.1% (Cost $155,561,077**)		157,177,039
NET OTHER ASSETS AND LIABILITIES - 0.9%		1,384,209

TOTAL NET ASSETS - 100.0%		$158,561,248

**	Aggregate cost for Federal tax purposes was $155,561,077.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.2% of total net assets.
(E)	7-day yield.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

19

Madison Funds | April 30, 2019

Madison Corporate Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 96.6%

Communication Services - 8.1%
AT&T Inc., 4.25%, 3/1/27	$150,000	$155,713
AT&T Inc., 4.75%, 5/15/46	125,000	124,111
Comcast Corp., 4.15%, 10/15/28	100,000	105,846
Harris Corp., 5.054%, 4/27/45	160,000	177,195
Mars Inc. (A), 3.875%, 4/1/39	100,000	99,495
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	62,500	62,344
Verizon Communications Inc., 4.329%, 9/21/28	115,000	122,997
Verizon Communications Inc., 3.875%, 2/8/29	100,000	103,476
Verizon Communications Inc., 4.4%, 11/1/34	200,000	211,823

		1,163,000

Consumer Discretionary - 7.0%
Amazon.com Inc., 2.8%, 8/22/24	100,000	100,132
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	100,000	103,875
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	100,000	103,741
Discovery Communications LLC, 5%, 9/20/37	100,000	99,620
GameStop Corp. (A), 6.75%, 3/15/21	50,000	49,875
General Motors Financial Co. Inc., 3.2%, 7/6/21	75,000	74,955
Harman International Industries Inc., 4.15%, 5/15/25	100,000	102,595
Lowe’s Cos. Inc., 2.5%, 4/15/26	100,000	94,913
Lowe’s Cos. Inc., 4.55%, 4/5/49	100,000	101,606
McDonald’s Corp., MTN, 4.875%, 12/9/45	50,000	53,953
Sirius XM Radio Inc. (A), 6%, 7/15/24	125,000	129,063

		1,014,328

Consumer Staples - 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	100,000	101,472

Energy - 16.9%
Antero Resources Corp., 5.625%, 6/1/23	50,000	50,578
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	98,758
BP Capital Markets America Inc., 3.119%, 5/4/26	100,000	99,536
Chevron Corp., 3.191%, 6/24/23	200,000	204,037
ConocoPhillips Co., 4.15%, 11/15/34	20,000	20,163
Devon Energy Corp., 5.6%, 7/15/41	100,000	110,678
Energy Transfer Operating L.P., 5.25%, 4/15/29	150,000	161,483
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	44,125
Enterprise Products Operating LLC, 4.45%, 2/15/43	100,000	100,255
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	53,225
Helmerich & Payne Inc., 4.65%, 3/15/25	100,000	104,144
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	51,654
Kinder Morgan Inc., 5.55%, 6/1/45	100,000	108,919
Marathon Oil Corp., 2.7%, 6/1/20	200,000	199,499
Marathon Petroleum Corp., 5.125%, 3/1/21	100,000	103,800
Marathon Petroleum Corp. (A), 3.8%, 4/1/28	100,000	99,424
MPLX L.P., 4.8%, 2/15/29	50,000	53,157
Phillips 66, 4.65%, 11/15/34	100,000	107,211
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	201,424
Valero Energy Corp., 6.625%, 6/15/37	300,000	367,736
Valero Energy Partners L.P., 4.5%, 3/15/28	100,000	104,630

		2,444,436

Financials - 40.9%

Banks - 22.3%
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	202,530
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	100,000	99,176
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	199,725
Citigroup Inc., 2.7%, 10/27/22	250,000	247,969
Citigroup Inc., (3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	150,000	153,960
Discover Bank, 3.45%, 7/27/26	100,000	97,803
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	100,000	101,997
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	250,000	246,478
Huntington National Bank/The, 3.55%, 10/6/23	250,000	256,212
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	200,096
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	200,155
KeyCorp, MTN, 5.1%, 3/24/21	250,000	260,730
Morgan Stanley, MTN, 3.7%, 10/23/24	100,000	102,682
Morgan Stanley, MTN, 3.875%, 1/27/26	150,000	153,721
Morgan Stanley, FRN, (3M USD LIBOR + 1.340%) (B), 3.591%, 7/22/28	150,000	149,821
PNC Bank NA, 2.45%, 7/28/22	250,000	248,892
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	100,000	100,644
Regions Financial Corp., 2.75%, 8/14/22	200,000	198,884

		3,221,475

Diversified Financial Services - 10.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (C), 3.875%, 1/23/28	150,000	143,976
Affiliated Managers Group Inc., 4.25%, 2/15/24	200,000	208,469
Air Lease Corp., 3.625%, 4/1/27	100,000	96,577
American Express Co., 2.5%, 8/1/22	200,000	197,749
American Express Co., 4.2%, 11/6/25	100,000	106,243
Cantor Fitzgerald L.P. (A), 4.875%, 5/1/24	100,000	100,156
Capital One Financial Corp., 3.3%, 10/30/24	200,000	199,766
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	152,568
Intercontinental Exchange Inc., 2.35%, 9/15/22	100,000	98,428
Intercontinental Exchange Inc., 3.75%, 9/21/28	50,000	51,633
Nasdaq Inc., 3.85%, 6/30/26	50,000	50,727
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	100,455

		1,506,747

Insurance - 8.2%
Aflac Inc., 4.75%, 1/15/49	100,000	110,056
American International Group Inc., 3.875%, 1/15/35	100,000	92,642
Berkshire Hathaway Finance Corp., 4.2%, 8/15/48	200,000	207,038
Berkshire Hathaway Inc., 3.125%, 3/15/26	150,000	150,822
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	23,000	23,894
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	77,000	80,479
MetLife Inc., 3.6%, 4/10/24	100,000	103,880
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	198,945
Prudential Financial Inc., MTN, 3.5%, 5/15/24	200,000	206,772

		1,174,528

		5,902,750

Health Care - 3.4%
Cigna Corp. (A), 4.9%, 12/15/48	100,000	100,925
CVS Health Corp., 5.125%, 7/20/45	100,000	99,410
UnitedHealth Group Inc., 3.5%, 2/15/24	100,000	102,834
Zoetis Inc., 3%, 9/12/27	200,000	191,863

		495,032

Industrials - 6.6%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	100,000	108,269
CRH America Inc. (A), 3.875%, 5/18/25	200,000	202,043
DAE Funding LLC (A), 5.25%, 11/15/21	50,000	51,500
General Dynamics Corp., 1.875%, 8/15/23	100,000	96,637
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	198,561
Textron Inc., 3.875%, 3/1/25	200,000	202,059
WRKCo Inc., 3.75%, 3/15/25	100,000	101,184

		960,253

Information Technology - 6.2%
Analog Devices Inc., 5.3%, 12/15/45	50,000	56,350
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	51,110
Citrix Systems Inc., 4.5%, 12/1/27	35,000	35,007
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	92,309
Fidelity National Information Services Inc., 4.75%, 5/15/48	100,000	102,659
Fiserv Inc., 3.8%, 10/1/23	100,000	103,256
Intel Corp., 3.734%, 12/8/47	50,000	48,825
Microsoft Corp., 3.5%, 2/12/35	100,000	100,595
NVIDIA Corp., 2.2%, 9/16/21	100,000	98,830
Oracle Corp., 4%, 7/15/46	100,000	99,312
Salesforce.com Inc., 3.7%, 4/11/28	100,000	104,730

		892,983

Materials - 5.5%
Arconic Inc., 5.125%, 10/1/24	50,000	51,560
Dow Chemical Co./The, 4.125%, 11/15/21	200,000	205,580
DowDuPont Inc., 4.725%, 11/15/28	100,000	108,775
Glencore Funding LLC (A), 4.875%, 3/12/29	50,000	50,876
Nutrien Ltd. (C), 3.375%, 3/15/25	200,000	199,146
Packaging Corp. of America, 3.65%, 9/15/24	175,000	176,498

		792,435

Real Estate - 0.7%
Boston Properties L.P., 3.65%, 2/1/26	100,000	100,956

Utilities - 0.6%
Duke Energy Corp., 3.75%, 9/1/46	100,000	93,050

Total Corporate Notes and Bonds
(Cost $13,657,356)		13,960,695

See accompanying Notes to Financial Statements.

20

Madison Funds | April 30, 2019

Madison Corporate Bond Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (D)	298,056	$298,056

Total Short-Term Investments
(Cost $298,056)		298,056

TOTAL INVESTMENTS - 98.7%
(Cost $13,955,412**)		14,258,751
NET OTHER ASSETS AND LIABILITIES - 1.3%		186,721

TOTAL NET ASSETS - 100.0%		$14,445,472

**	Aggregate cost for Federal tax purposes was $13,955,412.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2019.
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.4% of total net assets.
(D)	7-day yield.
DAC	Designated Activity Company.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.

Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 86.4%

Communication Services - 4.1%
Altice Luxembourg S.A. (A) (B) (C), 7.625%, 2/15/25	$200,000	$188,500
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	141,375
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	315,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 9/20/21	156,250	155,859

		800,734

Consumer Discretionary - 18.5%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	260,000
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	313,413
Diamond Resorts International Inc. (A) (C), 7.75%, 9/1/23	250,000	248,125
DISH DBS Corp., 6.75%, 6/1/21	250,000	257,797
GameStop Corp. (A), 6.75%, 3/15/21	325,000	324,187
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	248,125
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	257,813
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	515,050
Panther BF Aggregator 2 L.P. / Panther Finance Co. Inc. (A), 6.25%, 5/15/26	125,000	130,156
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	254,063
Scientific Games International Inc. (A), 5%, 10/15/25	250,000	248,672
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	251,875
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	313,625

		3,622,901

Consumer Staples - 9.3%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	247,500
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	258,750
B&G Foods Inc., 4.625%, 6/1/21	250,000	250,000
Dean Foods Co. (A), 6.5%, 3/15/23	195,000	102,253
Pilgrim’s Pride Corp. (A), 5.75%, 3/15/25	350,000	355,250
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	255,938
Simmons Foods Inc. (A) (C), 5.75%, 11/1/24	375,000	345,000

		1,814,691

Energy - 15.3%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	360,937
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	122,656
Carrizo Oil & Gas Inc. (C), 6.25%, 4/15/23	375,000	364,616
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	250,000	231,875
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	74,688
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	416,000
QEP Resources Inc., 5.375%, 10/1/22	300,000	295,125
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	301,935
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	254,063
Unit Corp., 6.625%, 5/15/21	600,000	588,000

		3,009,895

Financials - 10.4%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	254,375
Equinix Inc., 5.875%, 1/15/26	250,000	264,062
Exela Intermediate LLC / Exela Finance Inc. (A), 10%, 7/15/23	250,000	252,108
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	246,875
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	250,625
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	300,375
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	253,750
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	217,000

		2,039,170

Health Care - 4.2%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	251,250
Avantor Inc. (A), 6%, 10/1/24	300,000	313,031
HCA Inc., 5.875%, 2/15/26	250,000	269,375

		833,656

Industrials - 14.8%
ADT Corp./The, 3.5%, 7/15/22	150,000	145,500
ARD Finance S.A., 7.125% Cash, 7.875 PIK (B), 7.125%, 9/15/23	300,000	300,375
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25	250,000	248,125
DAE Funding LLC (A), 5%, 8/1/24	250,000	256,875
DAE Funding LLC (A), 5.25%, 11/15/21	150,000	154,500
GFL Environmental Inc. (A) (B), 5.375%, 3/1/23	250,000	243,125
Herc Rentals Inc. (A), 7.5%, 6/1/22	210,000	218,400
Mueller Industries Inc., 6%, 3/1/27	250,000	250,625
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	340,000	337,749
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	36,000	37,942
Tennant Co., 5.625%, 5/1/25	250,000	256,875
TransDigm Inc., 6%, 7/15/22	250,000	253,438
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	199,000

		2,902,529

Information Technology - 0.5%
Alliance Data Systems Corp. (A), 5.875%, 11/1/21	100,000	102,125

Materials - 3.9%
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	243,125
Rayonier AM Products Inc. (A) (C), 5.5%, 6/1/24	550,000	525,250

		768,375

Real Estate - 1.5%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	302,250

Utilities - 3.9%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	255,937
Calpine Corp., 5.5%, 2/1/24	300,000	297,750
NRG Energy Inc., 6.25%, 5/1/24	200,000	206,440

		760,127

Total Corporate Notes and Bonds
(Cost $16,952,466)		16,956,453
See accompanying Notes to Financial Statements.

21

Madison Funds | April 30, 2019

Madison High Income Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 19.8%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (D)	2,420,825	$2,420,825
State Street Navigator Securities Lending Government Money Market Portfolio, 2.51% (D) (E)	1,452,788	1,452,788

Total Short-Term Investments
(Cost $3,873,613)		3,873,613

TOTAL INVESTMENTS - 106.2%
(Cost $20,826,079**)		20,830,066
NET OTHER ASSETS AND LIABILITIES - (6.2%)		(1,212,837)

TOTAL NET ASSETS - 100.0%		$19,617,229

**	Aggregate cost for Federal tax purposes was $20,826,079.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.3% of total net assets.
(C)	All or a portion of these securities, with an aggregate fair value of $1,430,794, are on loan as part of a securities lending program. See footnote (E) and Note 9 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 65.6%

Communication Services - 5.0%
Comcast Corp., Class A	105,500	$4,592,415
Verizon Communications Inc.	71,500	4,089,085

		8,681,500

Consumer Discretionary - 6.3%
Home Depot Inc./The	11,500	2,342,550
McDonald’s Corp.	17,000	3,358,690
Starbucks Corp.	39,500	3,068,360
TJX Cos. Inc./The	41,000	2,250,080

		11,019,680

Consumer Staples - 7.2%
Hershey Co./The	17,000	2,122,450
Nestle S.A., ADR	36,000	3,475,080
PepsiCo Inc.	26,000	3,329,300
Procter & Gamble Co./The	34,000	3,620,320

		12,547,150

Energy - 4.1%
Chevron Corp.	25,500	3,061,530
Exxon Mobil Corp.	51,500	4,134,420

		7,195,950

Financials - 9.5%
BlackRock Inc.	7,200	3,493,728
Chubb Ltd.	17,000	2,468,400
JPMorgan Chase & Co.	16,500	1,914,825
Northern Trust Corp.	24,000	2,365,200
Travelers Cos. Inc./The	22,000	3,162,500
US Bancorp	60,500	3,225,860

		16,630,513

Health Care - 8.4%
Alcon Inc.*	5,760	335,232
Amgen Inc.	5,900	1,057,988
Johnson & Johnson	21,200	2,993,440
Medtronic PLC	33,000	2,930,730
Merck & Co. Inc.	36,500	2,872,915
Novartis AG, ADR	28,800	2,368,224
Pfizer Inc.	54,000	2,192,940

		14,751,469

Industrials - 9.7%
3M Co.	9,000	1,705,590
Caterpillar Inc.	20,000	2,788,400
Emerson Electric Co.	22,500	1,597,275
Fastenal Co.	48,000	3,386,400
Union Pacific Corp.	12,500	2,213,000
United Parcel Service Inc., Class B	24,700	2,623,634
United Technologies Corp.	18,000	2,566,980

		16,881,279

Information Technology - 11.1%
Accenture PLC, Class A	9,000	1,644,030
Analog Devices Inc.	25,000	2,906,000
Automatic Data Processing Inc.	9,000	1,479,510
Cisco Systems Inc.	68,000	3,804,600
Microsoft Corp.	21,500	2,807,900
Paychex Inc.	20,000	1,686,200
TE Connectivity Ltd.	13,500	1,291,275
Texas Instruments Inc.	32,500	3,829,475

		19,448,990

Materials - 1.8%
Linde PLC	18,000	3,244,680

Utilities - 2.5%
Dominion Energy Inc.	24,000	1,868,880
NextEra Energy Inc.	12,500	2,430,500

		4,299,380

Total Common Stocks
(Cost $81,516,753)		114,700,591
	Par Value

ASSET BACKED SECURITIES - 1.8%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$250,000	248,673
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.793%, 5/15/23	175,000	175,000
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	150,000	151,615
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,035
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	278,745	276,237
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	426,044	427,636
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	141,275	142,294
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	132,301
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	100,000	100,763
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	150,000	151,101
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	450,000	446,710
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	536,089	534,961
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	250,000	253,193

Total Asset Backed Securities (Cost $3,124,225)		3,142,519

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	200,000	206,657
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	260,891
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	77,444	85,432
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	161,546	161,318
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	232,098	234,782
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	399,397	408,706
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	209,662	225,440
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	191,792	195,377
JPMorgan Mortgage Trust, Series 2019-3, Class A4, CMO, (A) (B) (C), 4%, 9/25/49	400,000	406,375
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	177,531	180,391

Total Collateralized Mortgage Obligations (Cost $2,401,067)		2,365,369

See accompanying Notes to Financial Statements.

22

Madison Funds | April 30, 2019

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.15%, 1/25/23	$3,438,774	$102,342
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.481%, 3/25/23	303,460	301,778
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	250,000	250,982
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	250,000	252,376
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	608,313
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	200,000	202,427

Total Commercial Mortgage-Backed Securities (Cost $1,711,835)		1,718,218

CORPORATE NOTES AND BONDS - 10.6%

Communication Services - 0.5%
AT&T Inc., 4.75%, 5/15/46	200,000	198,577
Comcast Corp., 4.15%, 10/15/28	275,000	291,077
Verizon Communications Inc., 4.329%, 9/21/28	331,000	354,018
Verizon Communications Inc., 3.875%, 2/8/29	100,000	103,476

		947,148

Consumer Discretionary - 1.4%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	524,431
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	207,483
Discovery Communications LLC, 5%, 9/20/37	250,000	249,049
DISH DBS Corp., 6.75%, 6/1/21	100,000	103,119
ERAC USA Finance LLC (A), 6.7%, 6/1/34	45,000	56,572
GameStop Corp. (A), 6.75%, 3/15/21	100,000	99,750
General Motors Financial Co. Inc., 3.2%, 7/6/21	50,000	49,970
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	127,375
Lennar Corp., 4.75%, 4/1/21	150,000	152,709
Lowe’s Cos. Inc., 4.55%, 4/5/49	150,000	152,410
McDonald’s Corp., MTN, 4.875%, 12/9/45	300,000	323,718
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	300,000	299,374
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	150,619

		2,496,579

Consumer Staples - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	50,000	50,736
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	75,000	69,198
Conagra Brands Inc., 4.6%, 11/1/25	250,000	264,208
Mars Inc. (A), 3.95%, 4/1/49	200,000	197,109

		581,251

Energy - 2.3%
Antero Resources Corp., 5.625%, 6/1/23	150,000	151,732
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	199,072
ConocoPhillips Co., 4.15%, 11/15/34	129,000	130,053
Energy Transfer Operating L.P., 5.25%, 4/15/29	75,000	80,742
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	464,049
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	309,847
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	239,512
Kinder Morgan Inc., 5.55%, 6/1/45	350,000	381,217
Marathon Oil Corp., 2.7%, 6/1/20	300,000	299,249
MPLX L.P., 4.8%, 2/15/29	150,000	159,471
Phillips 66, 4.65%, 11/15/34	500,000	536,057
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	20,584
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	290,996
Unit Corp., 6.625%, 5/15/21	135,000	132,300
Valero Energy Corp., 6.625%, 6/15/37	250,000	306,446
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	313,890

		4,015,217

Financials - 3.2%
Air Lease Corp., 3.75%, 2/1/22	300,000	304,096
Air Lease Corp., 3.625%, 4/1/27	200,000	193,153
American Express Co., 2.5%, 8/1/22	150,000	148,312
American Express Co., 4.2%, 11/6/25	250,000	265,607
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	248,316
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	396,705
Bank of Montreal (D), 3.3%, 2/5/24	110,000	111,470
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	199,725
Cantor Fitzgerald L.P. (A), 4.875%, 5/1/24	150,000	150,233
Capital One Financial Corp., 3.3%, 10/30/24	200,000	199,767
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	132,226
Fifth Third Bank, 3.35%, 7/26/21	250,000	253,469
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	345,861
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	196,856
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	300,145
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	342,532
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	102,481
Morgan Stanley, 4.3%, 1/27/45	250,000	256,465
Nasdaq Inc., 3.85%, 6/30/26	25,000	25,364
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	100,000	105,345
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	400,000	402,576
Regions Financial Corp., 3.2%, 2/8/21	250,000	251,741
Regions Financial Corp., 2.75%, 8/14/22	250,000	248,605
Synchrony Financial, 3.7%, 8/4/26	150,000	144,040
ZB NA, 3.5%, 8/27/21	250,000	252,995

		5,578,085

Health Care - 1.1%
AbbVie Inc., 3.75%, 11/14/23	150,000	153,507
Cigna Corp. (A), 4.375%, 10/15/28	50,000	51,575
CVS Health Corp., 5.125%, 7/20/45	250,000	248,525
Humana Inc., 2.5%, 12/15/20	300,000	298,051
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	350,000	348,654
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	401,454
Zoetis Inc., 3%, 9/12/27	350,000	335,759

		1,837,525

Industrials - 0.2%
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	103,000
Masco Corp., 4.375%, 4/1/26	25,000	25,531
United Rentals North America Inc., 4.625%, 7/15/23	200,000	203,250

		331,781

Information Technology - 1.0%
Analog Devices Inc., 5.3%, 12/15/45	225,000	253,575
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	300,000	304,207
Citrix Systems Inc., 4.5%, 12/1/27	55,000	55,011
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	92,309
Fidelity National Information Services Inc., 3%, 8/15/26	155,000	150,162
Fiserv Inc., 3.8%, 10/1/23	150,000	154,884
Intel Corp., 3.734%, 12/8/47	272,000	265,609
Oracle Corp., 4%, 7/15/46	325,000	322,763
Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	234,957

		1,833,477

Materials - 0.2%
DowDuPont Inc., 4.725%, 11/15/28	180,000	195,794
Glencore Funding LLC (A), 4.875%, 3/12/29	100,000	101,752

		297,546
Real Estate - 0.3%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	250,000	249,111
Store Capital Corp., 4.5%, 3/15/28	100,000	101,802
Welltower Inc., 4.5%, 1/15/24	200,000	211,367

		562,280

Utilities - 0.1%
PacifiCorp., 4.15%, 2/15/50	100,000	103,930

Total Corporate Notes and Bonds
(Cost $18,155,221)		18,584,819

LONG TERM MUNICIPAL BONDS - 1.1%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	402,321
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	504,360
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,228
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	225,000	234,949
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	501,425
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	211,746

Total Long Term Municipal Bonds
(Cost $1,864,444)		1,860,029

See accompanying Notes to Financial Statements.

23

Madison Funds | April 30, 2019

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - 6.4%

Fannie Mae - 4.3%
3%, 9/1/30 Pool # 890696	$178,913	$180,148
3%, 12/1/30 Pool # AL8924	290,956	293,051
7%, 11/1/31 Pool # 607515	6,698	7,425
3.5%, 12/1/31 Pool # MA0919	463,752	474,880
7%, 5/1/32 Pool # 644591	835	854
3.5%, 8/1/32 Pool # MA3098	187,630	191,696
3.5%, 9/1/32 Pool # MA3126	155,797	159,176
5.5%, 10/1/33 Pool # 254904	43,601	48,009
7%, 7/1/34 Pool # 792636	4,655	4,768
4%, 2/1/35 Pool # MA2177	303,070	315,520
5%, 8/1/35 Pool # 829670	42,144	45,188
5%, 9/1/35 Pool # 820347	52,366	56,726
5%, 9/1/35 Pool # 835699	44,041	47,542
3%, 12/1/35 Pool # AS6267	260,083	260,295
5%, 12/1/35 Pool # 850561	14,761	15,843
4%, 6/1/36 Pool # AL8618	235,102	244,761
5.5%, 9/1/36 Pool # 831820	74,639	83,212
5.5%, 10/1/36 Pool # 901723	28,010	30,770
5.5%, 12/1/36 Pool # 903059	49,988	54,397
4.5%, 7/1/41 Pool # AB3274	153,957	163,108
5.5%, 7/1/41 Pool # AL6588	140,422	154,633
3.5%, 6/1/42 Pool # AO4134	248,337	252,549
4%, 6/1/42 Pool # MA1087	174,286	180,388
3.5%, 8/1/42 Pool # AO8100	150,271	152,820
3.5%, 8/1/42 Pool # AP2133	190,879	194,116
4%, 10/1/42 Pool # AP7363	322,770	334,074
3%, 2/1/43 Pool # AB8486	291,863	289,935
3%, 2/1/43 Pool # AB8563	176,251	175,087
3%, 2/1/43 Pool # AL3072	272,104	270,307
3%, 3/1/43 Pool # AB8818	281,791	279,929
3.5%, 3/1/43 Pool # AT0310	140,563	142,938
4%, 1/1/45 Pool # MA2145	323,064	333,709
4%, 1/1/45 Pool # AS4257	113,174	117,170
4.5%, 2/1/45 Pool # MA2193	214,743	225,834
3.5%, 12/1/45 Pool # AS6309	147,382	149,289
3%, 1/1/47 Pool # BE0108	211,444	209,523
3.5%, 12/1/47 Pool # MA3210	565,295	571,039
4%, 7/1/48 Pool # MA3415	234,753	241,591
3.5%, 1/1/49 Pool # MA3574	489,479	494,355

		7,446,655

Freddie Mac - 2.1%
4.5%, 2/1/25 Pool # J11722	26,792	27,697
4.5%, 5/1/25 Pool # J12247	23,937	24,748
8%, 6/1/30 Pool # C01005	985	1,133
6.5%, 1/1/32 Pool # C62333	34,471	38,018
3.5%, 11/1/40 Pool # G06168	266,681	271,422
4.5%, 9/1/41 Pool # Q03516	141,221	150,193
4%, 10/1/41 Pool # Q04092	193,865	201,517
3%, 8/1/42 Pool # G08502	244,248	242,660
3%, 9/1/42 Pool # C04233	111,765	111,039
3%, 4/1/43 Pool # V80025	289,390	287,508
3%, 4/1/43 Pool # V80026	283,108	281,268
3.5%, 8/1/44 Pool # Q27927	447,841	455,455
3%, 7/1/45 Pool # G08653	174,192	172,628
3.5%, 8/1/45 Pool # Q35614	330,448	335,797
3%, 10/1/46 Pool # G60722	258,111	255,673
4%, 3/1/47 Pool # Q46801	313,395	323,375
3.5%, 12/1/47 Pool # Q52955	456,292	461,724

		3,641,855

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	11,623	13,101
6.5%, 4/20/31 Pool # 3068	6,864	7,828

		20,929

Total Mortgage Backed Securities
(Cost $11,227,131)		11,109,439

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%

Federal Farm Credit Bank - 0.1%
3.470%, 5/7/24	225,000	225,030

Federal Home Loan Bank - 0.2%
2.000%, 12/21/23 (E)	400,000	399,918

U.S. Treasury Bonds - 2.5%
6.625%, 2/15/27	700,000	906,664
3.750%, 8/15/41	550,000	631,232
3.000%, 5/15/42	750,000	764,854
2.500%, 2/15/45	500,000	461,406
2.500%, 5/15/46	400,000	367,453
2.250%, 8/15/46	450,000	391,852
3.000%, 5/15/47	250,000	253,232
3.000%, 2/15/48	250,000	252,812
3.375%, 11/15/48	300,000	326,145

		4,355,650

U.S. Treasury Notes - 5.8%
2.625%, 11/15/20	1,500,000	1,506,621
2.500%, 8/15/23	1,500,000	1,513,887
1.500%, 8/15/26	1,000,000	938,828
3.125%, 5/15/21	1,500,000	1,525,020
2.000%, 11/15/21	500,000	497,031
1.750%, 5/15/22	500,000	492,715
2.125%, 3/31/24	1,000,000	992,578
2.875%, 5/15/28	990,000	1,020,744
2.625%, 2/15/29	400,000	404,078

		10,032,158

Total U.S. Government and Agency Obligations (Cost $14,828,963)		15,012,756
	Shares

SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (F)	5,731,343	5,731,343

Total Short-Term Investments
(Cost $5,731,343)		5,731,343

TOTAL INVESTMENTS - 99.7%
(Cost $140,560,982**)		174,225,083
NET OTHER ASSETS AND LIABILITIES - 0.3%		587,331

TOTAL NET ASSETS - 100.0%		$174,812,414

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $140,560,982.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
(E)	Stepped rate security. Rate shown is as of April 30, 2019.
(F)	7-day yield.
ADR	American Depositary Receipt.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

24

Madison Funds | April 30, 2019

Madison Covered Call & Equity Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 76.2%

Communication Services - 9.1%
Alphabet Inc., Class C *	2,500	$2,971,774
CenturyLink Inc.	218,000	2,489,560
Discovery Inc., Class C * (A)	103,000	2,962,280
T-Mobile U.S. Inc. * (A)	49,600	3,620,304

		12,043,918

Consumer Discretionary - 5.7%
General Motors Co. (A)	75,100	2,925,145
Nordstrom Inc. (A)	52,300	2,145,346
TJX Cos. Inc./The (A)	12,000	658,560
Whirlpool Corp. (A)	13,300	1,846,306

		7,575,357

Consumer Staples - 4.4%
Archer-Daniels-Midland Co. (A)	56,000	2,497,600
JM Smucker Co./The (A)	27,500	3,372,325

		5,869,925

Energy - 11.2%
Apache Corp. (A)	77,700	2,557,107
Baker Hughes, a GE Co. (A)	126,300	3,033,726
Canadian Natural Resources Ltd. (A)	63,000	1,888,740
EOG Resources Inc. (A)	36,500	3,505,825
Range Resources Corp.	202,200	1,827,888
Transocean Ltd. * (A)	250,000	1,965,000

		14,778,286

Financials - 12.8%
Bank of America Corp. (A)	132,800	4,061,024
Berkshire Hathaway Inc., Class B * (A)	16,500	3,575,715
Citigroup Inc.	200	14,140
JPMorgan Chase & Co. (A)	37,000	4,293,850
Northern Trust Corp. (A)	25,000	2,463,750
Regions Financial Corp. (A)	166,300	2,582,639

		16,991,118

Health Care - 11.4%
Baxter International Inc. (A)	49,500	3,776,850
Cerner Corp. * (A)	24,300	1,614,735
CVS Health Corp. (A)	48,200	2,621,116
Gilead Sciences Inc. (A)	38,500	2,504,040
McKesson Corp. (A)	10,500	1,252,125
Medtronic PLC (A)	38,000	3,374,780

		15,143,646

Industrials - 1.8%
Delta Air Lines Inc. (A)	15,600	909,324
FedEx Corp. (A)	8,000	1,515,680

		2,425,004
Information Technology - 6.6%
Microsoft Corp. (A)	10,500	1,371,300
QUALCOMM Inc. (A)	58,800	5,064,444
Texas Instruments Inc. (A)	19,000	2,238,770

		8,674,514

Materials - 11.2%
Alcoa Corp. * (A)	93,700	2,499,916
Dow Inc. *	16,000	907,680
DowDuPont Inc.	48,000	1,845,600
Freeport-McMoRan Inc. (A)	290,900	3,580,979
Newmont Goldcorp Corp.	121,200	3,764,472
Steel Dynamics Inc. (A)	70,000	2,217,600

		14,816,247

Utilities - 2.0%
Sempra Energy (A)	20,700	2,648,565

Total Common Stocks
(Cost $119,918,654)		100,966,580

EXCHANGE TRADED FUNDS - 4.4%
Invesco DB Gold Fund	78,000	3,069,690
VanEck Vectors Gold Miners ETF (A)	133,600	2,790,904

Total Exchange Traded Funds
(Cost $6,238,248)		5,860,594

SHORT-TERM INVESTMENTS - 23.2%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (B)	30,670,311	30,670,311

Total Short-Term Investments
(Cost $30,670,311)		30,670,311

TOTAL INVESTMENTS - 103.8%
(Cost $156,827,213**)		137,497,485
TOTAL CALL OPTIONS WRITTEN - (3.0%)		(3,939,059)
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(1,145,557)

TOTAL NET ASSETS - 100.0%		$132,412,869

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $156,827,213.
(A)	All or a portion of these securities’ positions, with a value of $81,172,857, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Written Option Contracts Outstanding at April 30, 2019

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

Call Options Written

Alcoa Corp.	$30.00	05/17/2019	(600)	$(1,800,000)	$(4,500)	$(65,658)	$61,158
Apache Corp.	37.50	05/17/2019	(400)	(1,500,000)	(5,800)	(36,892)	31,092
Apache Corp.	40.00	07/19/2019	(17)	(68,000)	(816)	(2,088)	1,272
Archer-Daniels-Midland Co.	45.00	05/17/2019	(317)	(1,426,500)	(13,789)	(15,891)	2,102
Archer-Daniels-Midland Co.	46.00	06/21/2019	(243)	(1,117,800)	(10,692)	(14,862)	4,170
Baker Hughes, a GE Co.	30.00	05/17/2019	(650)	(1,950,000)	(3,250)	(42,198)	38,948
Bank of America Corp.	29.00	06/21/2019	(658)	(1,908,200)	(128,968)	(32,308)	(96,660)
Bank of America Corp.	31.00	08/16/2019	(670)	(2,077,000)	(82,410)	(66,530)	(15,880)
Baxter International Inc.	75.00	05/17/2019	(295)	(2,212,500)	(58,410)	(45,841)	(12,569)
Baxter International Inc.	77.50	06/21/2019	(200)	(1,550,000)	(29,600)	(31,792)	2,192
Berkshire Hathaway Inc., Class B	210.00	06/21/2019	(165)	(3,465,000)	(163,350)	(81,427)	(81,923)
Canadian Natural Resources Ltd.	30.00	06/21/2019	(630)	(1,890,000)	(78,750)	(38,562)	(40,188)
Cerner Corp.	60.00	06/21/2019	(243)	(1,458,000)	(170,100)	(43,528)	(126,572)
CVS Health Corp.	60.00	05/17/2019	(178)	(1,068,000)	(3,649)	(21,582)	17,933
Delta Air Lines Inc.	52.50	05/17/2019	(34)	(178,500)	(19,720)	(3,902)	(15,818)
Delta Air Lines Inc.	60.00	06/21/2019	(122)	(732,000)	(14,274)	(14,635)	361
Discovery Inc., Class C	27.50	05/17/2019	(500)	(1,375,000)	(92,500)	(39,515)	(52,985)
Discovery Inc., Class C	30.00	06/21/2019	(530)	(1,590,000)	(53,000)	(30,815)	(22,185)
EOG Resources Inc.	95.00	06/21/2019	(175)	(1,662,500)	(98,438)	(53,104)	(45,334)
EOG Resources Inc.	115.00	06/21/2019	(190)	(2,185,000)	(8,170)	(46,422)	38,252
FedEx Corp.	210.00	06/21/2019	(80)	(1,680,000)	(5,960)	(23,144)	17,184

See accompanying Notes to Financial Statements.

25

Madison Funds | April 30, 2019

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - continued

Written Option Contracts Outstanding at April 30, 2019

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

Call Options Written
Freeport-McMoRan Inc.	$14.00	05/17/2019	(1,000)	$(1,400,000)	$(4,500)	$(28,961)	$24,461
Freeport-McMoRan Inc.	14.00	06/21/2019	(1,000)	(1,400,000)	(19,000)	(42,071)	23,071
Freeport-McMoRan Inc.	15.00	08/16/2019	(909)	(1,363,500)	(26,816)	(44,506)	17,690
General Motors Co.	41.00	05/17/2019	(400)	(1,640,000)	(3,600)	(37,024)	33,424
General Motors Co.	41.00	06/21/2019	(351)	(1,439,100)	(13,514)	(24,205)	10,691
Gilead Sciences Inc.	67.50	05/17/2019	(231)	(1,559,250)	(18,711)	(36,872)	18,161
Gilead Sciences Inc.	70.00	05/17/2019	(154)	(1,078,000)	(4,697)	(18,374)	13,677
JM Smucker Co./The	110.00	05/17/2019	(75)	(825,000)	(97,875)	(14,212)	(83,663)
JM Smucker Co./The	125.00	07/19/2019	(200)	(2,500,000)	(78,000)	(68,875)	(9,125)
JPMorgan Chase & Co.	110.00	05/17/2019	(270)	(2,970,000)	(170,775)	(26,425)	(144,350)
JPMorgan Chase & Co.	105.00	06/21/2019	(100)	(1,050,000)	(116,500)	(14,156)	(102,344)
McKesson Corp.	130.00	05/17/2019	(105)	(1,365,000)	(4,725)	(18,241)	13,516
Medtronic PLC	95.00	05/17/2019	(380)	(3,610,000)	(2,090)	(36,906)	34,816
Microsoft Corp.	120.00	05/17/2019	(105)	(1,260,000)	(101,063)	(24,396)	(76,667)
Nordstrom Inc.	47.50	07/19/2019	(260)	(1,235,000)	(15,340)	(41,329)	25,989
Nordstrom Inc.	50.00	07/19/2019	(263)	(1,315,000)	(8,284)	(35,210)	26,926
Northern Trust Corp.	100.00	07/19/2019	(250)	(2,500,000)	(81,875)	(41,702)	(40,173)
QUALCOMM Inc.	57.50	05/17/2019	(588)	(3,381,000)	(1,689,030)	(75,605)	(1,613,425)
Regions Financial Corp.	16.00	06/21/2019	(823)	(1,316,800)	(26,336)	(24,114)	(2,222)
Regions Financial Corp.	15.00	08/16/2019	(840)	(1,260,000)	(92,400)	(33,088)	(59,312)
Sempra Energy	125.00	05/17/2019	(67)	(837,500)	(25,460)	(18,200)	(7,260)
Sempra Energy	130.00	06/21/2019	(140)	(1,820,000)	(29,750)	(27,211)	(2,539)
Steel Dynamics Inc.	37.00	05/17/2019	(283)	(1,047,100)	(1,415)	(20,931)	19,516
Steel Dynamics Inc.	35.00	06/21/2019	(145)	(507,500)	(4,350)	(9,274)	4,924
Steel Dynamics Inc.	37.00	08/16/2019	(272)	(1,006,400)	(10,880)	(36,470)	25,590
T-Mobile U.S. Inc.	72.50	05/17/2019	(129)	(935,250)	(21,608)	(32,920)	11,312
T-Mobile U.S. Inc.	75.00	05/17/2019	(367)	(2,752,500)	(20,552)	(71,300)	50,748
Texas Instruments Inc.	110.00	05/17/2019	(190)	(2,090,000)	(152,000)	(49,479)	(102,521)
TJX Cos. Inc./The	55.00	07/19/2019	(120)	(660,000)	(25,200)	(18,985)	(6,215)
Transocean Ltd.	11.00	08/16/2019	(1,250)	(1,375,000)	(11,875)	(55,775)	43,900
VanEck Vectors Gold Miners ETF	23.00	05/17/2019	(105)	(241,500)	(261)	(4,719)	4,458
Whirlpool Corp.	150.00	06/21/2019	(133)	(1,995,000)	(14,431)	(40,430)	25,999

Total Options Written, at Value					$(3,939,059)	$(1,822,662)	$(2,116,397)

See accompanying Notes to Financial Statements.

26

Madison Funds | April 30, 2019

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.7%

Communication Services - 7.3%
Comcast Corp., Class A	150,500	$6,551,265
Verizon Communications Inc.	101,500	5,804,785

		12,356,050

Consumer Discretionary - 9.6%
Home Depot Inc./The	16,500	3,361,050
McDonald’s Corp.	25,500	5,038,035
Starbucks Corp.	57,000	4,427,760
TJX Cos. Inc./The	59,000	3,237,920

		16,064,765

Consumer Staples - 10.7%
Hershey Co./The	24,000	2,996,400
Nestle S.A., ADR	51,500	4,971,295
PepsiCo Inc.	37,500	4,801,875
Procter & Gamble Co./The	48,500	5,164,280

		17,933,850

Energy - 6.0%
Chevron Corp.	35,500	4,262,130
Exxon Mobil Corp.	71,500	5,740,020

		10,002,150

Financials - 14.2%
BlackRock Inc.	10,500	5,095,020
Chubb Ltd.	24,500	3,557,400
JPMorgan Chase & Co.	24,500	2,843,225
Northern Trust Corp.	35,000	3,449,250
Travelers Cos. Inc./The	32,000	4,600,000
US Bancorp	83,000	4,425,560

		23,970,455

Health Care - 12.4%
Alcon Inc. *	7,900	459,780
Amgen Inc.	8,000	1,434,560
Johnson & Johnson	30,000	4,236,000
Medtronic PLC	47,500	4,218,475
Merck & Co. Inc.	52,500	4,132,275
Novartis AG, ADR	39,500	3,248,085
Pfizer Inc.	79,000	3,208,190

		20,937,365

Industrials - 13.9%
3M Co.	12,500	2,368,875
Caterpillar Inc.	28,500	3,973,470
Emerson Electric Co.	30,000	2,129,700
Fastenal Co.	67,500	4,762,125
Union Pacific Corp.	17,000	3,009,680
United Parcel Service Inc., Class B	34,000	3,611,480
United Technologies Corp.	25,000	3,565,250

		23,420,580

Information Technology - 16.4%
Accenture PLC, Class A	12,500	2,283,375
Analog Devices Inc.	35,000	4,068,400
Automatic Data Processing Inc.	13,000	2,137,070
Cisco Systems Inc.	98,000	5,483,100
Microsoft Corp.	30,500	3,983,300
Paychex Inc.	29,000	2,444,990
TE Connectivity Ltd.	20,500	1,960,825
Texas Instruments Inc.	44,000	5,184,520

		27,545,580

Materials - 2.6%
Linde PLC	24,500	4,416,370

Utilities - 3.6%
Dominion Energy Inc.	33,500	2,608,645
NextEra Energy Inc.	17,500	3,402,700

		6,011,345

Total Common Stocks
(Cost $133,281,865)		162,658,510

SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (A)	6,427,198	6,427,198

Total Short-Term Investments
(Cost $6,427,198)		6,427,198

TOTAL INVESTMENTS - 100.5%
(Cost $139,709,063**)		169,085,708

NET OTHER ASSETS AND LIABILITIES - (0.5%)		(766,911)

TOTAL NET ASSETS - 100.0%		$168,318,797

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $139,709,063.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 97.8%

Communication Services - 8.2%
Discovery Inc., Class C *	95,000	$2,732,199
Verizon Communications Inc.	42,000	2,401,980
Walt Disney Co./The	5,500	753,335

		5,887,514
Consumer Discretionary - 5.6%
Lowe’s Cos. Inc.	22,500	2,545,650
Toll Brothers Inc.	39,000	1,485,900

		4,031,550

Consumer Staples - 6.7%
Mondelez International Inc., Class A	27,500	1,398,375
Procter & Gamble Co./The	31,500	3,354,120

		4,752,495
Energy - 6.8%
Chevron Corp.	8,000	960,480
EOG Resources Inc.	28,200	2,708,610
Murphy Oil Corp.	43,000	1,171,320

		4,840,410
Financials - 20.5%
American Express Co.	24,500	2,872,135
Aon PLC	16,000	2,882,240
Bank of America Corp.	76,000	2,324,080
JPMorgan Chase & Co.	29,000	3,365,450
Principal Financial Group Inc.	13,600	776,940
US Bancorp	46,000	2,452,720

		14,673,565

Health Care - 9.2%
Baxter International Inc.	45,500	3,471,650
Eli Lilly & Co.	26,500	3,101,560

		6,573,210

Industrials - 6.5%
Caterpillar Inc.	5,000	697,100
Jacobs Engineering Group Inc.	51,000	3,974,940

		4,672,040
Information Technology - 9.2%
Broadcom Inc.	7,300	2,324,320
First Data Corp., Class A *	93,000	2,404,980
First Solar Inc. *	29,500	1,815,135

		6,544,435

Materials - 5.9%
Barrick Gold Corp.	143,500	1,825,320
BHP Group Ltd., ADR (A)	13,500	714,825
Cleveland-Cliffs Inc.	170,000	1,698,300

		4,238,445

Real Estate - 4.9%
Boston Properties Inc., REIT	13,000	1,789,060
Prologis Inc., REIT	22,500	1,725,075

		3,514,135

Utilities - 14.3%
AES Corp.	207,000	3,543,840
NRG Energy Inc.	82,000	3,375,940
Sempra Energy	26,000	3,326,700

		10,246,480

Total Common Stocks
(Cost $57,412,263)		69,974,279

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (B)	1,237,710	1,237,710
State Street Navigator Securities Lending Government Money Market Portfolio, 2.51% (B) (C)	193,530	193,530

Total Short-Term Investments
(Cost $1,431,240)		1,431,240

TOTAL INVESTMENTS - 99.8%
(Cost $58,843,503**)		71,405,519

NET OTHER ASSETS AND LIABILITIES - 0.2%		116,910

TOTAL NET ASSETS - 100.0%		$71,522,429

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $58,843,503.
(A)	All or a portion of these securities, with an aggregate fair value of $2,364,863, are on loan as part of a securities lending program. See footnote (C) and Note 9 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

27

Madison Funds | April 30, 2019

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.6%

Communication Services - 6.6%
Alphabet Inc., Class C *	12,128	$14,413,886
Omnicom Group Inc.	82,606	6,610,958

		21,024,844

Consumer Discretionary - 19.8%
Booking Holdings Inc. *	4,905	9,098,726
CarMax Inc. *	166,430	12,958,240
Dollar Tree Inc. *	115,816	12,888,004
Lowe’s Cos. Inc.	123,455	13,967,699
Starbucks Corp.	41,844	3,250,442
TJX Cos. Inc./The	205,605	11,283,602

		63,446,713

Energy - 2.2%
Exxon Mobil Corp.	88,979	7,143,234

Financials - 15.3%
Berkshire Hathaway Inc., Class B *	64,292	13,932,720
Brookfield Asset Management Inc., Class A	289,922	13,971,341
Charles Schwab Corp./The	134,135	6,140,700
US Bancorp	280,032	14,931,306

		48,976,067

Health Care - 13.3%
Alcon Inc. *	26,992	1,570,934
Danaher Corp.	93,260	12,351,354
Henry Schein Inc. *	170,194	10,902,628
Novartis AG, ADR	134,961	11,097,843
Varian Medical Systems Inc. *	47,427	6,458,135

		42,380,894

Industrials - 10.7%
Copart Inc. *	120,591	8,118,186
Jacobs Engineering Group Inc.	206,742	16,113,472
PACCAR Inc.	139,636	10,007,712

		34,239,370

Information Technology - 17.7%
Accenture PLC, Class A	33,717	6,159,084
Analog Devices Inc.	68,807	7,998,126
CDW Corp.	88,205	9,314,448
Cognizant Technology Solutions Corp., Class A	178,981	13,058,454
TE Connectivity Ltd.	107,832	10,314,131
Visa Inc., Class A	58,850	9,676,705

		56,520,948

Materials - 8.0%
Linde PLC	56,942	10,264,365
PPG Industries Inc.	130,239	15,303,083

		25,567,448

Real Estate - 3.0%
American Tower Corp.	49,708	9,707,972

Total Common Stocks
(Cost $213,246,659)		309,007,490

SHORT-TERM INVESTMENTS - 6.1%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (A)	19,468,945	19,468,945

Total Short-Term Investments
(Cost $19,468,945)		19,468,945

TOTAL INVESTMENTS - 102.7%
(Cost $232,715,604**)		328,476,435

NET OTHER ASSETS AND LIABILITIES - (2.7%)		(8,568,198)

TOTAL NET ASSETS - 100.0%		$319,908,237

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $232,715,604.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 88.0%

Consumer Discretionary - 29.0%

Household Durables - 2.5%
Mohawk Industries Inc. *	96,103	$13,094,034

Media - 6.9%
Liberty Broadband Corp., Class C *	273,158	26,963,426
Liberty Global PLC, Series C *	380,120	9,940,138

		36,903,564

Multiline Retail - 5.1%
Dollar Tree Inc. *	244,912	27,253,807

Specialty Retail - 14.5%
CarMax Inc. *	290,143	22,590,534
Floor & Decor Holdings Inc., Class A *	332,460	15,964,729
O’Reilly Automotive Inc. *	56,354	21,333,934
Ross Stores Inc.	181,515	17,726,755

		77,615,952

		154,867,357

Consumer Staples - 0.8%
Brown-Forman Corp., Class B	83,192	4,433,302

Financials - 24.2%
Arch Capital Group Ltd. *	863,376	29,164,841
Brookfield Asset Management Inc., Class A	420,291	20,253,823
Brown & Brown Inc.	658,658	20,912,392
Glacier Bancorp Inc.	255,799	10,894,479
Kemper Corp.	94,252	8,471,370
Markel Corp. *	23,223	24,883,677
WR Berkley Corp.	233,761	14,329,549

		128,910,131

Health Care - 5.0%
Elanco Animal Health Inc. *	252,501	7,953,782
Laboratory Corp. of America Holdings *	115,619	18,489,790

		26,443,572

Industrials - 12.1%
Copart Inc. *	289,104	19,462,481
Expeditors International of Washington Inc.	134,096	10,649,905
Fastenal Co.	226,115	15,952,413
IHS Markit Ltd. *	323,823	18,542,105

		64,606,904

Information Technology - 9.3%
Alliance Data Systems Corp.	42,186	6,753,979
Amphenol Corp., Class A	151,398	15,073,185
CDW Corp.	173,101	18,279,465
TE Connectivity Ltd.	98,784	9,448,690

		49,555,319

Materials - 4.9%
Axalta Coating Systems Ltd. *	661,476	17,846,622
NewMarket Corp.	19,355	8,120,971

		25,967,593
Real Estate - 2.7%
Crown Castle International Corp.	115,551	14,534,005

Total Common Stocks
(Cost $308,775,992)		469,318,183

SHORT-TERM INVESTMENTS - 10.0%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (A)	53,452,365	53,452,365

Total Short-Term Investments
(Cost $53,452,365)		53,452,365

TOTAL INVESTMENTS - 98.0%
(Cost $362,228,357**)		522,770,548

NET OTHER ASSETS AND LIABILITIES - 2.0%		10,724,109

TOTAL NET ASSETS - 100.0%		$533,494,657

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $362,228,357.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

28

Madison Funds | April 30, 2019

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.1%

Consumer Discretionary - 5.6%
Cato Corp./The, Class A	8,453	$128,147
Cooper Tire & Rubber Co.	7,630	227,832
Gentherm Inc. *	8,120	343,963
Helen of Troy Ltd. *	1,646	237,024
Spectrum Brands Holdings Inc.	5,430	334,325
TRI Pointe Group Inc. *	29,534	385,419

		1,656,710

Consumer Staples - 2.9%
C&C Group PLC	121,782	462,360
Cranswick PLC	11,027	416,709

		879,069

Energy - 4.9%
Cimarex Energy Co.	419	28,769
Dorian LPG Ltd. *	23,066	184,989
Era Group Inc. *	12,204	117,647
Kosmos Energy Ltd.	35,370	236,625
Magnolia Oil & Gas Corp. * (A)	14,720	194,010
Scorpio Tankers Inc.	9,648	248,726
SEACOR Holdings Inc. *	7,060	314,452
SEACOR Marine Holdings Inc. *	9,992	135,691

		1,460,909

Financials - 19.2%
1st Source Corp.	6,281	294,139
Banc of California Inc.	26,854	389,652
Fifth Third Bancorp	11,882	342,439
First Busey Corp.	14,839	383,440
First Midwest Bancorp Inc.	32,028	687,641
Flushing Financial Corp.	16,691	377,217
Great Western Bancorp Inc.	14,550	511,724
International Bancshares Corp.	13,294	551,302
Kemper Corp.	4,705	422,885
Northwest Bancshares Inc.	33,505	583,992
Solar Capital Ltd.	12,515	268,071
Synovus Financial Corp.	7,794	287,287
Union Bankshares Corp.	11,250	410,625
White Mountains Insurance Group Ltd.	230	215,979

		5,726,393

Health Care - 3.8%
Allscripts Healthcare Solutions Inc. *	46,654	460,475
AMN Healthcare Services Inc. *	4,521	235,363
CorVel Corp. *	3,656	262,501
Natus Medical Inc. *	6,229	166,688

		1,125,027

Industrials - 32.9%

Aerospace & Defense - 0.8%
Astronics Corp. *	7,387	246,283

Air Freight & Logistics - 1.4%
Forward Air Corp.	6,798	430,449

Building Products - 3.2%
American Woodmark Corp. *	5,960	535,983
Tyman PLC	121,247	403,170

		939,153

Commercial Services & Supplies - 4.6%
ACCO Brands Corp.	40,797	372,885
Matthews International Corp., Class A	7,059	282,783
SP Plus Corp. *	10,648	367,569
Steelcase Inc., Class A	19,738	341,270

		1,364,507

Construction & Engineering - 2.1%
Primoris Services Corp.	11,862	260,015
Valmont Industries Inc.	2,690	362,720

		622,735

Electrical Equipment - 1.9%
Thermon Group Holdings Inc. *	22,163	571,584

Machinery - 11.2%
Albany International Corp., Class A	4,637	342,999
CIRCOR International Inc. *	6,054	204,141
ESCO Technologies Inc.	9,882	741,150
Luxfer Holdings PLC	20,488	491,917
Mueller Industries Inc.	25,271	737,155
TriMas Corp. *	27,115	838,667

		3,356,029

Professional Services - 6.4%
Forrester Research Inc.	9,070	461,300
FTI Consulting Inc. *	1,734	147,355
Huron Consulting Group Inc. *	9,631	465,466
ICF International Inc.	4,269	332,427
Mistras Group Inc. *	11,885	162,944
Navigant Consulting Inc.	14,760	336,971

		1,906,463

Trading Companies & Distributors - 1.3%
GATX Corp.	5,111	394,211

		9,831,414

Information Technology - 7.2%
Belden Inc.	12,505	694,653
Coherent Inc. *	860	127,289
CTS Corp.	12,244	366,708
Rudolph Technologies Inc. *	5,470	132,319
ScanSource Inc. *	3,964	149,245
WNS Holdings Ltd., ADR *	11,997	685,628

		2,155,842

Materials - 6.2%
Neenah Inc.	5,692	386,202
Orion Engineered Carbons S.A.	24,969	506,122
Sensient Technologies Corp.	9,015	632,132
Stepan Co.	3,490	322,964

		1,847,420
Real Estate - 11.6%
Alexander & Baldwin Inc., REIT *	21,030	496,728
Brandywine Realty Trust, REIT	23,840	366,898
Corporate Office Properties Trust, REIT	17,127	477,501
DiamondRock Hospitality Co., REIT	28,143	305,633
Physicians Realty Trust, REIT	30,090	543,425
PotlatchDeltic Corp., REIT	13,587	525,273
RPT Realty, REIT	39,775	482,471
Summit Hotel Properties Inc., REIT	24,049	279,209

		3,477,138

Utilities - 1.8%
New Jersey Resources Corp.	5,235	262,169
Spire Inc.	3,259	274,375

		536,544

Total Common Stocks
(Cost $20,625,644)		28,696,466

SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (B)	1,495,003	1,495,003

Total Short-Term Investments
(Cost $1,495,003)		1,495,003

TOTAL INVESTMENTS - 101.1%
(Cost $22,120,647**)		30,191,469

NET OTHER ASSETS AND LIABILITIES - (1.1%)		(339,292)

TOTAL NET ASSETS - 100.0%		$29,852,177

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $22,120,647.
(A)	All or a portion of these securities, with an aggregate fair value of $187,288, are on loan as part of a securities lending program. See Note 9 for details on the securities lending program.
(B)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

29

Madison Funds | April 30, 2019

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 93.4%

Australia - 2.6%
Amcor Ltd.	21,326	$240,992
BHP Group PLC	11,659	275,089

		516,081

Belgium - 2.7%
Anheuser-Busch InBev S.A. (A)	6,094	541,745

Canada - 5.5%
Canadian National Railway Co.	2,523	234,352
National Bank of Canada	5,084	242,189
Rogers Communications Inc., Class B	4,044	203,604
Suncor Energy Inc.	12,790	421,783

		1,101,928

China - 1.7%
Ping An Insurance Group Co. of China Ltd., Class H	28,500	343,135

Denmark - 1.6%
Carlsberg AS, Class B	2,392	308,977

Finland - 2.6%
Nordea Bank Abp	30,114	237,021
Sampo Oyj, Class A	6,077	277,819

		514,840

France - 12.4%
Air Liquide S.A.	2,256	299,971
Atos SE	1,961	201,866
Capgemini SE	1,628	197,387
Cie Generale des Etablissements Michelin	1,646	212,585
Safran S.A.	3,224	469,724
Sanofi (A)	4,236	368,163
Vinci S.A.	3,443	347,627
Vivendi S.A.	13,385	388,376

		2,485,699

Germany - 4.9%
Fresenius SE & Co. KGaA	2,680	152,038
SAP SE	5,395	693,327
Vonovia SE	2,690	134,171

		979,536
Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	14,000	101,188

India - 1.0%
ICICI Bank Ltd., ADR	18,186	208,230

Ireland - 3.8%
Medtronic PLC	5,653	502,043
Ryanair Holdings PLC, ADR *	3,412	264,908

		766,951

Israel - 0.9%
Bank Leumi Le-Israel BM	27,194	186,007

Japan - 12.7%
Daiwa House Industry Co. Ltd. (B)	15,096	423,384
Kao Corp. (B)	3,410	262,899
Makita Corp. (B)	6,800	248,344
Nexon Co. Ltd. * (B)	19,100	272,775
Pan Pacific International Holdings Corp. (B)	4,173	269,540
Shin-Etsu Chemical Co. Ltd. (B)	3,800	357,636
Sumitomo Mitsui Financial Group Inc. (B)	8,800	318,959
Suzuki Motor Corp. (B)	4,400	199,573
Yamaha Corp. (B)	3,900	202,059

		2,555,169

Netherlands - 4.0%
ABN AMRO Group N.V. (C)	8,913	209,633
Koninklijke DSM N.V.	2,312	264,111
Wolters Kluwer N.V.	4,795	334,409

		808,153

Norway - 2.4%
Equinor ASA (A)	9,790	218,383
Telenor ASA	13,417	269,352

		487,735

Singapore - 2.8%
DBS Group Holdings Ltd.	19,540	405,856
NetLink NBN Trust	254,100	155,064

		560,920

South Korea - 0.9%
Samsung Electronics Co. Ltd.	4,708	184,789

Spain - 1.5%
Red Electrica Corp. S.A.	14,456	299,713

Sweden - 3.5%
Assa Abloy AB, Class B	19,809	422,580
Epiroc AB, Class A *	26,132	270,203

		692,783

Switzerland - 5.0%
Ferguson PLC	4,060	288,007
Novartis AG	8,824	720,590

		1,008,597

United Kingdom - 20.4%
Aon PLC	3,229	581,672
Compass Group PLC	12,757	289,950
Diageo PLC	6,150	259,314
Howden Joinery Group PLC	27,124	179,678
Informa PLC	25,651	260,567
Network International Holdings PLC * (C)	13,879	94,292
Prudential PLC	22,007	497,895
RELX PLC	21,737	498,590
Royal Dutch Shell PLC, Class A	20,862	666,499
RSA Insurance Group PLC	27,355	193,337
Unilever PLC	7,717	468,683
Weir Group PLC/The	4,556	98,591

		4,089,068

Total Common Stocks
(Cost $14,056,590)		18,741,244

PREFERRED STOCK - 1.8%

Germany - 1.8%
Volkswagen AG	2,116	367,957

Total Preferred Stocks
(Cost $401,571)		367,957

Short-Term Investments - 9.8%

United States - 9.8%
State Street Institutional U.S. Government Money Market Fund, 2.37%, Premier Class (D)	835,359	835,359
State Street Navigator Securities Lending Government Money Market Portfolio, 2.51% (D) (E)	1,118,181	1,118,181

Total Short-Term Investments
(Cost $1,953,540)		1,953,540

TOTAL INVESTMENTS - 105.0%
(Cost $16,411,701**)		21,062,741

NET OTHER ASSETS AND LIABILITIES - (5.0%)		(994,327)

TOTAL NET ASSETS - 100.0%		$20,068,414

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $16,411,701.
(A)	All or a portion of these securities, with an aggregate fair value of $1,072,295, are on loan as part of a securities lending program. See footnote (E) and Note 9 for details on the securities lending program.
(B)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/19
Communication Services	5.0%
Consumer Discretionary	13.6%
Consumer Staples	9.2%
Energy	6.5%
Financials	18.4%
Health Care	8.7%
Industrials	14.1%
Information Technology	8.2%
Materials	7.2%
Real Estate	2.8%
Short-Term Investments	9.8%
Utilities	1.5%
Net Other Assets and Liabilities	(5.0)%

See accompanying Notes to Financial Statements.

30

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31

Madison Funds | April 30, 2019

Statements of Assets and Liabilities as of April 30, 2019 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund

Assets:
Investments in unaffiliated securities, at fair value† §	$40,661,871	$80,799,254	$38,287,078	$15,264,882	$21,322,009	$23,377,364	$89,362,102	$157,177,039
Investments in affiliated securities, at fair value1 ‡	27,813,326	57,140,718	26,633,141	–	–	–	–	–
Cash	–	–	–	–	285,159	227,581	–	488,036
Foreign currency (cost of $62 and $3,531) (Note 2)	–	–	–	–	–	–	–	–
Receivables:
Investments sold	337,872	1,191,058	900,139	–	–	–	–	–
Fund shares sold	1,515	12,040	4,496	42,153	50	104	10,428	836
Dividends and interest	51,722	81,349	21,405	5,539	261,969	291,990	609,371	1,232,627
Due from Adviser	–	–	–	–	–	–	–	–

Total assets	68,866,306	139,224,419	65,846,259	15,312,574	21,869,187	23,897,039	89,981,901	158,898,538
Liabilities:
Payables:
Investments purchased	335,430	1,193,529	898,918	–	–	–	–	–
Fund shares repurchased	4,500	50,101	11,403	1,755	197	7,147	42,755	15,888
Upon return of securities loaned	–	92,700	207,675	–	–	–	479,843	–
Advisory agreement fees	11,237	22,550	10,521	5,062	8,907	7,847	21,951	65,192
Administrative services agreement fees	14,047	28,190	13,152	1,898	6,235	6,864	13,902	19,373
Distribution fees - Class B	3,521	9,717	4,351	55	–	–	–	835
Distribution fees - Class C	12,679	5,919	1,385	–	–	–	–	–
Shareholder service fees	14,031	28,134	13,101	–	–	–	–	6,208
Dividends	–	–	–	151	1,063	5,538	–	229,794
Options written, at value (premium received $1,882,662) (Note 6)	–	–	–	–	–	–	–	–

Total liabilities	395,445	1,430,840	1,160,506	8,921	16,402	27,396	558,451	337,290

Net Assets	$68,470,861	$137,793,579	$64,685,753	$15,303,653	$21,852,785	$23,869,643	$89,423,450	$158,561,248

Net Assets consist of:
Common Stock/Shares:
Paid-in capital	$64,952,551	$123,971,117	$56,249,806	$15,303,876	$21,259,529	$23,009,668	$89,571,284	$157,978,891
Accumulated distributable earnings (loss)	3,518,310	13,822,462	8,435,947	(223)	593,256	859,975	(147,834)	582,357

Net Assets	$68,470,861	$137,793,579	$64,685,753	$15,303,653	$21,852,785	$23,869,643	$89,423,450	$158,561,248

Class A Shares:
Net Assets	$42,144,991	$112,519,015	$55,362,181	$15,216,460				$29,088,656
Shares of beneficial interest outstanding	3,971,223	9,866,075	4,724,719	15,216,675				2,937,817
Net Asset Value and redemption price per share	$10.61	$11.40	$11.72	$1.00				$9.90
Sales charge of offering price[2]	0.65	0.70	0.72	–				0.47

Maximum offering price per share	$11.26	$12.10	$12.44	$1.00				$10.37

Class B Shares:
Net Assets	$5,680,985	$15,663,028	$7,056,151	$87,193				$1,350,490
Shares of beneficial interest outstanding	528,235	1,386,785	620,534	87,200				136,328

Net Asset Value and redemption price per share[3]	$10.75	$11.29	$11.37	$1.00				$9.91

Class C Shares:
Net Assets	$20,644,885	$9,611,536	$2,267,421
Shares of beneficial interest outstanding	1,918,327	850,216	199,224

Net Asset Value and redemption price per share[3]	$10.76	$11.30	$11.38

Class Y Shares:
Net Assets					$21,852,785	$23,869,643	$89,423,450	$126,388,360
Shares of beneficial interest outstanding					1,904,465	2,222,826	8,205,492	12,810,566

Net Asset Value and redemption price per share[3]					$11.47	$10.74	$10.90	$9.87

Class R6 Shares:
Net Assets								$1,733,742
Shares of beneficial interest outstanding								174,406

Net Asset Value and redemption price per share[3]								$19.94

† Cost of Investments in unaffiliated securities	$39,650,630	$77,749,964	$36,281,061	$15,264,882	$20,706,552	$22,556,211	$89,381,922	$155,561,077
‡ Cost of investments in affiliated securities[1]	$26,324,237	$49,780,322	$22,507,058	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	$2,250,835	$90,603	$394,829	$–	$–	$–	$470,556	$–
[1] See Note 12 for information on affiliated issuers.
[2] Sales charge of offering price is 4.50% for the Core Bond and High Income Funds and 5.75% for the Diversified Income, Covered Call & Equity Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock Funds.
[3] If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

32

Madison Funds | April 30, 2019

Statements of Assets and Liabilities as of April 30, 2019 (unaudited)

Corporate Bond Fund	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$14,258,751	$20,830,066	$174,225,083	$137,497,485	$169,085,708	$71,405,519	$328,476,435	$522,770,548	$30,191,469	$21,062,741
–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	62	3,507

102,144	–	–	1,391,089	–	2,848,252	2,145,507	9,876,094	106,929	5,851
105	976	611,133	501,287	432,640	1,426	115,789	1,419,391	671	2,143
127,892	270,904	632,558	164,726	301,381	116,312	388,092	97,229	15,368	144,939
–	–	–	–	19,933	–	–	–	–	–

14,488,892	21,101,946	175,468,774	139,554,587	169,839,662	74,371,509	331,125,823	534,163,262	30,314,499	21,219,181

–	–	347,807	2,971,773	1,360,587	2,565,863	5,303,857	–	386,928	8
13	13,209	133,232	111,751	14,099	21,698	5,654,160	231,312	41,521	6,238
–	1,452,788	–	–	–	193,530	–	–	–	1,118,181
4,710	8,877	91,325	92,300	99,668	32,437	192,510	318,030	26,317	17,226
2,943	3,228	28,100	16,054	46,511	21,231	50,167	104,708	6,579	4,922
–	667	6,461	–	–	1,352	–	1,096	196	474
–	–	9,555	5,763	–	–	–	–	–	–
–	3,756	38,236	5,018	–	12,969	16,892	13,459	781	3,718
35,754	2,192	1,644	–	–	–	–	–	–	–
–	–	–	3,939,059	–	–	–	–	–	–

43,420	1,484,717	656,360	7,141,718	1,520,865	2,849,080	11,217,586	668,605	462,322	1,150,767

$14,445,472	$19,617,229	$174,812,414	$132,412,869	$168,318,797	$71,522,429	$319,908,237	$533,494,657	$29,852,177	$20,068,414

$14,258,365	$21,255,106	$138,621,325	$154,189,511	$137,569,489	$60,528,737	$215,868,105	$357,428,405	$19,340,310	$15,418,771
187,107	(1,637,877)	36,191,089	(21,776,642)	30,749,308	10,993,692	104,040,132	176,066,252	10,511,867	4,649,643

$14,445,472	$19,617,229	$174,812,414	$132,412,869	$168,318,797	$71,522,429	$319,908,237	$533,494,657	$29,852,177	$20,068,414

	$17,562,568	$148,536,802	$14,957,637		$62,332,072	$84,951,006	$65,376,950	$3,511,015	$17,910,699
	2,971,383	9,362,694	1,863,178		4,877,656	3,736,788	6,373,703	312,558	1,356,016
	$5.91	$15.86	$8.03		$12.78	$22.73	$10.26	$11.23	$13.21
	0.28	0.97	0.49		0.78	1.39	0.63	0.69	0.81

	$6.19	$16.83	$8.52		$13.56	$24.12	$10.89	$11.92	$14.02

	$1,081,909	$10,593,661			$2,183,037		$1,779,380	$321,930	$767,891
	177,643	663,037			175,930		216,901	31,530	59,639

	$6.09	$15.98			$12.41		$8.20	$10.21	$12.88

		$15,681,951	9,282,790
		981,994	1,232,201

		$15.97	$7.53

$14,445,472	$972,752		$106,036,319	$168,318,797	$7,007,320	$226,845,430	$453,139,202	$26,019,232	$1,389,824
1,265,408	167,934		12,864,868	6,263,372	548,819	9,958,143	41,953,049	2,307,257	105,059

$11.42	$5.79		$8.24	$26.87	$12.77	$22.78	$10.80	$11.28	$13.23

			$2,136,123			$8,111,801	$13,199,125
			256,400			353,051	1,193,907

			$8.33			$22.98	$11.06

$13,955,412	$20,826,079	$140,560,982	$156,827,213	$139,709,063	$58,843,503	$232,715,604	$362,228,357	$22,120,647	$16,411,701
$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
$–	$1,430,794	$–	$–	$–	$2,364,863	$–	$–	$187,288	$1,072,295

See accompanying Notes to Financial Statements.

33

Madison Funds | April 30, 2019

Statements of Operations for the Year Ended April 30, 2019 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund

Investment Income:
Interest	$20,307	$37,962	$19,433	$178,723	$313,317	$361,140	$1,065,179	$2,705,022
Dividends
Unaffiliated issuers	452,759	890,700	380,628	–	–	–	–	–
Affiliated issuers[1]	315,644	505,003	207,474	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	–	–	–
Income from securities lending	17,963	40,490	15,632	–	–	–	406	611

Total investment income	806,673	1,474,155	623,167	178,723	313,317	361,140	1,065,585	2,705,633
Expenses:[2]
Advisory agreement fees	67,196	133,064	60,821	30,174	52,698	46,889	133,765	403,437
Administrative Services agreement fees	83,994	166,330	76,027	11,315	36,889	41,028	84,718	119,966
Distribution fees - Class B	21,669	60,520	26,888	594	–	–	–	5,262
Distribution fees - Class C	74,812	34,638	8,036	–	–	–	–	–
Shareholder service fees - Class A	51,801	134,509	64,320	–	–	–	–	36,270
Shareholder service fees - Class B	7,223	20,164	8,923	–	–	–	–	1,753
Shareholder service fees - Class C	24,937	11,546	2,679	–	–	–	–	–
Other expenses	–	–	–	–	–	–	362	–

Total expenses before reimbursement/waiver	331,632	560,771	247,694	42,083	89,587	87,917	218,845	566,688
Less reimbursement/waiver[3]	–	–	–	–	–	–	–	–

Total expenses net of reimbursement	331,632	560,771	247,694	42,083	89,587	87,917	218,845	566,688
Net Investment Income (Loss)	475,041	913,384	375,473	136,640	223,730	273,223	846,740	2,138,945
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	–	–	–	–	–	(11,964)
Options written	–	–	–	–	–	–	–	–
Unaffiliated issuers	(232,178)	(1,064,271)	(47,295)	–	(7,990)	36,437	(37,032)	(513,777)
Affiliated issuers[1]	112,053	271,523	95,953	–	–	–	–	–
Capital gain distributions received from underlying funds
Affiliated issuers[1]	1,178,838	4,138,235	2,230,804	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options purchased	–	–	–	–	–	–	–	3,834
Options written	–	–	–	–	–	–	–	(4,291)
Unaffiliated issuers	1,664,585	4,404,691	2,028,784	–	746,129	816,715	2,175,690	6,506,129
Affiliated issuers[1]	769,520	750,365	156,446	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	3,492,818	8,500,543	4,464,692	–	738,139	853,152	2,138,658	5,979,931

Net Increase in Net Assets from Operations	$3,967,859	$9,413,927	$4,840,165	$136,640	$961,869	$1,126,375	$2,985,398	$8,118,876

[1] See Note 12 for information on affiliated issuers.
[2] See Note 3 for information on expenses.
[3] See Note 3 for more information on these waivers.

See accompanying Notes to Financial Statements.

34

Madison Funds | April 30, 2019

Statements of Operations for the Year Ended April 30, 2019 (unaudited)

Corporate Bond Fund	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$322,922	$592,802	$901,854	$241,798	$56,064	$22,182	$152,066	$399,602	$18,363	$8,060

–	–	1,576,213	1,365,043	1,964,968	816,628	2,303,973	1,620,762	350,507	277,624
–	–	–	–	–	–	–	–	–	–
–	–	(25,244)	(5,297)	(34,590)	(966)	(70,276)	(26,086)	(1,727)	(32,677)
–	5,759	810	390	–	15,657	927	70,158	5,733	1,505

322,922	598,561	2,453,633	1,601,934	1,986,442	853,501	2,386,690	2,064,436	372,876	254,512

33,650	53,186	521,185	558,781	506,425	197,682	1,074,481	1,702,398	186,925	101,147
21,032	19,340	160,365	97,169	236,332	129,392	280,166	561,721	46,731	28,899
–	4,059	38,878	–	–	8,469	–	6,704	1,168	2,895
–	–	55,131	34,394	–	–	–	–	–	–
–	21,554	168,739	19,090	–	74,641	96,607	74,223	4,224	21,239
–	1,353	12,887	–	–	2,813	–	2,222	389	965
–	–	17,972	11,465	–	–	–	–	–	–
–	–	–	32	–	–	–	–	–	–

54,682	99,492	975,157	720,931	742,757	412,997	1,451,254	2,347,268	239,437	155,145
–	–	–	–	(101,285)	–	–	–	–	–

54,682	99,492	975,157	720,931	641,472	412,997	1,451,254	2,347,268	239,437	155,145
268,240	499,069	1,478,476	881,003	1,344,970	440,504	935,436	(282,832)	133,439	99,367

–	–	–	964,018	–	–	–	–	–	–
–	–	–	2,786,021	–	–	–	–	–	–
(88,473)	(71,558)	2,694,646	(337,231)	1,187,171	(1,803,271)	8,059,775	15,909,904	3,261,392	153,808
–	–	–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–	–	–
–	–	–	(2,238,405)	–	–	–	–	–	–
894,723	457,280	10,199,427	(1,832,408)	13,776,171	3,270,328	28,377,796	46,484,526	(1,780,331)	1,093,229
–	–	–	–	–	–	–	–	–	–
806,250	385,722	12,894,073	(658,005)	14,963,342	1,467,057	36,437,571	62,394,430	1,481,061	1,247,037

$1,074,490	$884,791	$14,372,549	$222,998	$16,308,312	$1,907,561	$37,373,007	$62,111,598	$1,614,500	$1,346,404

See accompanying Notes to Financial Statements.

35

Madison Funds | April 30, 2019

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Government Money Market Fund

	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018

Net Assets at beginning of period	$68,296,655	$74,084,303	$135,277,809	$148,311,927	$61,371,867	$65,553,699	$14,774,271	$15,186,479

Increase (decrease) in net assets from operations:
Net investment income	475,041	1,050,959	913,384	1,800,483	375,473	633,902	136,640	156,093
Net realized gain (loss)	1,058,713	2,250,587	3,345,487	9,136,151	2,279,462	5,050,612	–	(59)
Net change in unrealized appreciation (depreciation)	2,434,105	(4,008,450)	5,155,056	(11,019,140)	2,185,230	(5,616,577)	–	–

Net increase (decrease) in net assets from operations	3,967,859	(706,904)	9,413,927	(82,506)	4,840,165	67,937	136,640	156,034

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(1,570,787)	(2,072,248)	(8,683,332)	(5,760,085)	(4,781,352)	(3,027,746)	(135,797)	(155,442)
Class B	(167,921)	(294,430)	(1,253,990)	(962,358)	(664,087)	(515,211)	(843)	(651)
Class C	(575,347)	(805,348)	(697,159)	(410,130)	(193,786)	(115,397)

Total distributions	(2,314,055)	(3,172,026)	(10,634,481)	(7,132,573)	(5,639,225)	(3,658,354)	(136,640)	(156,093)

Capital Stock transactions:
Class A Shares
Shares sold	2,553,894	4,870,811	4,486,973	9,643,570	2,703,591	4,766,404	3,953,636	6,099,988
Issued to shareholders in reinvestment of distributions	1,569,805	2,068,690	8,677,765	5,754,011	4,779,615	3,025,407	133,892	152,770
Shares redeemed	(5,160,720)	(7,307,159)	(8,145,978)	(16,812,923)	(2,769,357)	(6,375,461)	(3,476,809)	(6,618,795)

Net increase (decrease) from capital stock transactions	(1,037,021)	(367,658)	5,018,760	(1,415,342)	4,713,849	1,416,350	610,719	(366,037)

Class B Shares
Shares sold	44,911	11,815	45,347	266,037	19,367	119,659	100,290	109,456
Issued to shareholders in reinvestment of distributions	167,920	294,407	1,253,056	961,142	664,087	515,206	826	644
Shares redeemed	(739,716)	(1,999,607)	(2,921,872)	(5,833,118)	(1,425,499)	(2,631,247)	(182,453)	(156,212)

Net decrease from capital stock transactions	(526,885)	(1,693,385)	(1,623,469)	(4,605,939)	(742,045)	(1,996,382)	(81,337)	(46,112)

Class C Shares
Shares sold	435,239	1,303,351	180,033	646,390	115,150	192,899
Issued to shareholders in reinvestment of distributions	575,203	805,213	697,076	410,102	170,418	101,349
Shares redeemed	(926,134)	(1,956,239)	(536,076)	(854,250)	(144,426)	(305,631)

Net increase (decrease) from capital stock transactions	84,308	152,325	341,033	202,242	141,142	(11,383)

Total net increase (decrease) from capital stock transactions	(1,479,598)	(1,908,718)	3,736,324	(5,819,039)	4,112,946	(591,415)	529,382	(412,149)

Total increase (decrease) in net assets	174,206	(5,787,648)	2,515,770	(13,034,118)	3,313,886	(4,181,832)	529,382	(412,208)

Net Assets at end of period	$68,470,861	$68,296,655	$137,793,579	$135,277,809	$64,685,753	$61,371,867	$15,303,653	$14,774,271

Capital Share transactions:
Class A Shares
Shares sold	248,750	452,611	402,797	807,717	238,020	381,627	3,953,636	6,099,988
Issued to shareholders in reinvestment of distributions	157,423	192,809	841,684	485,161	462,245	245,370	133,892	152,770
Shares redeemed	(501,326)	(680,413)	(733,962)	(1,409,778)	(244,347)	(512,647)	(3,476,809)	(6,618,795)

Net increase (decrease) in shares outstanding	(95,153)	(34,993)	510,519	(116,900)	455,918	114,350	610,719	(366,037)

Class B Shares
Shares sold	4,334	1,106	4,281	22,281	1,722	9,628	100,290	109,456
Issued to shareholders in reinvestment of distributions	16,640	27,166	122,369	81,522	66,013	42,791	826	644
Shares redeemed	(70,284)	(185,211)	(265,399)	(493,201)	(128,499)	(216,884)	(182,453)	(156,212)

Net decrease in shares outstanding	(49,310)	(156,939)	(138,749)	(389,398)	(60,764)	(164,465)	(81,337)	(46,112)

Class C Shares
Shares sold	41,461	120,563	16,389	54,349	10,660	15,805
Issued to shareholders in reinvestment of distributions	56,938	74,267	68,007	34,754	16,923	8,411
Shares redeemed	(88,584)	(181,309)	(48,488)	(72,046)	(13,560)	(25,159)

Net increase (decrease) in shares outstanding	9,815	13,521	35,908	17,057	14,023	(943)

See accompanying Notes to Financial Statements.

36

Madison Funds | April 30, 2019

Statements of Changes in Net Assets

	Tax-Free Virginia Fund		Tax-Free National Fund		High Quality Bond Fund		Core Bond Fund

	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018

Net Assets at beginning of period	$20,868,463	$21,866,239	$23,324,867	$25,293,667	$89,253,004	$100,536,237	$170,866,494	$207,713,774

Increase (decrease) in net assets from operations:
Net investment income	223,730	449,410	273,223	540,900	846,740	1,567,545	2,138,945	4,584,350
Net realized gain (loss)	(7,990)	1,032	36,437	127,563	(37,032)	(210,317)	(525,741)	(111,964)
Net change in unrealized appreciation (depreciation)	746,129	(778,928)	816,715	(1,036,885)	2,175,690	(2,375,312)	6,505,672	(8,828,642)

Net increase (decrease) in net assets from operations	961,869	(328,486)	1,126,375	(368,422)	2,985,398	(1,018,084)	8,118,876	(4,356,256)

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A							(374,686)	(760,432)
Class B							(12,751)	(28,476)
Class Y	(223,668)	(449,377)	(400,814)	(617,794)	(852,250)	(1,519,170)	(1,818,225)	(4,146,903)
Class R6							(23,109)	(44,252)

Total distributions	(223,668)	(449,377)	(400,814)	(617,794)	(852,250)	(1,519,170)	(2,228,771)	(4,980,063)

Capital Stock transactions:
Class A Shares
Shares sold							555,464	1,637,165
Issued to shareholders in reinvestment of distributions							372,296	755,268
Shares redeemed							(2,510,329)	(4,972,897)

Net decrease from capital stock transactions							(1,582,569)	(2,580,464)

Class B Shares
Shares sold							–	5,263
Issued to shareholders in reinvestment of distributions							12,751	28,472
Shares redeemed							(179,586)	(484,911)

Net decrease from capital stock transactions							(166,835)	(451,176)

Class Y Shares
Shares sold	383,214	288,490	169,696	405,496	12,580,883	16,172,950	257,539	2,790,954
Issued to shareholders in reinvestment of distributions	217,583	437,013	356,776	545,794	793,497	1,414,930	434,551	938,795
Shares redeemed	(354,676)	(945,416)	(707,257)	(1,933,874)	(15,337,082)	(26,333,859)	(17,202,189)	(28,096,547)

Net increase (decrease) from capital stock transactions	246,121	(219,913)	(180,785)	(982,584)	(1,962,702)	(8,745,979)	(16,510,099)	(24,366,798)

Class R6 Shares
Shares sold							190,501	224,358
Issued to shareholders in reinvestment of distributions							23,109	44,251
Shares redeemed							(149,458)	(381,132)

Net increase (decrease) from capital stock transactions							64,152	(112,523)

Total net increase (decrease) from capital stock transactions	246,121	(219,913)	(180,785)	(982,584)	(1,962,702)	(8,745,979)	(18,195,351)	(27,510,961)

Total increase (decrease) in net assets	984,322	(997,776)	544,776	(1,968,800)	170,446	(11,283,233)	(12,305,246)	(36,847,280)

Net Assets at end of period	$21,852,785	$20,868,463	$23,869,643	$23,324,867	$89,423,450	$89,253,004	$158,561,248	$170,866,494

Capital Share transactions:
Class A Shares
Shares sold							57,221	166,942
Issued to shareholders in reinvestment of distributions							38,187	77,327
Shares redeemed							(257,892)	(508,290)

Net decrease in shares outstanding							(162,484)	(264,021)

Class B Shares
Shares sold							–	525
Issued to shareholders in reinvestment of distributions							1,308	2,912
Shares redeemed							(18,451)	(49,651)

Net decrease in shares outstanding							(17,143)	(46,214)

Class Y Shares
Shares sold	33,504	25,439	15,931	38,207	1,168,105	1,502,579	26,548	281,817
Issued to shareholders in reinvestment of distributions	19,149	38,806	33,656	51,536	73,470	131,943	44,717	96,408
Shares redeemed	(31,485)	(83,715)	(66,666)	(181,793)	(1,420,900)	(2,451,841)	(1,782,819)	(2,883,404)

Net increase (decrease) in shares outstanding	21,168	(19,470)	(17,079)	(92,050)	(179,325)	(817,319)	(1,711,554)	(2,505,179)

Class R6 Shares
Shares sold							19,535	22,790
Issued to shareholders in reinvestment of distributions							2,360	4,519
Shares redeemed							(15,406)	(38,784)

Net increase (decrease) in shares outstanding							6,489	(11,475)

See accompanying Notes to Financial Statements.

37

Madison Funds | April 30, 2019

Statements of Changes in Net Assets

	Corporate Bond Fund		High Income Fund		Diversified Income Fund		Covered Call & Equity Income Fund

	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018

Net Assets at beginning of period	$19,667,812	$21,772,545	$19,677,553	$23,600,011	$156,606,322	$165,668,561	$134,637,439	$128,242,884

Increase (decrease) in net assets from operations:
Net investment income	268,240	616,409	499,069	1,082,204	1,478,476	2,587,951	881,003	797,206
Net realized gain (loss)	(88,473)	4,347	(71,558)	(246,417)	2,694,646	12,158,875	3,412,808	10,664,208
Net change in unrealized appreciation (depreciation)	894,723	(1,282,370)	457,280	(1,168,687)	10,199,427	(9,050,511)	(4,070,813)	(6,977,793)

Net increase (decrease) in net assets from operations	1,074,490	(661,614)	884,791	(332,900)	14,372,549	5,696,315	222,998	4,483,621

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A			(451,104)	(983,684)	(11,469,525)	(4,474,942)	(903,291)	(1,320,812)
Class B			(23,379)	(54,287)	(873,174)	(303,540)
Class C					(1,215,197)	(380,579)	(556,152)	(909,031)
Class Y	(273,291)	(794,793)	(24,951)	(44,583)			(6,101,391)	(7,782,141)
Class R6							(126,716)	(205,832)

Total distributions	(273,291)	(794,793)	(499,434)	(1,082,554)	(13,557,896)	(5,159,061)	(7,687,550)	(10,217,816)

Capital Stock transactions:
Class A Shares
Shares sold			267,887	812,573	13,334,676	8,912,343	609,281	2,321,061
Issued to shareholders in reinvestment of distributions			439,038	954,222	11,414,062	4,430,935	861,100	1,257,313
Shares redeemed			(1,243,515)	(4,022,376)	(8,133,965)	(20,533,996)	(1,654,892)	(3,656,688)

Net increase (decrease) from capital stock transactions			(536,590)	(2,255,581)	16,614,773	(7,190,718)	(184,511)	(78,314)

Class B Shares
Shares sold			–	–	101,260	83,167
Issued to shareholders in reinvestment of distributions			21,595	48,450	873,174	303,538
Shares redeemed			(97,576)	(331,882)	(1,202,707)	(2,293,806)

Net decrease from capital stock transactions			(75,981)	(283,432)	(228,273)	(1,907,101)

Class C Shares
Shares sold					489,288	1,014,521	503,087	1,925,097
Issued to shareholders in reinvestment of distributions					1,215,197	380,579	490,028	776,536
Shares redeemed					(699,546)	(1,896,774)	(763,466)	(5,874,256)

Net increase (decrease) from capital stock transactions					1,004,939	(501,674)	229,649	(3,172,623)

Class Y Shares
Shares sold	112,645	353,932	195,209	2,324,220			35,929,440	66,196,879
Issued to shareholders in reinvestment of distributions	21,161	50,657	24,951	44,583			6,022,937	7,680,318
Shares redeemed	(6,157,345)	(1,052,915)	(53,270)	(2,336,794)			(36,624,651)	(58,441,647)

Net increase (decrease) from capital stock transactions	(6,023,539)	(648,326)	166,890	32,009			5,327,726	15,435,550

Class R6 Shares
Shares sold							35,270	252,652
Issued to shareholders in reinvestment of distributions							126,716	205,832
Shares redeemed							(294,868)	(514,347)

Net decrease from capital stock transactions							(132,882)	(55,863)

Total net increase (decrease) from capital stock transactions	(6,023,539)	(648,326)	(445,681)	(2,507,004)	17,391,439	(9,599,493)	5,239,982	12,128,750

Total increase (decrease) in net assets	(5,222,340)	(2,104,733)	(60,324)	(3,922,458)	18,206,092	(9,062,239)	(2,224,570)	6,394,555

Net Assets at end of period	$14,445,472	$19,667,812	$19,617,229	$19,677,553	$174,812,414	$156,606,322	$132,412,869	$134,637,439

Capital Share transactions:
Class A Shares
Shares sold			46,432	134,574	882,581	555,056	73,985	257,892
Issued to shareholders in reinvestment of distributions			75,900	159,514	800,105	275,662	113,367	142,018
Shares redeemed			(214,270)	(669,845)	(527,888)	(1,275,062)	(205,219)	(408,431)

Net increase (decrease) in shares outstanding			(91,938)	(375,757)	1,154,798	(444,344)	(17,867)	(8,521)

Class B Shares
Shares sold			–	–	6,345	5,011
Issued to shareholders in reinvestment of distributions			3,627	7,864	61,000	18,748
Shares redeemed			(16,466)	(53,593)	(77,917)	(142,278)

Net decrease in shares outstanding			(12,839)	(45,729)	(10,572)	(118,519)

Class C Shares
Shares sold					31,159	63,061	65,959	226,968
Issued to shareholders in reinvestment of distributions					84,942	23,524	68,603	92,276
Shares redeemed					(45,395)	(117,580)	(100,637)	(691,135)

Net increase (decrease) in shares outstanding					70,706	(30,995)	33,925	(371,891)

Class Y Shares
Shares sold	9,891	30,560	34,595	396,528			4,322,108	7,242,647
Issued to shareholders in reinvestment of distributions	1,896	4,493	4,399	7,598			773,443	847,955
Shares redeemed	(555,283)	(94,818)	(9,316)	(396,862)			(4,436,220)	(6,441,910)

Net increase (decrease) in shares outstanding	(543,496)	(59,765)	29,678	7,264			659,331	1,648,692

Class R6 Shares
Shares sold							4,245	27,308
Issued to shareholders in reinvestment of distributions							16,107	22,558
Shares redeemed							(34,820)	(56,319)

Net decrease in shares outstanding							(14,468)	(6,453)

See accompanying Notes to Financial Statements.

38

Madison Funds | April 30, 2019

Statements of Changes in Net Assets

	Dividend Income Fund		Large Cap Value Fund		Investors Fund		Mid Cap Fund

	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2018

Net Assets at beginning of period	$111,456,654	$107,411,281	$84,779,821	$91,027,054	$293,903,580	$307,152,504	$426,011,773	$344,426,344

Increase (decrease) in net assets from operations:
Net investment income (loss)	1,344,970	1,968,552	440,504	795,943	935,436	1,236,022	(282,832)	(584,505)
Net realized gain (loss)	1,187,171	11,357,800	(1,803,271)	7,671,685	8,059,775	41,088,332	15,909,904	30,302,539
Net change in unrealized appreciation (depreciation)	13,776,171	(5,765,260)	3,270,328	(7,096,462)	28,377,796	(16,758,589)	46,484,526	(4,917,263)

Net increase in net assets from operations	16,308,312	7,561,092	1,907,561	1,371,166	37,373,007	25,565,765	62,111,598	24,800,771

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A			(6,982,002)	(7,041,494)	(11,433,615)	(4,273,399)	(4,080,438)	(2,205,515)
Class B			(264,799)	(317,803)			(159,037)	(110,824)
Class Y	(12,535,081)	(4,430,522)	(1,215,273)	(2,026,373)	(30,207,013)	(12,731,568)	(24,096,902)	(9,665,189)
Class R6					(1,012,359)	(408,963)	(759,093)	(412,317)

Total distributions	(12,535,081)	(4,430,522)	(8,462,074)	(9,385,670)	(42,652,987)	(17,413,930)	(29,095,470)	(12,393,845)

Capital Stock transactions:
Class A Shares
Shares sold			1,033,382	2,200,371	1,612,436	2,595,018	1,752,730	3,138,196
Issued to shareholders in reinvestment of distributions			6,966,804	7,023,455	11,419,345	4,267,912	4,068,034	2,197,702
Shares redeemed			(3,880,554)	(8,670,002)	(4,735,549)	(8,894,301)	(3,712,898)	(7,512,316)

Net increase (decrease) from capital stock transactions			4,119,632	553,824	8,296,232	(2,031,371)	2,107,866	(2,176,418)

Class B Shares
Shares sold			13,055	14,538			82,247	–
Issued to shareholders in reinvestment of distributions			264,799	317,803			159,036	110,823
Shares redeemed			(425,928)	(843,230)			(403,677)	(843,939)

Net decrease from capital stock transactions			(148,074)	(510,889)			(162,394)	(733,116)

Class Y Shares
Shares sold	49,877,917	19,309,096	537,358	8,489,943	25,589,104	17,138,404	102,784,470	123,566,228
Issued to shareholders in reinvestment of distributions	12,331,125	4,378,116	1,206,859	2,023,931	29,670,931	12,573,624	17,448,020	8,380,187
Shares redeemed	(9,120,130)	(22,772,409)	(12,418,654)	(8,789,538)	(33,524,010)	(48,921,087)	(47,166,811)	(60,447,381)

Net increase (decrease) from capital stock transactions	53,088,912	914,803	(10,674,437)	1,724,336	21,736,025	(19,209,059)	73,065,679	71,499,034

Class R6 Shares
Shares sold					664,891	1,065,585	353,320	1,655,582
Issued to shareholders in reinvestment of distributions					1,012,359	408,963	759,093	412,318
Shares redeemed					(424,870)	(1,634,877)	(1,656,808)	(1,478,897)

Net increase (decrease) from capital stock transactions					1,252,380	(160,329)	(544,395)	589,003

Total net increase (decrease) from capital stock transactions	53,088,912	914,803	(6,702,879)	1,767,271	31,284,637	(21,400,759)	74,466,756	69,178,503

Total increase (decrease) in net assets	56,862,143	4,045,373	(13,257,392)	(6,247,233)	26,004,657	(13,248,924)	107,482,884	81,585,429

Net Assets at end of period	$168,318,797	$111,456,654	$71,522,429	$84,779,821	$319,908,237	$293,903,580	$533,494,657	$426,011,773

Capital Share transactions:
Class A Shares
Shares sold			82,037	146,743	75,061	112,069	186,928	321,323
Issued to shareholders in reinvestment of distributions			634,499	477,461	606,766	186,209	483,714	231,825
Shares redeemed			(305,537)	(572,832)	(217,899)	(379,434)	(391,789)	(771,122)

Net increase (decrease) in shares outstanding			410,999	51,372	463,928	(81,156)	278,853	(217,974)

Class B Shares
Shares sold			1,065	973			10,104	–
Issued to shareholders in reinvestment of distributions			24,771	22,116			23,596	14,208
Shares redeemed			(34,935)	(57,832)			(53,649)	(105,071)

Net decrease in shares outstanding			(9,099)	(34,743)			(19,949)	(90,863)

Class Y Shares
Shares sold	1,955,501	714,335	45,777	565,661	1,190,491	728,550	10,428,838	11,740,600
Issued to shareholders in reinvestment of distributions	536,263	164,119	110,115	137,776	1,574,890	548,109	1,973,758	846,483
Shares redeemed	(354,723)	(855,354)	(957,267)	(588,744)	(1,543,616)	(2,087,227)	(4,839,441)	(5,959,973)

Net increase (decrease) in shares outstanding	2,137,041	23,100	(801,375)	114,693	1,221,765	(810,568)	7,563,155	6,627,110

Class R6 Shares
Shares sold					30,359	45,196	34,759	157,299
Issued to shareholders in reinvestment of distributions					53,310	17,742	83,970	40,864
Shares redeemed					(18,057)	(69,857)	(158,972)	(142,730)

Net increase (decrease) in shares outstanding					65,612	(6,919)	(40,243)	55,433

See accompanying Notes to Financial Statements.

39

Madison Funds | April 30, 2019

Statements of Changes in Net Assets

	Small Cap Fund		International Stock Fund

	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2017	Six-Months Ended April 30, 2019 (unaudited)	Year Ended October 31, 2017

Net Assets at beginning of period	$42,716,094	$94,942,927	$19,953,347	$31,812,695

Increase (decrease) in net assets from operations:
Net investment income	133,439	429,691	99,367	291,263
Net realized gain	3,261,392	9,962,963	153,808	3,357,235
Net change in unrealized appreciation (depreciation)	(1,780,331)	(8,401,316)	1,093,229	(4,918,893)

Net increase (decrease) in net assets from operations	1,614,500	1,991,338	1,346,404	(1,270,395)

Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(928,866)	(297,966)	(760,294)	(175,256)
Class B	(89,089)	(29,567)	(29,904)	(2,510)
Class Y	(9,699,373)	(7,072,678)	(62,847)	(84,986)

Total distributions	(10,717,328)	(7,400,211)	(853,045)	(262,752)

Capital Stock transactions:
Class A Shares
Shares sold	201,939	555,738	410,040	1,353,437
Issued to shareholders in reinvestment of distributions	926,543	297,688	757,609	174,704
Shares redeemed	(309,831)	(884,907)	(1,377,440)	(2,896,875)

Net increase (decrease) from capital stock transactions	818,651	(31,481)	(209,791)	(1,368,734)

Class B Shares
Shares sold	7,747	18,920	–	19,752
Issued to shareholders in reinvestment of distributions	89,088	29,566	29,904	2,510
Shares redeemed	(23,500)	(100,127)	(121,509)	(307,313)

Net decrease from capital stock transactions	73,335	(51,641)	(91,605)	(285,051)

Class Y Shares
Shares sold	1,729,691	6,038,784	120,292	350,065
Issued to shareholders in reinvestment of distributions	8,899,804	6,800,968	62,846	84,986
Shares redeemed	(15,282,570)	(59,574,590)	(260,034)	(9,107,467)

Net increase (decrease) from capital stock transactions	(4,653,075)	(46,734,838)	(76,896)	(8,672,416)

Total net increase (decrease) from capital stock transactions	(3,761,089)	(46,817,960)	(378,292)	(10,326,201)

Total decrease in net assets	(12,863,917)	(52,226,833)	115,067	(11,859,348)

Net Assets at end of period	$29,852,177	$42,716,094	$20,068,414	$19,953,347

Capital Share transactions:
Class A Shares
Shares sold	17,877	34,351	32,320	95,071
Issued to shareholders in reinvestment of distributions	96,515	18,467	65,480	12,217
Shares redeemed	(29,065)	(55,030)	(109,776)	(204,624)

Net increase (decrease) in shares outstanding	85,327	(2,212)	(11,976)	(97,336)

Class B Shares
Shares sold	789	1,166	–	1,352
Issued to shareholders in reinvestment of distributions	10,182	1,957	2,644	179
Shares redeemed	(2,245)	(6,504)	(9,869)	(22,289)

Net decrease in shares outstanding	8,726	(3,381)	(7,225)	(20,758)

Class Y Shares
Shares sold	137,191	371,885	9,666	24,643
Issued to shareholders in reinvestment of distributions	924,175	421,113	5,427	5,939
Shares redeemed	(1,300,015)	(3,570,930)	(20,677)	(639,402)

Net increase (decrease) in shares outstanding	(238,649)	(2,777,932)	(5,584)	(608,820)

See accompanying Notes to Financial Statements.

40

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND

	CLASS A							CLASS B

	Six Months Ended 4/30/19		Year Ended October 31,					Six Months Ended 4/30/19		Year Ended October 31,

	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$10.39		$10.97	$10.46	$10.63	$11.15	$10.68	$10.47		$11.05	$10.52	$10.69	$11.19	$10.71
Income from Investment Operations:
Net investment income	0.37		0.19	0.15 [1]	0.14 [1]	0.13 [1]	0.15 [1]	0.31		0.12	0.08 [1]	0.07 [1]	0.06 [1]	0.06 [1]
Net realized and unrealized gain (loss) on investments	0.35		(0.26)	0.69	0.17	–	0.50	0.34		(0.28)	0.69	0.16	(0.01)	0.51

Total from investment operations	0.72		(0.07)	0.84	0.31	0.13	0.65	0.65		(0.16)	0.77	0.23	0.05	0.57
Less Distributions From:
Net investment income	(0.21)		(0.24)	(0.18)	(0.16)	(0.17)	(0.14)	(0.08)		(0.15)	(0.09)	(0.08)	(0.07)	(0.05)
Capital gains	(0.29)		(0.27)	(0.15)	(0.32)	(0.48)	(0.04)	(0.29)		(0.27)	(0.15)	(0.32)	(0.48)	(0.04)

Total distributions	(0.50)		(0.51)	(0.33)	(0.48)	(0.65)	(0.18)	(0.37)		(0.42)	(0.24)	(0.40)	(0.55)	(0.09)
Net increase (decrease) in net asset value	0.22		(0.58)	0.51	(0.17)	(0.52)	0.47	0.28		(0.58)	0.53	(0.17)	(0.50)	0.48
Net Asset Value at end of period	$10.61		$10.39	$10.97	$10.46	$10.63	$11.15	$10.75		$10.47	$11.05	$10.52	$10.69	$11.19
Total Return (%)[2]	6.14	[3]	(0.75)	8.25	3.10	1.17	6.13	5.76	[3]	(1.51)	7.47	2.27	0.44	5.41
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$42,145		$42,247	$45,005	$43,752	$46,039	$44,438	$5,681		$6,049	$8,119	$9,175	$10,064	$11,393
Ratios of expenses to average net assets (%)	0.70	[4]	0.70	0.70	0.71	0.70	0.70	1.45	[4]	1.45	1.45	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	5.22	[4]	1.74	1.46	1.36	1.23	1.35	4.47	[4]	1.04	0.74	0.60	0.59	0.59
Portfolio turnover (%)[5]	39	[3]	63	48	82	83	96	39	[3]	63	48	82	83	96

	CLASS C

	Six Months Ended 4/30/19		Year Ended October 31,

	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$10.48		$11.06	$10.53	$10.69	$11.20	$10.72
Income from Investment Operations:
Net investment income[1]	0.29		0.11	0.08 [1]	0.06 [1]	0.05 [1]	0.06 [1]
Net realized and unrealized gain (loss) on investments	0.36		(0.27)	0.69	0.18	(0.01)	0.51

Total from investment operations	0.65		(0.16)	0.77	0.24	0.04	0.57
Less Distributions From:
Net investment income	(0.08)		(0.15)	(0.09)	(0.08)	(0.07)	(0.05)
Capital gains	(0.29)		(0.27)	(0.15)	(0.32)	(0.48)	(0.04)

Total distributions	(0.37)		(0.42)	(0.24)	(0.40)	(0.55)	(0.09)
Net increase (decrease) in net asset value	0.28		(0.58)	0.53	(0.16)	(0.51)	0.48
Net Asset Value at end of period	$10.76		$10.48	$11.06	$10.53	$10.69	$11.20
Total Return (%)[2]	5.75	[3]	(1.51)	7.46	2.37	0.34	5.41
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,645		$20,001	$20,960	$20,225	$19,694	$18,948
Ratios of expenses to average net assets (%)	1.45	[4]	1.45	1.45	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	4.44	[4]	0.99	0.71	0.54	0.49	0.57
Portfolio turnover (%)[5]	39	[3]	63	48	82	83	96

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

41

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	MODERATE ALLOCATION FUND

	CLASS A							CLASS B

	Six Months Ended 4/30/19		Year Ended October 31,					Six Months Ended 4/30/19		Year Ended October 31,

	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$11.59		$12.20	$11.18	$11.62	$12.27	$11.50	$11.46		$12.06	$11.05	$11.52	$12.19	$11.43
Income from Investment Operations:
Net investment income	0.43		0.17	0.14 [1]	0.13 [1]	0.13 [1]	0.12 [1]	0.42		0.10	0.07 [1]	0.06 [1]	0.05 [1]	0.04 [1]
Net realized and unrealized gain (loss) on investments	0.32		(0.17)	1.35	0.18	0.04	0.80	0.28		(0.18)	1.33	0.16	0.04	0.78

Total from investment operations	0.75		0.00	1.49	0.31	0.17	0.92	0.70		(0.08)	1.40	0.22	0.09	0.82
Less Distributions From:
Net investment income	(0.17)		(0.17)	(0.15)	(0.12)	(0.17)	(0.15)	(0.10)		(0.08)	(0.07)	(0.06)	(0.11)	(0.06)
Capital gains	(0.77)		(0.44)	(0.32)	(0.63)	(0.65)	–	(0.77)		(0.44)	(0.32)	(0.63)	(0.65)	–

Total distributions	(0.94)		(0.61)	(0.47)	(0.75)	(0.82)	(0.15)	(0.87)		(0.52)	(0.39)	(0.69)	(0.76)	(0.06)
Net increase (decrease) in net asset value	(0.19)		(0.61)	1.02	(0.44)	(0.65)	0.77	(0.17)		(0.60)	1.01	(0.47)	(0.67)	0.76
Net Asset Value at end of period	$11.40		$11.59	$12.20	$11.18	$11.62	$12.27	$11.29		$11.46	$12.06	$11.05	$11.52	$12.19
Total Return (%)[2]	7.30	[3]	(0.12)	13.88	2.95	1.44	8.03	6.86	[3]	(0.82)	13.07	2.15	0.72	7.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$112,519		$108,459	$115,586	$104,276	$107,043	$109,148	$15,663		$17,481	$23,101	$25,440	$29,451	$33,235
Ratios of expenses to average net assets (%)	0.70	[4]	0.70	0.70	0.71	0.70	0.70	1.45	[4]	1.45	1.45	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	7.71	[4]	1.39	1.23	1.13	1.02	1.00	7.17	[4]	0.73	0.56	0.58	0.41	0.27
Portfolio turnover (%)[5]	42	[3]	75	50	97	81	89	42	[3]	75	50	97	81	89

	CLASS C

	Six Months Ended 4/30/19		Year Ended October 31,

	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$11.47		$12.07	$11.06	$11.53	$12.20	$11.44
Income from Investment Operations:
Net investment income	0.39		0.08	0.06 [1]	0.05 [1]	0.02 [1]	0.03 [1]
Net realized and unrealized gain on investments	0.31		(0.16)	1.34	0.17	0.07	0.79

Total from investment operations	0.70		(0.08)	1.40	0.22	0.09	0.82
Less Distributions From:
Net investment income	(0.10)		(0.08)	(0.07)	(0.06)	(0.11)	(0.06)
Capital gains	(0.77)		(0.44)	(0.32)	(0.63)	(0.65)	–

Total distributions	(0.87)		(0.52)	(0.39)	(0.69)	(0.76)	(0.06)
Net increase (decrease) in net asset value	(0.17)		(0.60)	1.01	(0.47)	(0.67)	0.76
Net Asset Value at end of period	$11.30		$11.47	$12.07	$11.06	$11.53	$12.20
Total Return (%)[2]	6.85	[3]	(0.82)	13.06	2.15	0.72	7.17
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,612		$9,338	$9,625	$9,100	$9,506	$8,238
Ratios of expenses to average net assets (%)	1.45	[4]	1.45	1.45	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	6.96	[4]	0.62	0.52	0.47	0.01	0.21
Portfolio turnover (%)[5]	42	[3]	75	50	97	81	89

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

42

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND

	CLASS A							CLASS B

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$12.01		$12.71	$11.12	$11.87	$12.81	$11.72	$11.65		$12.35	$10.83	$11.65	$12.61	$11.59
Income from Investment Operations:
Net investment income	0.47		0.14	0.13 [1]	0.12 [1]	0.11 [1]	0.09 [1]	0.47		0.03	0.02 [1]	0.06 [1]	0.03 [1]	0.00	[1,5]
Net realized and unrealized gain (loss) on investments	0.36		(0.11)	1.88	0.15	0.10	1.04	0.30		(0.10)	1.85	0.12	0.09	1.02

Total from investment operations	0.83		0.03	2.01	0.27	0.21	1.13	0.77		(0.07)	1.87	0.18	0.12	1.02
Less Distributions From:
Net investment income	(0.14)		(0.15)	(0.13)	(0.10)	(0.20)	(0.04)	(0.07)		(0.05)	(0.06)	(0.08)	(0.13)	–
Capital gains	(0.98)		(0.58)	(0.29)	(0.92)	(0.95)	–	(0.98)		(0.58)	(0.29)	(0.92)	(0.95)	–

Total distributions	(1.12)		(0.73)	(0.42)	(1.02)	(1.15)	(0.04)	(1.05)		(0.63)	(0.35)	(1.00)	(1.08)	–
Net increase (decrease) in net asset value	(0.29)		(0.70)	1.59	(0.75)	(0.94)	1.09	(0.28)		(0.70)	1.52	(0.82)	(0.96)	1.02
Net Asset Value at end of period	$11.72		$12.01	$12.71	$11.12	$11.87	$12.81	$11.37		$11.65	$12.35	$10.83	$11.65	$12.61
Total Return (%)[2]	8.17	[3]	0.06	18.66	2.65	1.66	9.67	7.75	[3]	(0.74)	17.83	1.88	0.91	8.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$55,362		$51,274	$52,811	$45,317	$46,834	$45,697	$7,056		$7,938	$10,442	$11,089	$12,383	$13,063
Ratios of expenses to average net assets (%)	0.70	[4]	0.70	0.70	0.71	0.70	0.70	1.45	[4]	1.45	1.45	1.46	1.45	1.45
Ratio of net investment income (loss) to average net assets (%)	8.64	[4]	1.08	1.02	1.04	0.81	0.73	8.20	[4]	0.45	0.35	0.56	0.21	(0.01)
Portfolio turnover (%)[6]	46	[3]	71	45	98	72	78	46	[3]	71	45	98	72	78

	CLASS C

	Six Months		Year Ended October 31,

	Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$11.66		$12.36	$10.84	$11.66	$12.62	$11.60
Income from Investment Operations:
Net investment income[1]	0.45		0.04	0.02 [1]	0.05 [1]	0.02 [1]	(0.01)[1]
Net realized and unrealized gain on investments	0.32		(0.11)	1.85	0.13	0.10	1.03

Total from investment operations	0.77		(0.07)	1.87	0.18	0.12	1.02
Less Distributions From:
Net investment income	(0.07)		(0.05)	(0.06)	(0.08)	(0.13)	–
Capital gains	(0.98)		(0.58)	(0.29)	(0.92)	(0.95)	–

Total distributions	(1.05)		(0.63)	(0.35)	(1.00)	(1.08)	–
Net increase (decrease) in net asset value	(0.28)		(0.70)	1.52	(0.82)	(0.96)	1.02
Net Asset Value at end of period	$11.38		$11.66	$12.36	$10.84	$11.66	$12.62
Total Return (%)[2]	7.74	[3]	(0.74)	17.81	1.87	0.91	8.79
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,267		$2,160	$2,300	$2,411	$2,600	$2,547
Ratios of expenses to average net assets (%)	1.45	[4]	1.45	1.45	1.46	1.45	1.45
Ratio of net investment income (loss) to average net assets (%)	8.07	[4]	0.32	0.45	0.42	0.05	(0.09)
Portfolio turnover (%)[6]	46	[3]	71	45	98	72	78

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Amounts represent less than $0.005 per share.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

43

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	GOVERNMENT MONEY MARKET FUND*

	CLASS A												CLASS B

	Six Months		Year Ended October 31,										Six Months		Year Ended October 31,

	Ended 4/30/19												Ended 4/30/19
	(unaudited)		2018		2017		2016		2015		2014		(unaudited)		2018		2017		2016		2015		2014

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.02		0.01		0.00	[1,2]	0.00	[1,2]	0.00	[1,2]	0.00	[1,2]	0.01		0.00	[2]	0.00	[1,2]	0.00	[1,2]	0.00	[1,2]	0.00	[1,2]

Total from investment operations	0.02		0.01		0.00		0.00		0.00		0.00		0.01		0.00		0.00		0.00		0.00		0.00
Less Distributions From:
Net investment income	(0.02)		(0.01)		–		–		–		–		(0.01)[3]		–		–		–		–		–

Total distributions	(0.02)		(0.01)		–		–		–		–		(0.01)		–		–		–		–		–
Net increase in net asset value	0.00		0.00		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[3]	0.90	[4]	1.08		0.21		0.00		0.00		0.00		0.53	[4]	0.36		0.01		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,216		$14,606		$14,972		$18,295		$19,076		$20,570		$87		$168		$215		$599		$234		$461
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.55	[5]	0.55		0.55		0.56		0.55		0.55		1.30	[5]	1.35		1.30		1.30		1.30		1.30
After reimbursement of expenses by Adviser (%)	0.55	[5,6]	0.55	[6]	0.51	[6]	0.28	[6]	0.07	[6]	0.07	[6]	1.30	[5]	1.26	[6]	0.62	[6]	0.28	[6]	0.08	[6]	0.07	[6]
Ratio of net investment income (loss) to average net assets
After reimbursement and waiver of expenses by Adviser (%)	1.82	[5,6]	1.07	[6]	0.20	[6]	0.00	[6]	0.00	[6]	0.00	[6]	1.07 [5]		0.35	[6]	0.01	[6]	0.00	[6]	0.00	[6]	0.00	[6]

*	Prior to close of business on February 29, 2016, the Fund was known as the Cash Reserves Fund.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio is net of fees waived by the adviser and distributor (See Note 3).

	TAX-FREE VIRGINIA FUND							TAX-FREE NATIONAL FUND

	CLASS Y							CLASS Y

	Six Months		Period Ended October 31,					Six Months		Period Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$11.08		$11.49	$11.67	$11.61	$11.70	$11.54	$10.41		$10.85	$11.10	$11.01	$11.08	$10.73
Income from Investment Operations:
Net investment income	0.24		0.24	0.24 [1]	0.25 [1]	0.28 [1]	0.30 [1]	0.24		0.24	0.25 [1]	0.26 [1]	0.27 [1]	0.29 [1]
Net realized and unrealized gain (loss) on investments	0.39		(0.41)	(0.16)	0.10	(0.01)	0.35	0.39		(0.41)	(0.18)	0.15	0.01	0.40

Total from investment operations	0.63		(0.17)	0.08	0.35	0.27	0.65	0.63		(0.17)	0.07	0.41	0.28	0.69
Less Distributions From:
Net investment income	(0.24)		(0.24)	(0.24)	(0.25)	(0.28)	(0.30)	(0.24)		(0.24)	(0.25)	(0.26)	(0.27)	(0.29)
Capital gains	–		–	(0.02)	(0.04)	(0.08)	(0.19)	(0.06)		(0.03)	(0.07)	(0.06)	(0.08)	(0.05)

Total distributions	(0.24)		(0.24)	(0.26)	(0.29)	(0.36)	(0.49)	(0.30)		(0.27)	(0.32)	(0.32)	(0.35)	(0.34)
Net increase (decrease) in net asset value	0.39		(0.41)	(0.18)	0.06	(0.09)	0.16	0.33		(0.44)	(0.25)	0.09	(0.07)	0.35
Net Asset Value at end of period	$11.47		$11.08	$11.49	$11.67	$11.61	$11.70	$10.74		$10.41	$10.85	$11.10	$11.01	$11.08
Total Return (%)[2]	4.61	[3]	(1.52)	0.68	3.01	2.36	5.82	4.93	[3]	(1.56)	0.72	3.75	2.61	6.52
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,853		$20,868	$21,866	$22,350	$22,659	$23,100	$23,870		$23,325	$25,294	$27,333	$27,744	$28,415
Ratios of expenses to average net assets (%)	0.85	[4]	0.85	0.85	0.86	0.85	0.85	0.75	[4]	0.75	0.75	0.79	0.85	0.85
Ratio of net investment income to average net assets (%)	2.12	[4]	2.09	2.06	2.12	2.45	2.63	2.33	[4]	2.25	2.30	2.27	2.44	2.65
Portfolio turnover (%)[5]	9[3]		26	8	12	12	16	15[3]		31	6	9	15	30

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

44

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH QUALITY BOND FUND

	CLASS Y

	Six Months		Year Ended October 31,

	Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$10.64		$10.93	$11.06	$11.04	$11.04	$11.07
Income from Investment Operations:
Net investment income	0.20		0.18	0.14 [1]	0.12 [1]	0.11 [1]	0.11 [1]
Net realized and unrealized gain (loss) on investments	0.26		(0.30)	(0.12)	0.06	0.01	0.01

Total from investment operations	0.46		(0.12)	0.02	0.18	0.12	0.12
Less Distributions From:
Net investment income	(0.20)		(0.17)	(0.14)	(0.12)	(0.11)	(0.11)
Capital gains	–		–	(0.01)	(0.04)	(0.01)	(0.04)

Total distributions	(0.20)		(0.17)	(0.15)	(0.16)	(0.12)	(0.15)
Net increase (decrease) in net asset value	0.26		(0.29)	(0.13)	0.02	–	(0.03)
Net Asset Value at end of period	$10.90		$10.64	$10.93	$11.06	$11.04	$11.04
Total Return (%)[2]	3.43	[3]	(1.09)	0.25	1.62	1.11	1.12
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$89,423		$89,253	$100,536	$105,807	$102,552	$118,082
Ratios of expenses to average net assets (%)	0.49	[4]	0.49	0.49	0.50	0.49	0.49
Ratio of net investment income to average net assets (%)	1.90	[4]	1.64	1.32	1.10	1.00	1.00
Portfolio turnover (%)[6]	12	[3]	31	26	25	35	20

	CORE BOND FUND

	CLASS A							CLASS B

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.55		$10.03	$10.20	$10.09	$10.25	$10.21	$9.55		$10.03	$10.21	$10.10	$10.25	$10.22
Income from Investment Operations:
Net investment income	0.23		0.21	0.20 [1]	0.20 [1]	0.19 [1]	0.22 [1]	0.17		0.15	0.14 [1]	0.13 [1]	0.11 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	0.36		(0.46)	(0.10)	0.21	(0.05)	0.09	0.36		(0.47)	(0.12)	0.21	(0.04)	0.08

Total from investment operations	0.59		(0.25)	0.10	0.41	0.14	0.31	0.53		(0.32)	0.02	0.34	0.07	0.22
Less Distributions From:
Net investment income	(0.24)		(0.23)	(0.22)	(0.22)	(0.21)	(0.22)	(0.17)		(0.16)	(0.15)	(0.15)	(0.13)	(0.14)
Capital gains	0.00	[5]	0.00 [5]	(0.05)	(0.08)	(0.09)	(0.05)	(0.00)[5]		(0.00)[5]	(0.05)	(0.08)	(0.09)	(0.05)

Total distributions	(0.24)		(0.23)	(0.27)	(0.30)	(0.30)	(0.27)	(0.17)		(0.16)	(0.20)	(0.23)	(0.22)	(0.19)
Net increase (decrease) in net asset value	0.35		(0.48)	(0.17)	0.11	(0.16)	0.04	0.36		(0.48)	(0.18)	0.11	(0.15)	0.03
Net Asset Value at end of period	$9.90		$9.55	$10.03	$10.20	$10.09	$10.25	$9.91		$9.55	$10.03	$10.21	$10.10	$10.25
Total Return (%)[2]	5.00	[3]	(2.45)	1.05	4.21	1.34	3.04	4.71	[3]	(3.18)	0.20	3.43	0.69	2.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,089		$29,605	$33,738	$34,325	$32,823	$33,973	$1,350		$1,466	$2,004	$2,575	$2,929	$3,445
Ratios of expenses to average net assets (%)	0.90	[4]	0.90	0.90	0.91	0.90	0.90	1.65	[4]	1.65	1.65	1.66	1.65	1.65
Ratio of net investment income to average net assets (%)	2.46	[4]	2.20	2.00	2.00	1.85	2.10	1.71	[4]	1.44	1.25	1.25	1.10	1.36
Portfolio turnover (%)[6]	13	[3]	26	27	39	57	41	13	[3]	26	27	39	57	41

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Amounts represent less than $0.005 per share.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

45

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND - continued

	CLASS Y							CLASS R6

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.52		$9.99	$10.17	$10.07	$10.22	$10.19	$9.58		$10.05	$10.21	$10.09	$10.24	$10.20
Income from Investment Operations:
Net investment income	0.26		0.24	0.23 [1]	0.23 [1]	0.21 [1]	0.23 [1]	0.27		0.26	0.24 [1]	0.24 [1]	0.23 [1]	0.20 [1]
Net realized and unrealized gain (loss) on investments	0.36		(0.45)	(0.11)	0.20	(0.04)	0.09	0.36		(0.47)	(0.10)	0.21	(0.06)	0.13

Total from investment operations	0.62		(0.21)	0.12	0.43	0.17	0.32	0.63		(0.21)	0.14	0.45	0.17	0.33
Less Distributions From:
Net investment income	(0.27)		(0.26)	(0.25)	(0.25)	(0.23)	(0.24)	(0.27)		(0.26)	(0.25)	(0.25)	(0.23)	(0.24)
Capital gains	0.00	[6]	0.00 [6]	(0.05)	(0.08)	(0.09)	(0.05)	–		0.00 [6]	(0.05)	(0.08)	(0.09)	(0.05)

Total distributions	(0.27)		(0.26)	(0.30)	(0.33)	(0.32)	(0.29)	(0.27)		(0.26)	(0.30)	(0.33)	(0.32)	(0.29)
Net increase (decrease) in net asset value	0.35		(0.47)	(0.18)	0.10	(0.15)	0.03	0.36		(0.47)	(0.16)	0.12	(0.15)	0.04
Net Asset Value at end of period	$9.87		$9.52	$9.99	$10.17	$10.07	$10.22	$9.94		$9.58	$10.05	$10.21	$10.09	$10.24
Total Return (%)[2]	5.14	[4]	(2.12)	1.22	4.40	1.71	3.23	5.21	[4]	(2.11)	1.41	4.59	1.71	3.32
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$126,388		$138,186	$170,169	$178,046	$186,414	$187,790	$1,734		$1,609	$1,802	$1,876	$1,693	$10
Ratios of expenses to average net assets (%)	0.65	[5]	0.65	0.65	0.66	0.65	0.65	0.52	[5]	0.52	0.52	0.53	0.52	0.54
Ratio of net investment income to average net assets (%)	2.70	[5]	2.44	2.25	2.25	2.10	2.30	2.83	[5]	2.58	2.38	2.38	2.24	1.99
Portfolio turnover (%)	13	[4]	26	27	39	57	41	13	[4]	26	27	39	57	41

	CORPORATE BOND FUND							HIGH INCOME FUND

	CLASS Y							CLASS A

	Six Months		Period Ended October 31,					Six Months		Period Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$10.87		$11.65	$11.69	$11.34	$11.49	$11.27	$5.80		$6.19	$6.03	$5.93	$6.79	$7.15
Income from Investment Operations:
Net investment income	0.35		0.33	0.33 [1]	0.33 [1]	0.29 [1]	0.25 [1]	0.31		0.30	0.29 [1]	0.29 [1]	0.32 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments	0.55		(0.69)	–	0.39	(0.13)	0.22	0.11		(0.39)	0.16	0.10	(0.47)	–

Total from investment operations	0.90		(0.36)	0.33	0.72	0.16	0.47	0.42		(0.09)	0.45	0.39	(0.15)	0.35
Less Distributions From:
Net investment income	(0.35)		(0.33)	(0.33)	(0.33)	(0.29)	(0.25)	(0.31)		(0.30)	(0.29)	(0.29)	(0.32)	(0.36)
Capital gains	0.00	[6]	(0.09)	(0.04)	(0.04)	(0.02)	–	–		–	–	–	(0.39)	(0.35)

Total distributions	(0.35)		(0.42)	(0.37)	(0.37)	(0.31)	(0.25)	(0.31)		(0.30)	(0.29)	(0.29)	(0.71)	(0.71)
Net increase (decrease) in net asset value	0.55		(0.78)	(0.04)	0.35	(0.15)	0.22	0.11		(0.39)	0.16	0.10	(0.86)	(0.36)
Net Asset Value at end of period	$11.42		$10.87	$11.65	$11.69	$11.34	$11.49	$5.91		$5.80	$6.19	$6.03	$5.93	$6.79
Total Return (%)[2]	6.85	[4]	(3.11)	2.97	6.45	1.40	4.21	4.56	[4]	(1.42)	7.61	6.91	(2.29)	5.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,445		$19,668	$21,773	$23,846	$23,545	$27,010	$17,563		$17,755	$21,298	$21,403	$23,155	$28,596
Ratios of expenses to average net assets :	0.65	[5]	0.65	0.65	0.66	0.65	0.65	1.00	[5]	1.00	1.00	1.01	1.00	1.00
Ratio of net investment income to average net assets:	3.20	[5]	2.95	2.88	2.86	2.55	2.22	5.19	[5]	5.00	4.72	4.98	5.12	5.05
Portfolio turnover (%)	9	[4]	21	23	36	37	31	8	[4]	25	53	73	28	52

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

46

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH INCOME FUND - continued

	CLASS B							CLASS Y

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$5.97		$6.37	$6.19	$6.08	$6.95	$7.30	$5.68		$6.09	$5.94	$5.86	$6.73	$7.09
Income from Investment Operations:
Net investment income	0.27		0.29	0.26 [1]	0.26 [1]	0.29 [1]	0.30 [1]	0.28		0.33	0.26 [1]	0.27 [1]	0.01 [1]	1.02 [1]
Net realized and unrealized gain (loss) on investments	0.11		(0.43)	0.16	0.10	(0.50)	–	0.15		(0.41)	0.21	0.13	(0.14)	(0.65)

Total from investment operations	0.38		(0.14)	0.42	0.36	(0.21)	0.30	0.43		(0.08)	0.47	0.40	(0.13)	0.37
Less Distributions From:
Net investment income	(0.26)		(0.26)	(0.24)	(0.25)	(0.27)	(0.30)	(0.32)		(0.33)	(0.32)	(0.32)	(0.35)	(0.38)
Capital gains	–		–	–	–	(0.39)	(0.35)	–		–	–	–	(0.39)	(0.35)

Total distributions	(0.26)		(0.26)	(0.24)	(0.25)	(0.66)	(0.65)	(0.32)		(0.33)	(0.32)	(0.32)	(0.74)	(0.73)
Net increase (decrease) in net asset value	0.12		(0.40)	0.18	0.11	(0.87)	(0.35)	0.11		(0.41)	0.15	0.08	(0.87)	(0.36)
Net Asset Value at end of period	$6.09		$5.97	$6.37	$6.19	$6.08	$6.95	$5.79		$5.68	$6.09	$5.94	$5.86	$6.73
Total Return (%)[2]	4.22	[3]	(2.25)	6.92	6.07	(3.11)	4.47	4.79	[3]	(1.32)	8.06	7.15	(2.00)	5.59
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,082		$1,137	$1,505	$1,651	$1,685	$2,267	$973		$786	$797	$712	$664	$388
Ratios of expenses to average net assets (%)	1.75	[4]	1.75	1.75	1.76	1.75	1.75	0.75	[4]	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	4.44	[4]	4.24	3.97	4.23	4.36	4.30	5.43	[4]	5.24	4.97	5.20	5.39	5.36
Portfolio turnover (%)[5]	8	[3]	25	53	73	28	52	8	[3]	25	53	73	28	52

	DIVERSIFIED INCOME FUND

	CLASS A							CLASS B

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$15.98		$15.93	$14.92	$14.75	$14.79	$13.89	$16.08		$16.04	$15.01	$14.83	$14.88	$13.98
Income from Investment Operations:
Net investment income	0.29		0.28	0.26 [1]	0.25 [1]	0.23 [1]	0.23 [1]	0.17		0.16	0.14 [1]	0.14 [1]	0.13 [1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	1.12		0.30	1.56	0.52	(0.03)	0.90	1.14		0.29	1.58	0.53	(0.04)	0.90

Total from investment operations	1.41		0.58	1.82	0.77	0.20	1.13	1.31		0.45	1.72	0.67	0.09	1.03
Less Distributions From:
Net investment income	(0.29)		(0.29)	(0.27)	(0.26)	(0.24)	(0.23)	(0.17)		(0.17)	(0.15)	(0.15)	(0.14)	(0.13)
Capital gains	(1.24)		(0.24)	(0.54)	(0.34)	–	–	(1.24)		(0.24)	(0.54)	(0.34)	–	–

Total distributions	(1.53)		(0.53)	(0.81)	(0.60)	(0.24)	(0.23)	(1.41)		(0.41)	(0.69)	(0.49)	(0.14)	(0.13)
Net increase (decrease) in net asset value	(0.12)		0.05	1.01	0.17	(0.04)	0.90	(0.10)		0.04	1.03	0.18	(0.05)	0.90
Net Asset Value at end of period	$15.86		$15.98	$15.93	$14.92	$14.75	$14.79	$15.98		$16.08	$16.04	$15.01	$14.83	$14.88
Total Return (%)[2]	9.02	[3]	3.63	12.57	5.38	1.39	8.22	8.69	[3]	2.77	11.79	4.63	0.58	7.37
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$148,537		$131,127	$137,863	$128,208	$121,026	$119,364	$10,594		$10,832	$12,702	$13,293	$13,442	$14,378
Ratios of expenses to average net assets (%)	1.10	[4]	1.10	1.10	1.11	1.10	1.10	1.85	[4]	1.85	1.85	1.86	1.85	1.85
Ratio of net investment income to average net assets (%)	1.96	[4]	1.72	1.65	1.68	1.59	1.61	1.21	[4]	0.97	0.91	0.94	0.84	0.86
Portfolio turnover (%)[5]	19	[3]	27	21	35	25	23	19	[3]	27	21	35	25	23
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

47

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVERSIFIED INCOME FUND - continued

	CLASS C

	Six Months	Year Ended October 31,

	Ended 4/30/19
	(unaudited)	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$16.07	$16.03	$15.01	$14.83	$14.88	$13.97
Income from Investment Operations:
Net investment income	0.16	0.16	0.14 [1]	0.14 [1]	0.13 [1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	1.14	0.29	1.57	0.53	(0.04)	0.91

Total from investment operations	1.30	0.45	1.71	0.67	0.09	1.04
Less Distributions From:
Net investment income	(0.16)	(0.17)	(0.15)	(0.15)	(0.14)	(0.13)
Capital gains	(1.24)	(0.24)	(0.54)	(0.34)	–	–

Total distributions	(1.40)	(0.41)	(0.69)	(0.49)	(0.14)	(0.13)
Net increase (decrease) in net asset value	(0.10)	0.04	1.02	0.18	(0.05)	0.91
Net Asset Value at end of period	$15.97	$16.07	$16.03	$15.01	$14.83	$14.88
Total Return (%)[2]	8.70 [3]	2.77	11.72	4.63	0.64	7.38
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,682	$14,647	$15,103	$13,498	$12,766	$11,545
Ratios of expenses to average net assets (%)	1.84 [4]	1.85	1.85	1.86	1.85	1.85
Ratio of net investment income to average net assets (%)	1.21 [4]	0.97	0.89	0.93	0.84	0.83
Portfolio turnover (%)[5]	19 [3]	27	21	35	25	23

	COVERED CALL & EQUITY INCOME FUND*

	CLASS A						CLASS C

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/19						Ended 4/30/19
	(unaudited)	2018	2017	2016	2015	2014	(unaudited)	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$8.52	$8.88	$8.95	$9.14	$9.92	$9.99	$8.04	$8.47	$8.63	$8.89	$9.74	$9.89
Income from Investment Operations:
Net investment income	0.32	0.06	0.07	0.05	0.06	0.08	0.32	(0.10)	0.02	0.06	0.16	0.08
Net realized and unrealized gain (loss) on investments	(0.05)	0.30	0.46	0.33	(0.06)	0.77	(0.08)	0.38	0.42	0.24	(0.23)	0.69

Total from investment operations	0.27	0.36	0.53	0.38	–	0.85	0.24	0.28	0.44	0.30	(0.07)	0.77
Less Distributions From:
Net investment income	(0.44)	(0.43)	(0.39)	(0.41)	(0.50)	(0.60)	(0.43)	(0.42)	(0.39)	(0.40)	(0.50)	(0.60)
Capital gains	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)	(0.32)	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)	(0.32)

Total distributions	(0.76)	(0.72)	(0.60)	(0.57)	(0.78)	(0.92)	(0.75)	(0.71)	(0.60)	(0.56)	(0.78)	(0.92)
Net increase (decrease) in net asset value	(0.49)	(0.36)	(0.07)	(0.19)	(0.78)	(0.07)	(0.51)	(0.43)	(0.16)	(0.26)	(0.85)	(0.15)
Net Asset Value at end of period	$8.03	$8.52	$8.88	$8.95	$9.14	$9.92	$7.53	$8.04	$8.47	$8.63	$8.89	$9.74
Total Return (%)[2]	0.30 [3]	3.96	5.97	4.29	(0.18)	8.90	(0.14)[3]	3.21	5.09	3.53	(0.83)	8.01
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,958	$16,035	$16,773	$18,252	$16,042	$11,373	$9,283	$9,638	$13,299	$13,519	$9,287	$4,805
Ratios of expenses to average net assets (%)	1.25 [4]	1.25	1.25	1.25	1.25	1.25	2.00 [4]	2.00	2.00	2.00	1.99	2.00
Ratio of net investment income (loss) to average net assets (%)	1.20 [4]	0.47	1.03	0.17	0.13	(0.30)	0.45 [4]	(0.28)	0.28	(0.58)	(0.59)	(1.07)
Portfolio turnover (%)[5]	39 [3]	130	166	135	107	139	39 [3]	130	166	135	107	139

*	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

48

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND* - continued

	CLASS Y						CLASS R6

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/19						Ended 4/30/19
	(unaudited)	2018	2017	2016	2015	2014	(unaudited)	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$8.73	$9.06	$9.11	$9.27	$10.03	$10.08	$8.81	$9.13	$9.16	$9.31	$10.06	$10.09
Income from Investment Operations:
Net investment income[3]	0.36	0.10	0.14	0.08	0.14	0.22	0.33	0.06	0.14	0.07	0.24	0.13
Net realized and unrealized gain on investments	(0.08)	0.29	0.42	0.33	(0.12)	0.67	(0.04)	0.34	0.44	0.35	(0.21)	0.78

Total from investment operations	0.28	0.39	0.56	0.41	0.02	0.89	0.29	0.40	0.58	0.42	0.03	0.91
Less Distributions From:
Net investment income	(0.45)	(0.43)	(0.40)	(0.41)	(0.50)	(0.62)	(0.45)	(0.43)	(0.40)	(0.41)	(0.50)	(0.62)
Capital gains	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)	(0.32)	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)	(0.32)

Total distributions	(0.77)	(0.72)	(0.61)	(0.57)	(0.78)	(0.94)	(0.77)	(0.72)	(0.61)	(0.57)	(0.78)	(0.94)
Net increase (decrease) in net asset value	(0.49)	(0.33)	(0.05)	(0.16)	(0.76)	(0.05)	(0.48)	(0.32)	(0.03)	(0.15)	(0.75)	(0.03)
Net Asset Value at end of period	$8.24	$8.73	$9.06	$9.11	$9.27	$10.03	$8.33	$8.81	$9.13	$9.16	$9.31	$10.06
Total Return (%)[2]	0.35 [3]	4.29	6.15	4.63	0.13	9.08	0.46 [3]	4.37	6.34	4.72	0.23	9.29
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$106,036	$106,576	$95,640	$71,241	$60,916	$43,891	$2,136	$2,388	$2,531	$3,110	$2,826	$152
Ratios of expenses to average net assets (%)	1.00 [4]	1.00	1.00	1.00	1.00	1.00	0.87 [4]	0.87	0.87	0.88	0.87	0.87
Ratio of net investment income (loss) to average net assets (%)	1.44 [4]	0.73	1.26	0.42	0.40	(0.03)	1.57 [4]	0.85	1.26	0.55	0.70	0.10
Portfolio turnover (%)[5]	39 [3]	130	166	135	107	139	39 [3]	130	166	135	107	139

	DIVIDEND INCOME FUND						LARGE CAP VALUE FUND

	CLASS Y						CLASS A

	Six Months	Period Ended October 31,					Six Months	Period Ended October 31,

	Ended 4/30/19						Ended 4/30/19
	(unaudited)	2018	2017	2016	2015	2014	(unaudited)	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$27.01	$26.18	$22.38	$22.28	$23.59	$21.94	$14.14	$15.52	$15.47	$16.33	$19.18	$17.04
Income from Investment Operations:
Net investment income	0.48	0.47	0.44 [1]	0.33 [1]	0.40 [1]	0.38 [1]	0.08	0.13	0.25 [1]	0.16 [1]	0.08 [1]	0.13 [1]
Net realized and unrealized gain (loss)on investments	2.35	1.42	4.34	0.99	0.01	2.29	0.14	0.10	2.05	0.92	(0.10)	2.15

Total from investment operations	2.83	1.89	4.78	1.32	0.41	2.67	0.22	0.23	2.30	1.08	(0.02)	2.28
Less Distributions:
Net investment income	(0.46)	(0.47)	(0.44)	(0.32)	(0.38)	(0.38)	(0.15)	(0.27)	(0.18)	(0.10)	(0.14)	(0.14)
Capital gains	(2.51)	(0.59)	(0.54)	(0.90)	(1.34)	(0.64)	(1.43)	(1.34)	(2.07)	(1.84)	(2.69)	–

Total distributions	(2.97)	(1.06)	(0.98)	(1.22)	(1.72)	(1.02)	(1.58)	(1.61)	(2.25)	(1.94)	(2.83)	(0.14)
Net increase (decrease) in net asset value	(0.14)	0.83	3.80	0.10	(1.31)	1.65	(1.36)	(1.38)	0.05	(0.86)	(2.85)	2.14
Net Asset Value at end of period	$26.87	$27.01	$26.18	$22.38	$22.28	$23.59	$12.78	$14.14	$15.52	$15.47	$16.33	$19.18
Total Return (%)[2]	11.37 [3]	7.35	21.85	6.16	1.76	12.42	3.43 [3]	1.10	16.36	7.16	(0.80)	13.47
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$168,319	$111,457	$107,411	$102,402	$20,925	$21,518	$62,332	$63,143	$68,522	$62,757	$63,566	$70,495
Ratios of expenses to average net assets (%)	0.95 [4]	0.95	0.95	0.95	0.95	0.95	1.16 [4]	1.16	1.16	1.17	1.16	1.16
Ratio of net investment income to average net assets (%)	1.99 [4]	1.75	1.81	1.61	1.75	1.66	1.23 [4]	0.80	1.65	1.02	0.47	0.69
Portfolio turnover (%)[5]	17 [3]	32	19	33	24	29	35 [3]	91	86	74	97	85

*	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

49

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP VALUE FUND - continued

	CLASS B							CLASS Y

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$13.72		$15.10	$15.09	$16.01	$18.84	$16.74	$14.14		$15.53	$15.48	$16.35	$19.20	$17.06
Income from Investment Operations:
Net investment income	0.04		0.05	0.16 [1]	0.06 [1]	(0.05)[1]	0.04 [1]	0.34		0.17	0.37 [1]	0.26 [1]	0.14 [1]	0.19 [1]
Net realized and unrealized gain (loss) on investments	0.14		0.06	1.98	0.88	(0.09)	2.07	(0.10)		0.09	1.97	0.85	(0.11)	2.14

Total from investment operations	0.18		0.11	2.14	0.94	(0.14)	2.11	0.24		0.26	2.34	1.11	0.03	2.33
Less Distributions From:
Net investment income	(0.06)		(0.15)	(0.06)	(0.02)	0.00 [5]	(0.01)	(0.18)		(0.31)	(0.22)	(0.14)	(0.19)	(0.19)
Capital gains	(1.43)		(1.34)	(2.07)	(1.84)	(2.69)	–	(1.43)		(1.34)	(2.07)	(1.84)	(2.69)	–

Total distributions	(1.49)		(1.49)	(2.13)	(1.86)	(2.69)	(0.01)	(1.61)		(1.65)	(2.29)	(1.98)	(2.88)	(0.19)
Net increase (decrease) in net asset value	(1.31)		(1.38)	0.01	(0.92)	(2.83)	2.10	(1.37)		(1.39)	0.05	(0.87)	(2.85)	2.14
Net Asset Value at end of period	$12.41		$13.72	$15.10	$15.09	$16.01	$18.84	$12.77		$14.14	$15.53	$15.48	$16.35	$19.20
Total Return (%)[2]	3.10	[3]	0.29	15.43	6.38	(1.49)	12.61	3.62	[3]	1.30	16.60	7.44	(0.51)	13.74
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,183		$2,539	$3,318	$3,586	$4,096	$4,867	$7,007		$19,098	$19,187	$36,721	$109,546	$128,456
Ratios of expenses to average net assets (%)	1.91	[4]	1.91	1.91	1.92	1.91	1.91	0.91	[4]	0.91	0.91	0.92	0.91	0.91
Ratio of net investment income (loss) to average net assets (%)	0.47	[4]	0.01	0.88	0.27	(0.27)	(0.06)	1.43	[4]	1.03	1.74	1.33	0.73	0.92
Portfolio turnover (%)[6]	35	[3]	91	86	74	97	85	35	[3]	91	86	74	97	85

	INVESTORS FUND

	CLASS A							CLASS Y

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$23.85		$23.22	$19.57	$21.30	$25.01	$22.49	$23.92		$23.29	$19.62	$21.36	$25.07	$22.50
Income from Investment Operations:
Net investment income	0.06		0.05	0.03 [1]	(0.00)[1,5,7]	0.09 [1]	0.03 [1]	0.09		0.11	0.09 [1]	0.06[1,7]	0.16 [1]	0.12 [1]
Net realized and unrealized gain (loss) on investments	2.36		1.87	4.23	1.18	1.06	3.18	2.37		1.87	4.24	1.17	1.05	3.15

Total from investment operations	2.42		1.92	4.26	1.18	1.15	3.21	2.46		1.98	4.33	1.23	1.21	3.27
Less Distributions From:
Net investment income	(0.10)		(0.03)	–	(0.12)	(0.06)	(0.01)	(0.16)		(0.09)	(0.05)	(0.18)	(0.12)	(0.02)
Capital gains	(3.44)		(1.26)	(0.61)	(2.79)	(4.80)	(0.68)	(3.44)		(1.26)	(0.61)	(2.79)	(4.80)	(0.68)

Total distributions	(3.54)		(1.29)	(0.61)	(2.91)	(4.86)	(0.69)	(3.60)		(1.35)	(0.66)	(2.97)	(4.92)	(0.70)
Net increase (decrease) in net asset value	(1.12)		0.63	3.65	(1.73)	(3.71)	2.52	(1.14)		0.63	3.67	(1.74)	(3.71)	2.57
Net Asset Value at end of period	$22.73		$23.85	$23.22	$19.57	$21.30	$25.01	$22.78		$23.92	$23.29	$19.62	$21.36	$25.07
Total Return (%)[2]	13.24	[3]	8.50	22.30	6.46	4.78	14.55	13.41	[3]	8.75	22.62	6.69	5.07	14.84
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$84,951		$78,043	$77,891	$67,479	$2,189	$1,340	$226,845		$208,942	$222,363	$204,962	$109,506	$166,819
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20	[4]	1.20	1.20	1.20	1.31	1.28	0.95	[4]	0.95	0.95	0.98	1.06	1.02
After reimbursement of expenses by Adviser (%)	1.20	[4]	1.20	1.20	1.20	1.19	1.13	0.95	[4]	0.95	0.95	0.95	0.94	0.87
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.47	[4]	0.22	0.14	(0.01)	0.38	0.15	0.72	[4]	0.47	0.39	0.33	0.62	0.43
Portfolio turnover (%)[6]	14	[3]	40	33	27	33	52	14	[3]	40	33	27	33	52

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Amounts represent less than $0.005 per share.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

50

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	INVESTORS FUND - continued							MID CAP FUND

	CLASS R6							CLASS A

	Six Months		Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$24.07		$23.44	$19.74	$21.47	$25.14	$22.51	$9.77	$9.37	$8.34	$8.59	$9.78	$9.48
Income from Investment Operations:
Net investment income	0.10		0.15	0.13 [1]	0.11 [1,7]	0.15 [1]	0.17 [1]	(0.01)	(0.06)	(0.05)[1]	(0.04)[1]	(0.06)[1]	(0.04)[1]
Net realized and unrealized gain on investments	2.41		1.88	4.26	1.17	1.10	3.16	1.18	0.81	1.46	0.29	0.61	1.01

Total from investment operations	2.51		2.03	4.39	1.28	1.25	3.33	1.17	0.75	1.41	0.25	0.55	0.97
Less Distributions From:
Net investment income	(0.16)		(0.14)	(0.08)	(0.22)	(0.12)	(0.02)	–	–	–	–	–	–
Capital gains	(3.44)		(1.26)	(0.61)	(2.79)	(4.80)	(0.68)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.67)

Total distributions	(3.60)		(1.40)	(0.69)	(3.01)	(4.92)	(0.70)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.67)
Net increase (decrease) in net asset value	(1.09)		0.63	3.70	(1.73)	(3.67)	2.63	0.49	0.40	1.03	(0.25)	(1.19)	0.30
Net Asset Value at end of period	$22.98		$24.07	$23.44	$19.74	$21.47	$25.14	$10.26	$9.77	$9.37	$8.34	$8.59	$9.78
Total Return (%)[2]	13.54	[3]	8.90	22.87	6.92	5.25	15.10	13.47 [3]	8.15	17.40	3.12	5.80	10.65
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,112		$6,919	$6,898	$6,198	$6,589	$5,200	$65,377	$59,519	$59,175	$52,482	$54,000	$57,117
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.77	[4]	0.77	0.77	0.77	0.73	0.69	1.40 [4]	1.40	1.40	1.41	1.40	1.40
After reimbursement of expenses by Adviser (%)	0.77	[4]	0.77	0.77	0.77	0.73	0.64	1.40 [4]	1.40	1.40	1.41	1.40	1.40
Ratio of net investment income (loss) to average net assets After reimbursement of expenses by Adviser (%)	0.89	[4]	0.64	0.56	0.57	0.83	0.65	(0.49)[4]	(0.51)	(0.53)	(0.47)	(0.72)	(0.42)
Portfolio turnover (%)[5]	14	[3]	40	33	27	33	52	18 [3]	27	22	27	28	33

	MID CAP FUND

	CLASS B							CLASS Y

	Six Months		Year Ended October 31,					Six Months	Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$7.98		$7.78	$7.04	$7.38	$8.69	$8.55	$10.23	$9.76	$8.64	$8.85	$10.00	$9.66
Income from Investment Operations:
Net investment income (loss)	(0.14)		(0.35)	(0.20)[1]	(0.14)[1]	(0.13)[1]	(0.14)[1]	(0.01)	(0.01)	(0.01)[1]	0.00 [1,6]	(0.04)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	1.04		0.90	1.32	0.30	0.56	0.95	1.26	0.83	1.51	0.29	0.63	1.03

Total from investment operations	0.90		0.55	1.12	0.16	0.43	0.81	1.25	0.82	1.50	0.29	0.59	1.01
Less Distributions From:
Net investment income	–		–	–	–	–	–	0.00 [6]	–	–	–	–	–
Capital gains	(0.68)		(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.67)

Total distributions	(0.68)		(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.67)
Net increase (decrease) in net asset value	0.22		0.20	0.74	(0.34)	(1.31)	0.14	0.57	0.47	1.12	(0.21)	(1.15)	0.34
Net Asset Value at end of period	$8.20		$7.98	$7.78	$7.04	$7.38	$8.69	$10.80	$10.23	$9.76	$8.64	$8.85	$10.00
Total Return (%)[2]	13.08	[3]	7.21	16.46	2.38	5.06	9.89	13.69 [3]	8.55	17.85	3.50	6.13	10.88
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,779		$1,891	$2,550	$2,832	$3,401	$4,235	$453,139	$351,716	$270,989	$242,308	$198,605	$224,181
Ratios of expenses to average net assets (%)	2.15	[4]	2.15	2.15	2.16	2.15	2.15	0.98 [4]	0.98	0.98	1.08	1.15	1.15
Ratio of net investment income (loss) to average net assets (%)	(1.22)[4]		(1.26)	(1.28)	(1.23)	(1.47)	(1.19)	(0.07)[4]	(0.09)	(0.11)	(0.14)	(0.47)	(0.17)
Portfolio turnover (%)[5]	18	[3]	27	22	27	28	33	18[3]	27	22	27	28	33

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.
[7]	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

51

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND - continued							SMALL CAP FUND

	CLASS R6							CLASS A

	Six Months		Period Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$10.44		$9.94	$8.77	$8.95	$10.06	$9.68	$15.23		$16.96	$14.58	$14.98	$15.21	$14.87
Income from Investment Operations:
Net investment income (loss)	0.01		0.01	0.01 [1]	0.02 [1]	(0.05)[1]	0.02 [1]	0.05		0.05	0.11[1]	0.04 [1]	0.02 [1]	0.06 [1]
Net realized and unrealized gain on investments	1.29		0.84	1.54	0.30	0.68	1.03	0.01		(0.49)	2.79	0.11	0.58	0.88

Total from investment operations	1.30		0.85	1.55	0.32	0.63	1.05	0.06		(0.44)	2.90	0.15	0.60	0.94
Less Distributions From:
Net investment income	0.00	[6]	–	–	–	–	–	(0.10)		(0.13)	(0.02)	(0.02)	(0.04)	–
Capital gains	(0.68)		(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	(3.96)		(1.16)	(0.50)	(0.53)	(0.79)	(0.60)

Total distributions	(0.68)		(0.35)	(0.38)	(0.50)	(1.74)	(0.67)	(4.06)		(1.29)	(0.52)	(0.55)	(0.83)	(0.60)
Net increase (decrease) in net asset value	0.62		0.50	1.17	(0.18)	(1.11)	0.38	(4.00)		(1.73)	2.38	(0.40)	(0.23)	0.34
Net Asset Value at end of period	$11.06		$10.44	$9.94	$8.77	$8.95	$10.06	$11.23		$15.23	$16.96	$14.58	$14.98	$15.21
Total Return (%)[2]	13.91	[3]	8.71	18.17	3.81	6.55	11.29	4.89	[3]	(3.00)	19.94	1.00	3.90	6.45
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,199		$12,886	$11,713	$8,792	$9,874	$5,118	$3,511		$3,460	$3,890	$3,168	$3,435	$3,639
Ratios of expenses to average net assets (%)	0.77	[4]	0.77	0.77	0.78	0.77	0.77	1.50	[4]	1.50	1.50	1.51	1.50	1.50
Ratio of net investment income (loss) to average net assets (%)	0.15	[4]	0.12	0.10	0.16	(0.09)	0.20	0.46	[4]	0.33	0.68	0.24	0.09	0.35
Portfolio turnover (%)[5]	18	[3]	27	22	27	28	33	12	[3]	16	20	19	19	29

	SMALL CAP FUND

	CLASS B							CLASS Y

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$14.19		$15.87	$13.75	$14.25	$14.58	$14.38	$15.29		$17.02	$14.63	$15.03	$15.26	$14.88
Income from Investment Operations:
Net investment income (loss)	0.16		(0.14)	(0.05)[1]	(0.10)[1]	(0.14)[1]	(0.05)[1]	0.06		0.15	0.18 [1]	0.07 [1]	0.04 [1]	0.07 [1]
Net realized and unrealized gain on investments	(0.18)		(0.37)	2.67	0.13	0.60	0.85	0.02		(0.54)	2.78	0.10	0.60	0.91

Total from investment operations	(0.02)		(0.51)	2.62	0.03	0.46	0.80	0.08		(0.39)	2.96	0.17	0.64	0.98
Less Distributions From:
Net investment income	–		(0.01)	–	–	–	–	(0.13)		(0.18)	(0.07)	(0.04)	(0.08)	(0.00)[6]
Capital gains	(3.96)		(1.16)	(0.50)	(0.53)	(0.79)	(0.60)	(3.96)		(1.16)	(0.50)	(0.53)	(0.79)	(0.60)

Total distributions	(3.96)		(1.17)	(0.50)	(0.53)	(0.79)	(0.60)	(4.09)		(1.34)	(0.57)	(0.57)	(0.87)	(0.60)
Net increase (decrease) in net asset value	(3.98)		(1.68)	2.12	(0.50)	(0.33)	0.20	(4.01)		(1.73)	2.39	(0.40)	(0.23)	0.38
Net Asset Value at end of period	$10.21		$14.19	$15.87	$13.75	$14.25	$14.58	$11.28		$15.29	$17.02	$14.63	$15.03	$15.26
Total Return (%)[2]	4.50	[3]	(3.68)	19.06	0.21	3.10	5.66	5.10	[3]	(2.73)	20.25	1.18	4.16	6.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$322		$324	$416	$392	$437	$522	$26,019		$38,932	$90,637	$91,448	$83,728	$60,279
Ratios of expenses to average net assets (%)	2.25	[4]	2.26	2.25	2.26	2.25	2.25	1.25	[4]	1.25	1.25	1.26	1.25	1.25
Ratio of net investment income (loss) to average net assets (%)	(0.29)[4]		(0.42)	(0.07)	(0.51)	(0.66)	(0.40)	0.75	[4]	0.54	0.95	0.49	0.32	0.59
Portfolio turnover (%)[5]	12	[3]	16	20	19	19	29	12	[3]	16	20	19	19	29

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

52

Madison Funds | April 30, 2019

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND

	CLASS A							CLASS B

	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,

	Ended 4/30/19							Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$12.92		$14.00	$12.03	$12.99	$13.20	$13.16	$12.56		$13.63	$11.73	$12.68	$12.89	$12.87
Income from Investment Operations:
Net investment income	0.07		0.16	0.10 [1]	0.12 [1]	0.12 [1]	0.16 [1]	0.00	[6]	0.03	0.00 [1,6]	0.03 [1]	0.03 [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments	0.78		(1.12)	2.01	(0.97)	(0.02)	(0.02)	0.79		(1.07)	1.97	(0.95)	(0.03)	(0.06)

Total from investment operations	0.85		(0.96)	2.11	(0.85)	0.10	0.14	0.79		(1.04)	1.97	(0.92)	–	0.04
Less Distributions From:
Net investment income	(0.19)		(0.12)	(0.14)	(0.11)	(0.31)	(0.10)	(0.10)		(0.03)	(0.07)	(0.03)	(0.21)	(0.02)
Capital gains	(0.37)		–	–	–	–	–	(0.37)		–	–	–	–	–

Total distributions	(0.56)		(0.12)	(0.14)	(0.11)	(0.31)	(0.10)	(0.47)		(0.03)	(0.07)	(0.03)	(0.21)	(0.02)
Net increase (decrease) in net asset value	0.29		(1.08)	1.97	(0.96)	(0.21)	0.04	0.32		(1.07)	1.90	(0.95)	(0.21)	0.02
Net Asset Value at end of period	$13.21		$12.92	$14.00	$12.03	$12.99	$13.20	$12.88		$12.56	$13.63	$11.73	$12.68	$12.89
Total Return (%)[2]	7.26	[3]	(6.94)	17.79	(6.60)	0.83	1.09	6.89	[3]	(7.65)	16.89	(7.27)	0.06	0.31
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,911		$17,679	$20,520	$18,573	$21,072	$23,012	$768		$840	$1,195	$1,288	$1,692	$2,061
Ratios of expenses to average net assets (%)	1.60	[4]	1.60	1.60	1.61	1.60	1.60	2.35	[4]	2.35	2.35	2.36	2.35	2.35
Ratio of net investment income to average net assets (%)	1.05	[4]	1.14	0.82	1.00	0.88	1.13	0.26	[4]	0.36	0.05	0.21	0.10	0.29
Portfolio turnover (%)[5]	21	[3]	29	32	34	45	44	21	[3]	29	32	34	45	44

	CLASS Y

	Six Months		Year Ended October 31,

	Ended 4/30/19
	(unaudited)		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$12.96		$14.04	$12.05	$13.00	$13.22	$13.18
Income from Investment Operations:
Net investment income	0.23		2.47	0.34 [1]	0.14 [1]	(0.05)[1]	0.73 [1]
Net realized and unrealized gain (loss) on investments	0.63		(3.40)	1.82	(0.95)	0.17	(0.56)

Total from investment operations	0.86		(0.93)	2.16	(0.81)	0.12	0.17
Less Distributions From:
Net investment income	(0.22)		(0.15)	(0.17)	(0.14)	(0.34)	(0.13)
Capital gains	(0.37)		–	–	–	–	–

Total distributions	(0.59)		(0.15)	(0.17)	(0.14)	(0.34)	(0.13)
Net increase (decrease) in net asset value	0.27		(1.08)	1.99	(0.95)	(0.22)	0.04
Net Asset Value at end of period	$13.23		$12.96	$14.04	$12.05	$13.00	$13.22
Total Return (%)[2]	7.34	[3]	(6.72)	18.18	(6.40)	1.09	1.29
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,390		$1,434	$10,098	$15,398	$15,566	$7,938
Ratios of expenses to average net assets (%)	1.35	[4]	1.35	1.35	1.36	1.35	1.35
Ratio of net investment income to average net assets (%)	1.28	[4]	1.12	1.06	1.21	1.27	1.65
Portfolio turnover (%)[5]	21	[3]	29	32	34	45	44
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

53

Madison Funds | April 30, 2019

Notes to the Financial Statements (unaudited)

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers eighteen funds (individually, a “fund,” collectively, the “funds”).

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the Small Cap Fund and International Stock Fund.

The accompanying financial statements include the Government Money Market, Tax-Free Virginia, Tax-Free National, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Covered Call & Equity Income, Dividend Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock (collectively, the “Core Funds”), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the “Allocation Funds”).

The Government Money Market Fund offers two classes of shares: Class A and B. The High Income, Large Cap Value, Small Cap, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Investors Fund offers three classes of shares: Class A, Y and R6. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Covered Call & Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The Tax-Free Virginia, Tax-Free National, High Quality Bond, Corporate Bond and Dividend Income Funds offer one class of shares: Class Y. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

As of February 1, 2017 Class B shares of the funds may not be purchased or acquired, except by exchange from Class B shares of another Madison Fund, or through dividend and/or capital gains reinvestments. Shareholders with investments in Class B shares of the funds may continue to hold such shares until they convert to Class A shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of

54

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2019

Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Recently Issued Accounting Pronouncements: In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is still evaluating the impacts this ASU will have on the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2019, the funds have chosen to adopt the standard. The adoption of this ASU did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain financial statement disclosure requirements to conform them to Generally Accepted Accounting Principles (“GAAP”) for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The funds’ adoption of these amendments, effective with the financial statements prepared as of April 30, 2019, required modified disclosures reflected herein, but had no effect on the funds’ net assets or results of operations.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of April 30, 2019, none of the funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The fund’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund, except the Government Money Market, Tax-Free Virginia and Tax Free National Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” The Covered Call & Equity Fund and International Stock Fund had net realized losses of $378 and 1,305 related to foreign currency transactions. The Small Cap Fund had net realized gains of $670.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Government Money Market Fund, Tax-Free Virginia and Tax Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2019

directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period ended April 30, 2019, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase except for the Government Money Market Fund which is governed by the Rule 2(a)-7 liquidity guidelines. An illiquid security is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At April 30, 2019, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2019, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended April 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2019, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2019, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund[1]	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/19
Conservative Allocation
Investment Companies	$66,810,363	$–	$–	$66,810,363
Short-Term Investments	1,664,834	–	–	1,664,834
	68,475,197	–	–	68,475,197
Moderate Allocation
Investment Companies	132,952,111	–	–	132,952,111
Short-Term Investments	4,987,861	–	–	4,987,861
	137,939,972	–	–	137,939,972
Aggressive Allocation
Investment Companies	61,240,028	–	–	61,240,028
Short-Term Investments	3,680,191	–	–	3,680,191
	64,920,219	–	–	64,920,219
Government Money Market[2]
U.S. Government and Agency Obligations	–	14,774,992	–	14,774,992
Short-Term Investments	489,890	–	–	489,890
	489,890	14,774,992	–	15,264,882
Tax-Free Virginia
Municipal Bonds	–	21,322,009	–	21,322,009
Tax-Free National
Municipal Bonds	–	23,377,364	–	23,377,364
High Quality Bond
Corporate Notes and Bonds	–	37,122,616	–	37,122,616
U.S. Government and Agency Obligations	–	50,429,111	–	50,429,111
Short-Term Investments	1,810,375	–	–	1,810,375
	1,810,375	87,551,727	–	89,362,102

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2019

Fund[1]	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/19
Core Bond
Asset
Asset Backed Securities	$–	$9,601,545	$–	$9,601,545
Collateralized Mortgage Obligations	–	8,147,139	–	8,147,139
Commercial Mortgage-Backed Securities	–	5,642,139	–	5,642,139
Corporate Notes and Bonds	–	55,658,015	–	55,658,015
Long Term Municipal Bonds	–	4,030,046	–	4,030,046
Mortgage Backed Securities	–	33,775,751	–	33,775,751
U.S. Government and Agency Obligations	–	37,609,793	–	37,609,793
Short-Term Investments	2,712,611	–	–	2,712,611
	2,712,611	154,464,428	–	157,177,039
Corporate Bond
Corporate Notes and Bonds	–	13,960,695	–	13,960,695
Short-Term Investments	298,056	–	–	298,056
	298,056	13,960,695	–	14,258,751
High Income
Corporate Notes and Bonds	–	16,956,453	–	16,956,453
Short-Term Investments	3,873,613	–	–	3,873,613
	3,873,613	16,956,453	–	20,830,066
Diversified Income
Common Stocks	114,700,591	–	–	114,700,591
Asset Backed Securities	–	3,142,519	–	3,142,519
Collateralized Mortgage Obligations	–	2,365,369	–	2,365,369
Commercial Mortgage-Backed Securities	–	1,718,218	–	1,718,218
Corporate Notes and Bonds	–	18,584,819	–	18,584,819
Long Term Municipal Bonds	–	1,860,029	–	1,860,029
Mortgage Backed Securities	–	11,109,439	–	11,109,439
U.S. Government and Agency Obligations	–	15,012,756	–	15,012,756
Short-Term Investments	5,731,343	–	–	5,731,343
	120,431,934	53,793,149	–	174,225,083
Covered Call & Equity Income
Assets:
Common Stocks	100,966,580	–	–	100,966,580
Exchange Traded Funds	5,860,594	–	–	5,860,594
Short-Term Investments	30,670,311	–	–	30,670,311
	137,497,485	–	–	137,497,485
Liabilities:
Call Options Written	(3,939,059)	–	–	(3,939,059)
Dividend Income
Common Stocks	162,658,510	–	–	162,658,510
Short-Term Investments	6,427,198	–	–	6,427,198
	169,085,708	–	–	169,085,708
Large Cap Value
Common Stocks	69,974,279	–	–	69,974,279
Short-Term Investments	1,431,240	–	–	1,431,240
	71,405,519	–	–	71,405,519
Investors
Common Stocks	309,007,490	–	–	309,007,490
Short-Term Investments	19,468,945	–	–	19,468,945
	328,476,435	–	–	328,476,435
Mid Cap
Common Stocks	469,318,183	–	–	469,318,183
Short-Term Investments	53,452,365	–	–	53,452,365
	522,770,548	–	–	522,770,548
Small Cap
Common Stocks	27,414,227	1,282,239	–	28,696,466
Short-Term Investments	1,495,003	–	–	1,495,003
	28,909,230	1,282,239	–	30,191,469
International Stock
Common Stocks
Australia	–	516,081	–	516,081
Belgium	–	541,745	–	541,745
Canada	–	1,101,928	–	1,101,928
China	–	343,135	–	343,135
Denmark	–	308,977	–	308,977
Finland	–	514,840	–	514,840
France	–	2,485,699	–	2,485,699
Germany	–	979,536	–	979,536
Hong Kong	–	101,188	–	101,188
India	208,230	–	–	208,230
Ireland	766,951	–	–	766,951
Israel	–	186,007	–	186,007
Japan	–	2,555,169	–	2,555,169
Netherlands	–	808,153	–	808,153
Norway	–	487,735	–	487,735
Singapore	–	560,920	–	560,920
South Korea	–	184,789	–	184,789
Spain	–	299,713	–	299,713
Sweden	–	692,783	–	692,783
Switzerland	–	1,008,597	–	1,008,597
United Kingdom	680,263	3,408,805	–	4,089,068
Preferred Stocks	–	367,957	–	367,957
Short-Term Investments	1,953,540	–	–	1,953,540
	3,608,984	17,453,757	–	21,062,741

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At April 30, 2019, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations.

The following table presents the types of derivatives in the fund by location and as presented on the Statements of Assets and Liabilities as of April 30, 2019.

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives

Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$ –	Options written	$(3,939,059)

The following table presents the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2019.

Fund	Statement of Operations	Underlying Risk	Realized Gain (Loss) on Derivatives:	Change in Unrealized Appreciation (Depreciation) on Derivatives
Covered Call &	Options Purchased	Equity	$964,018	$–
Equity Income	Options Written		2,786,021	(2,238,405)
Total			$3,750,039	$(2,238,405)

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2019

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2019.

	Options Purchased Contracts(1)	Options Written Contracts(1)
Core Bond	28	38
Covered Call & Equity Income	404	17,406
(1) Number of Contracts

There is no impact on the financial statements of the other funds as they did not hold derivative investments during the period ended April 30, 2019.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of April 30, 2019:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.20%	High Income	0.55%
Moderate Allocation	0.20%	Diversified Income	0.65%
Aggressive Allocation	0.20%	Covered Call & Equity Income	0.85%
Government Money Market	0.40%	Dividend Income	0.75%
Tax-Free Virginia	0.50%	Large Cap Value	0.55%
Tax-Free National	0.40%	Investors	0.75%
High Quality Bond	0.30%	Mid Cap	0.75%
Core Bond	0.50%	Small Cap	1.00%
Corporate Bond	0.40%	International Stock	1.05%

Each of the Government Money Market, Core Bond, High Income, Diversified Income, Large Cap Value, Investors, Mid Cap, Small Cap, and International Stock Funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the funds at April 30, 2019, are Wellington Management Company, LLP for the Small Cap Fund and Lazard Asset Management LLC for the International Stock Fund.

The Investment Adviser may, from time to time, contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of advisory fees on the Government Money Market Fund Class A Shares and Class B Shares until February 27, 2020, for the purpose of maintaining a one day yield of zero. The amount of the daily waiver was equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2019, no advisory fees were waived. A portion of the Dividend Income Fund’s advisory fee, 0.10%, is being waived by the Investment Adviser until February 27, 2020. For the period ended April 30, 2019, the waivers totaled $67,523 for Divided Income and are reflected as fees waived in the accompanying statements of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Administrative Services Agreement. The Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

Fund	Class A	Class B	Class C	Class Y	Class R6
Conservative Allocation	0.25%	0.25%	0.25%	N/A	N/A
Moderate Allocation	0.25%	0.25%	0.25%	N/A	N/A
Aggressive Allocation	0.25%	0.25%	0.25%	N/A	N/A
Government Money Market	0.15%	0.15%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	N/A	0.35%	N/A
Tax-Free National	N/A	N/A	N/A	0.35%	N/A
High Quality Bond	N/A	N/A	N/A	0.19%	N/A
Core Bond	0.15%	0.15%	N/A	0.15%	0.02%
Corporate Bond	N/A	N/A	N/A	0.25%	N/A
High Income	0.20%	0.20%	N/A	0.20%	N/A
Diversified Income	0.20%	0.20%	0.20%	N/A	N/A
Covered Call & Equity Income	0.15%	N/A	0.15%	0.15%	0.02%
Dividend Income	N/A	N/A	N/A	0.35%	N/A
Large Cap Value	0.36%	0.36%	N/A	0.36%	N/A
Investors	0.20%	N/A	N/A	0.20%	0.02%
Mid Cap	0.40%	0.40%	N/A	0.23%	0.02%
Small Cap	0.25%	0.25%	N/A	0.25%	N/A
International Stock	0.30%	0.30%	N/A	0.30%	N/A

The direct expenses of the funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of service agreement fees on the Government Money Market Fund Class A Shares and Class B Shares until at least February 27, 2020. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. A portion of the Dividend Income Funds’ annual service fee, 0.05% is being waived by the Investment Adviser until February 27, 2020. For the period ended April 30, 2019, the waivers totaled $33,762 for Dividend Income Fund and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees.

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These plans permit the funds to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A, B and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A, B and C shares of each of the funds, other than the Government Money Market Fund. Under the terms of these plans, each fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (Class B and C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class B and C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class B and C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class B and C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class B and C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

	Shareholder Servicing Fee			Distribution Fee		Total Shareholder Servicing and Distribution Fees (Rule 12b-1)
Fund	Class A	Class B	Class C	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Moderate Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Aggressive Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2019

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2019.

	Shareholder Servicing Fee			Distribution Fee		Total Shareholder Servicing and Distribution Fees (Rule 12b-1)
Fund	Class A	Class B	Class C	Class B	Class C	Class A	Class B	Class C
Government Money Market	N/A	N/A	N/A	0.75%	N/A	N/A	0.75%	N/A
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Corporate Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Income	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Diversified Income	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Covered Call & Equity Income	0.25%	N/A	0.25%	N/A	0.75%	0.25%	N/A	1.00%
Dividend Income	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Value	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Investors	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Mid Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Small Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
International Stock	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, MFD waived a portion of 12b-1 fees on the Government Money Market fund Class B Shares for the purpose of maintaining a one day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2019, there was no waivers for this fund. MFD does not have the right to recoup these waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deduced from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period November 1, 2018 through April 30, 2019, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$71,434	$6,491	$963	$8,787	$6,491	$963
Moderate Allocation	110,908	19,319	168	12,419	19,319	168
Aggressive Allocation	79,705	12,833	293	9,051	12,833	293
Government Money Market	–	3,068	–	–	3,068	–
Core Bond	10,460	722	–	1,323	722	–
High Income	8,385	478	–	2,576	478	–
Diversified Income	112,398	9,613	663	13,184	9,613	663
Covered Call & Equity Income	30,713	–	605	3,437	–	605
Large Cap Value	26,554	1,359	–	3,171	1,359	–
Investors	60,341	–	–	7,189	–	–
Mid Cap	53,394	4,566	–	6,077	4,566	–
Small Cap	3,980	343	–	412	343	–
International Stock	13,963	1,156	–	1,580	1,156	–

Other Expenses: In addition to the fees described above, the funds are responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, overdrafts and any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Officers and Trustees: Certain officers and trustees of the funds are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Administrative Services Agreement as described above.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Government Money Market Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free Virginia, Tax-Free National, Core Bond, Corporate Bond, High Income and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the period ended April 30, 2019, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$ 25,971,705	$ 28,770,476
Moderate Allocation	–	–	54,425,491	59,901,715
Aggressive Allocation	–	–	27,390,479	28,990,925
Tax-Free Virginia	–	–	2,202,739	1,909,150
Tax-Free National	–	–	3,373,276	3,529,040
High Quality Bond	9,684,293	11,583,521	841,946	1,249,795
Core Bond	8,036,224	10,812,251	12,152,937	26,927,907
Corporate Bond	–	–	1,455,631	7,541,435
High Income	–	–	1,395,937	2,816,997
Diversified Income	8,049,139	4,213,943	25,562,481	25,925,367
Covered Call & Equity Income	–	–	43,280,136	49,436,838
Dividend Income	–	–	62,418,721	21,991,012
Large Cap Value	–	–	25,324,051	38,743,620
Investors	–	–	39,394,105	45,498,378
Mid Cap	–	–	88,748,143	77,627,752
Small Cap	–	–	4,473,756	18,189,235
International Stock	–	–	4,020,799	4,781,803

6. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2019

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 2 for information on derivatives.

7. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or other assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. During the period ended April 30, 2019, the fund did not enter into any futures contracts.

Options on Futures Contracts: The acquisition of put and call options on futures contracts will give the Core Bond Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund’s assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

8. FOREIGN SECURITIES

Each fund, other than the Tax-Free Funds and the Government Money Market Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the funds have reclaims receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

9. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of April 30, 2019, the aggregate fair value of securities on loan for the Madison fund family was $8,262,063. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. Treasuries or Government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Market Value	Cash Collateral	Non-Cash Collateral
Madison Conservative Allocation Fund	$2,250,835	$–	$2,293,973
Madison Moderate Allocation Fund	90,603	92,700	–
Madison Aggressive Allocation Fund	394,829	207,675	195,750
Madison High Quality Bond	470,556	479,843	–
Madison High Income Fund	1,430,794	1,452,788	–
Madison Large Cap Value Fund	2,364,863	193,530	2,235,156
Madison Small Cap Fund	187,288	–	195,388
Madison International Stock Fund	1,072,295	1,118,181	–

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2019

10. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2019. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended 2015-2018.

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2017, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Government Money Market	$ 368	$ –
Tax-Free Virginia	16,251	–
High Quality Bond	70,412	182,477
High Income	443,853	1,130,532
Core Bond	164,781	276,470

At April 30, 2019, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

11. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of

Madison Funds | Notes to the Financial Statements (unaudited) - concluded | April 30, 2019

the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Issuers”). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2019 follows:

Fund/Underlying Fund	Beginning Value as of 10/31/2018	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 4/30/2019	Shares	Dividend Income	Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class Y	$13,042,539	$–	$(1,026,617)	$(64,320)	$513,994	$12,465,596	1,262,978	$1,090,937	$–
Madison Corporate Bond Fund Class Y	4,856,723	–	(1,101,099)	(47,733)	254,408	3,962,299	346,961	1,148,832	1,073
Madison Dividend Income Fund Class Y	4,770,573	682,597	–	–	55,297	5,508,467	205,004	–	459,454
Madison Investors Fund Class Y	4,836,327	726,836	–	–	(78,491)	5,484,672	240,767	–	695,465
Madison Mid Cap Fund Class Y	345,040	22,940	–	–	24,312	392,292	36,323	–	22,846

Totals	$27,851,202	$1,432,373	$(2,127,716)	$112,053	$769,520	$27,813,326		$2,239,769	$1,178,838

Moderate Allocation Fund
Madison Core Bond Fund Class Y	$16,767,597	$–	$(500,000)	$(22,029)	$632,849	$16,878,417	1,710,073	$522,029	$–
Madison Dividend Income Fund Class Y	15,524,909	1,577,523	–	–	187,242	17,289,674	643,456	–	1,442,108
Madison Investors Fund Class Y	15,474,848	2,325,665	–	–	(251,148)	17,549,365	770,385	–	2,225,285
Madison Large Cap Value Fund Class Y	3,086,868	285,776	(1,377,819)	(249,494)	(49,582)	1,695,749	132,792	1,627,314	253,759
Madison Mid Cap Fund Class Y	3,278,532	217,977	–	–	231,004	3,727,513	345,140	–	217,083

Totals	$54,132,754	$4,406,941	$(1,877,819)	$(271,523)	$750,365	$57,140,718		$2,149,343	$4,138,235

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	$4,527,616	$–	$(250,000)	$(9,993)	$173,632	$4,441,255	449,975	$259,993	$–
Madison Dividend Income Fund Class Y	7,927,719	1,305,096	–	–	95,610	9,328,425	347,169	–	758,839
Madison Investors Fund Class Y	8,285,193	1,245,153	–	–	(134,464)	9,395,882	412,462	–	1,191,412
Madison Large Cap Value Fund Class Y	2,043,720	171,657	(747,251)	(85,960)	(114,677)	1,267,489	99,255	833,210	152,425
Madison Mid Cap Fund Class Y	1,935,088	128,656	–	–	136,346	2,200,090	203,712	–	128,129

Totals	$24,719,336	$2,850,562	$(997,251)	$(95,953)	$156,447	$26,633,141		$1,093,204	$2,230,804

[1] Distributions received include distributions from net investment income and from capital gains from the underlying funds.

13. SUBSEQUENT EVENTS

Madison Asset Management, LLC (“Madison”) has entered into an asset purchase agreement (the “Transaction”) with Broadview Advisors, LLC (“Broadview”), pursuant to which Madison has agreed to purchase certain assets relating to Broadview’s advisory business. Madison will acquire the assets of the Broadview Opportunity Fund, the sole series of Broadview Funds Trust, by reorganizing it with and into the Madison Small Cap Fund, as part of the Transaction.

Madison will continue to manage the Small Cap Fund, which is currently subadvised by Wellington Capital Management LLP (“Wellington”). Wellington will cease to be the sub-adviser once the reorganization is complete.

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Madison Funds |  April 30, 2019

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2018. Expenses paid during the period in the tables below are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,061.40	0.70%	$3.58	$1,057.60	1.45%	$7.40
Moderate Allocation	1,000	1,073.00	0.70%	3.60	1,068.60	1.45%	7.44
Aggressive Allocation	1,000	1,081.70	0.70%	3.61	1,077.50	1.45%	7.47
Government Money Market	1,000	1,009.00	0.55%	2.74	1,005.30	1.30%	6.46
Core Bond	1,000	1,050.00	0.90%	4.57	1,047.10	1.65%	8.37
High Income	1,000	1,045.60	1.00%	5.07	1,042.20	1.75%	8.86
Diversified Income	1,000	1,090.20	1.10%	5.70	1,086.90	1.85%	9.57
Covered Call & Equity Income	1,000	1,003.00	1.25%	6.21	N/A	N/A	N/A
Large Cap Value	1,000	1,034.30	1.16%	5.85	1,031.00	1.91%	9.62
Investors	1,000	1,132.40	1.20%	6.34	1,000.00	N/A	N/A
Mid Cap	1,000	1,134.70	1.40%	7.41	1,130.80	2.15%	11.36
Small Cap	1,000	1,048.90	1.50%	7.62	1,045.00	2.25%	11.41
International Stock	1,000	1,072.60	1.60%	8.22	1,068.90	2.35%	12.05

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,057.50	1.45%	$7.40
Moderate Allocation*	1,000	1,068.50	1.45%	7.44
Aggressive Allocation*	1,000	1,077.40	1.45%	7.47
Diversified Income	1,000	1,087.00	1.84%	9.52
Covered Call & Equity Income	1,000	998.60	2.00%	9.91

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$ 1,046.10	0.85%	$4.31
Tax-Free National	1,000	1,049.30	0.75%	3.81
High Quality Bond	1,000	1,034.30	0.49%	2.47
Core Bond	1,000	1,051.40	0.65%	3.31
Corporate Bond	1,000	1,068.50	0.65%	3.33
High Income	1,000	1,047.90	0.75%	3.81
Covered Call & Equity Income	1,000	1,003.50	1.00%	4.97
Dividend Income	1,000	1,113.70	0.95%	4.98
Large Cap Value	1,000	1,036.20	0.91%	4.59
Investors	1,000	1,134.10	0.95%	5.03
Mid Cap	1,000	1,136.90	0.98%	5.19
Small Cap	1,000	1,051.00	1.25%	6.36
International Stock	1,000	1,073.40	1.35%	6.94

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$ 1,052.10	0.52%	$2.65
Covered Call & Equity Income	1,000	1,004.60	0.87%	4.32
Investors	1,000	1,135.40	0.77%	4.08
Mid Cap	1,000	1,139.10	0.77%	4.08

*The annual expense ratio does not include the expenses of the underlying funds.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Madison Funds | Other Information (unaudited) - concluded  | April 30, 2019

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,021.32	0.70%	$3.51	$1,017.60	1.45%	$7.25
Moderate Allocation*	1,000	1,021.32	0.70%	3.51	$1,017.60	1.45%	$7.25
Aggressive Allocation*	1,000	1,021.32	0.70%	3.51	$1,017.60	1.45%	$7.25
Government Money Market	1,000	1,022.07	0.55%	2.76	$1,018.35	1.30%	$6.51
Core Bond	1,000	1,020.33	0.90%	4.51	$1,016.61	1.65%	$8.25
High Income	1,000	1,019.84	1.00%	5.01	$1,016.12	1.75%	$8.75
Diversified Income	1,000	1,019.34	1.10%	5.51	$1,015.62	1.85%	$9.25
Covered Call & Equity Income	1,000	1,018.60	1.25%	6.26	N/A	N/A	N/A
Large Cap Value	1,000	1,019.04	1.16%	5.81	$1,015.32	1.91%	$9.54
Investors	1,000	1,018.84	1.20%	6.01	$1,000.00	N/A	N/A
Mid Cap	1,000	1,017.85	1.40%	7.00	$1,014.13	2.15%	$10.74
Small Cap	1,000	1,017.36	1.50%	7.50	$1,013.64	2.25%	$11.23
International Stock	1,000	1,016.86	1.60%	8.00	$1,013.14	2.35%	$11.73

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,017.60	1.45%	$7.25
Moderate Allocation*	1,000	$1,017.60	1.45%	7.25
Aggressive Allocation*	1,000	$1,017.60	1.45%	7.25
Diversified Income	1,000	$1,015.67	1.84%	9.20
Covered Call & Equity Income	1,000	$1,014.88	2.00%	9.99

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.58	0.85%	$4.26
Tax-Free National	1,000	$1,021.08	0.75%	3.76
High Quality Bond	1,000	$1,022.36	0.49%	2.46
Core Bond	1,000	$1,021.57	0.65%	3.26
Corporate Bond	1,000	$1,021.57	0.65%	3.26
High Income	1,000	$1,021.08	0.75%	3.76
Covered Call & Equity Income	1,000	$1,019.84	1.00%	5.01
Dividend Income	1,000	$1,020.08	0.95%	4.76
Large Cap Value	1,000	$1,020.28	0.91%	4.56
Investors	1,000	$1,020.08	0.95%	4.76
Mid Cap	1,000	$1,019.93	0.98%	4.91
Small Cap	1,000	$1,018.60	1.25%	6.26
International Stock	1,000	$1,018.10	1.35%	6.76

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,022.22	0.52%	$2.61
Covered Call & Equity Income	1,000	1,020.48	0.87%	4.36
Investors	1,000	1,020.98	0.77%	3.86
Mid Cap	1,000	1,020.98	0.77%	3.86

*The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form NPORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the funds to vote proxies related to portfolio securities is available to shareholders at no cost on the funds’ website at www.madisonfunds.com or by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost 1-800-SEC-0330 on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments Management’s Discussion of Fund Performance are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Madison Funds
P.O. Box 219083
Kansas City, MO 64121-9083
1 (800) 877-6089
www.madisonfunds.com

SEC File Number: 811-08261

4460-P1060 Rev. 0419

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust’s procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of ethics - See Item 2.

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(3) Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin S. Thompson
Kevin S. Thompson, Principal Executive Officer

Date: July 8, 2019

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: July 8, 2019